UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

INNOVATOR

Annual Report

INNOVATOR MSCI EAFE DEFINED OUTCOME ETFS
INNOVATOR MSCI EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR NASDAQ-100 DEFINED OUTCOME ETFS
INNOVATOR RUSSELL 2000 DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR STACKER DEFINED OUTCOME ETFS

October 31, 2020
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	41
Schedules of Investments and Options Written	43
Statements of Assets and Liabilities	77
Statements of Operations	89
Statements of Changes in Net Assets	101
Financial Highlights	113
Notes to Financial Statements	125
Report of Independent Registered Accounting Firm	146
Trustees and Officers	149
Board Considerations Regarding Approval of Investment Management Agreement	151
Additional Information	157

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the year or period ended October 31, 2020.

First, and most importantly, we want to thank those first responders and health care workers who have responded so tremendously to one of the greatest health crisis of our lifetimes. Our thoughts and prayers are with the communities and individuals most deeply affected by the COVID-19 Crisis.

Innovator Capital Management was established on an unwavering commitment to building products that seek to deliver confidence to investors, even in the face of uncertainty. The COVID-19 Crisis has served as a true test of Innovator’s products in the marketplace, and I’m happy to report that even through these most unprecedented times, Innovator ETFs have performed as expected. In fact, through the recent market correction, our Defined Outcome line of ETFs were some of the best performing products in the marketplace.

Innovator’s people, processes and investment products have been essential to stabilizing and growing the US economy, and the financial health and well-being of Innovator ETF investors. We appreciate the trust and support you have put in our firm, and thank you for the opportunity to serve you for many years to come.

Innovator’s Russell 2000, MSCI EAFE, MSCI Emerging Markets, and Nasdaq-100 Defined Outcome ETFs all provide defined exposures to key benchmark equity indexes that we believe add diversification to a client’s investment portfolio. Our July series of the MSCI EAFE and MSCI EM Power Buffer ETFs and October series of the Russell 2000 and Nasdaq-100 Power Buffer ETFs completed their first outcome periods and rebalanced. As we had anticipated, the ETFs performed exactly as we had expected, allowing investors to participate in market growth, but with significantly less volatility and lower drawdowns.

Our expansion of the Defined Outcome Family, to include the Innovator 20+ Treasury Bond 9 Buffer ETF and the Innovator 20+ Treasury Bond 5 Floor ETF, allows clients to tap a less correlated asset class, long term treasuries, and add this to their portfolios, while buffering or capping the maximum loss experienced by investors. We launched our “TLTs” in July and remain confident that they will be an important component of our lineup for years to come.

3

Letter to Shareholders (Unaudited) (Continued)

In October, we grew the Defined Outcome Family further to include “Stackers.” We believe this to be a game-changer in the defined outcome space because it allows us to provide investors the upside exposure to SPY, QQQ, and IWM (in the triple stacker only), but only the downside exposure of SPY. In our view, clients get the best of the US equity markets, without needing to take on additional risk to the downside.

We believe, more than ever, that our one-year entire Defined Outcome Family has a clear role in clients’ portfolios and we look forward to seeing them grow.

Again, our thoughts and prayers go out to the communities and individuals who have been affected by the current global health and economic crisis. Thank you again for the trust and support you have put in us, and we wish you a happy and healthy holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The funds seek to generate returns that match the returns of its benchmark Index, up to the Cap on potential upside returns, while limiting downside losses, over the course of a 1-year period. There is no guarantee the fund will achieve its investment objective. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

4

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Foreign and Emerging Markets Risk Non-U.S. securities and Emerging Markets are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Technology Sector Risk Companies in the technology sector are often smaller and can be characterized by relatively higher volatility in price performance when compared to other economic sectors. They can face intense competition which may have an adverse effect on profit margins.

Small Cap Risk Small cap companies may be more volatile and susceptible to adverse developments than their mid and large cap counterpart. In addition, the small cap companies may be less liquid than larger companies.

FLEX Options Risk The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation OCC. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

These Funds are designed to provide point-to-point exposure to the price return of the respective MSCI EAFE, MSCI Emerging Markets, Russell 2000 and Nasdaq–100 index (or in the case of the treasury ETFs and the Stacker ETFs, the price return of the underlying referenced ETFs, respectively) via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the respective index or underlying referenced ETF during the interim period.

5

Letter to Shareholders (Unaudited) (Continued)

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Funds’ for an outcome period (the “Outcome Period”), before fees and expenses. If an Outcome Period has begun and the Fund has increased in value to a level near to its Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Certain of the Funds seek to provide a buffer or floor level against Index losses during the Outcome Period; however, the Funds only seek to provide that respective level of buffer or floor level for those shareholders that hold shares for the entire Outcome Period. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond any pre-determined buffer or floor, an investor purchasing shares at that price may not benefit from the buffer or floor, as applicable. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer or floor until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

6

INNOVATOR MSCI EAFE POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2020 as compared with the MSCI EAFE Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - January
NAV Return	-2.52%
Market Return	-3.26%
MSCI EAFE Index - Price Return	-12.61%
MSCI EAFE Index - Total Return	-10.80%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR MSCI EAFE POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

8

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2020 as compared with the MSCI EAFE Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - July
NAV Return	-2.04%	-0.28%
Market Return	-2.82%	-0.68%
MSCI EAFE Index - Price Return	-8.97%	-5.56%
MSCI EAFE Index - Total Return	-6.86%	-3.41%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

10

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2020 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - January
NAV Return	1.71%
Market Return	1.53%
MSCI Emerging Markets Index - Price Return	-1.00%
MSCI Emerging Markets Index - Total Return	0.87%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return  include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

12

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2020 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - July
NAV Return	2.04%	1.43%
Market Return	1.35%	1.06%
MSCI Emerging Markets Index - Price Return	5.90%	3.41%
MSCI Emerging Markets Index - Total Return	8.25%	5.92%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

14

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2020 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - January
NAV Return	7.16%
Market Return	6.96%
NASDAQ-100 Index - Price Return	26.56%
NASDAQ-100 Index - Total Return	27.49%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

16

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - April from its inception (March 31, 2020) to October 31, 2020 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - April
NAV Return	11.69%
Market Return	11.53%
NASDAQ-100 Index - Price Return	41.46%
NASDAQ-100 Index - Total Return	42.12%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

17

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

18

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - July from its inception (June 30, 2020) to October 31, 2020 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - July
NAV Return	3.91%
Market Return	3.45%
NASDAQ-100 Index - Price Return	8.82%
NASDAQ-100 Index - Total Return	9.06%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

20

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - October from its inception (September 30, 2019) to October 31, 2020 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF – October
NAV Return	6.92%	8.53%
Market Return	6.16%	7.98%
NASDAQ-100 Index - Price Return	36.73%	38.72%
NASDAQ-100 Index - Total Return	38.02%	39.99%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

22

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2020 as compared with the Russell 2000 Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - January
NAV Return	-1.95%
Market Return	-2.21%
Russell 2000 Index - Price Return	-7.79%
Russell 2000 Index - Total Return	-6.77%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

24

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - April from its inception (March 31, 2020) to October 31, 2020 as compared with the Russell 2000 Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - April
NAV Return	12.79%
Market Return	12.80%
Russell 2000 Index - Price Return	33.42%
Russell 2000 Index - Total Return	34.36%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

26

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - July from its inception (June 30, 2020) to October 31, 2020 as compared with the Russell 2000 Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - July
NAV Return	3.66%
Market Return	3.80%
Russell 2000 Index - Price Return	6.74%
Russell 2000 Index - Total Return	7.13%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

27

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

28

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - October from its inception (September 30, 2019) to October 31, 2020 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - October
NAV Return	-1.73%	-0.38%
Market Return	-1.91%	-0.20%
Russell 2000 Index - Price Return	-1.53%	0.91%
Russell 2000 Index - Total Return	-0.14%	2.30%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

29

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

30

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF - July from its inception (August 17, 2020) to October 31, 2020 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF - July
NAV Return	-1.79%
Market Return	-1.69%
ICE U.S. Treasury 20+ Year Index - Total Return	-3.13%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

31

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

32

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF - July from its inception (August 17, 2020) to October 31, 2020 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
NAV Return	-2.19%
Market Return	-2.04%
ICE U.S. Treasury 20+ Year Index - Total Return	-3.13%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

33

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

34

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Double Stacker ETF - October
NAV Return	-2.46%
Market Return	-2.54%
S&P 500® Index - Price Return	-2.77%
S&P 500® Index - Total Return	-2.66%
NASDAQ-100 Index - Total Return	-3.16%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

35

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSOC.

36

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Triple Stacker ETF - October
NAV Return	-1.80%
Market Return	-1.85%
S&P 500® Index - Price Return	-2.77%
S&P 500® Index - Total Return	-2.66%
NASDAQ-100 Index - Total Return	-3.16%
Russell 2000 Index - Total Return	2.09%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

37

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the  S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSOC.

38

INNOVATOR DOUBLE STACKER 9 ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited)

Total Returns as of October 31, 2020
Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - October
NAV Return	-1.95%
Market Return	-1.74%
S&P 500® Index - Price Return	-2.77%
S&P 500® Index - Total Return	-2.66%
NASDAQ-100 Index - Total Return	-3.16%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

39

INNOVATOR DOUBLE STACKER 9 ETF – OCTOBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBOC.

40

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to October 31, 2020 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid		Annualized Expense
	Beginning	Ending	During		Ratio
	Account Value	Account Value	the Period		for the Period
Innovator MSCI EAFE Power Buffer ETF - January (NAV)	$1,000.00	$1,066.40	$4.42	(a)	0.85%
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	1,000.00	1,036.40	4.35	(a)	0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,117.90	4.74	(a)	0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,072.20	4.64	(a)	0.89%
Innovator Nasdaq-100 Power Buffer ETF - January (NAV)	1,000.00	1,068.40	4.11	(a)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - April (NAV)	1,000.00	1,061.70	4.09	(a)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - July (NAV)	1,000.00	1,039.10	2.71	(b)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,032.90	4.04	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - January (NAV)	1,000.00	1,108.70	4.19	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - April (NAV)	1,000.00	1,069.00	4.11	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - July (NAV)	1,000.00	1,036.60	2.70	(b)	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,064.70	4.10	(a)	0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - July (NAV)	1,000.00	982.10	1.60	(c)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	978.10	1.60	(c)	0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	975.40	0.66	(d)	0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	982.00	0.66	(d)	0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	980.50	0.66	(d)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/366 (to reflect the period since the Fund's inception).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 75/366 (to reflect the period since the Fund's inception).
(d)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the period since the Fund's inception).

41

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses Paid		Annualized Expense
	Beginning	Ending	During		Ratio
	Account Value	Account Value	the Period (a)		for the Period
Innovator MSCI EAFE Power Buffer ETF - January (NAV)	$1,000.00	$1,020.86	$4.32		0.85%
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	1,000.00	1,020.86	4.32		0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.66	4.52		0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.66	4.52		0.89%
Innovator Nasdaq-100 Power Buffer ETF - January (NAV)	1,000.00	1,021.17	4.01		0.79%
Innovator Nasdaq-100 Power Buffer ETF - April (NAV)	1,000.00	1,021.17	4.01		0.79%
Innovator Nasdaq-100 Power Buffer ETF - July (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,021.17	4.01		0.79%
Innovator Russell 2000 Power Buffer ETF - January (NAV)	1,000.00	1,021.17	4.01		0.79%
Innovator Russell 2000 Power Buffer ETF - April (NAV)	1,000.00	1,021.17	4.01		0.79%
Innovator Russell 2000 Power Buffer ETF - July (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,021.17	4.01		0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - July (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,021.17	4.01	(b)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.

42

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.19% (a)(b)
CALL OPTIONS - 56.93%
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $1,221.60	528	$93,988,224	$29,837,081
			29,837,081
PUT OPTIONS - 46.26%
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $2,443.20	264	46,994,112	17,567,774
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $2,036.00	264	46,994,112	6,678,323
			24,246,097
TOTAL PURCHASED OPTIONS (Cost $59,536,108)			54,083,178

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$2,000	2,000
TOTAL SHORT TERM INVESTMENTS (Cost $2,000)		2,000

Total Investments (Cost $59,538,108) - 103.19%		54,085,178
Liabilities in Excess of Other Assets - (3.19)%		(1,670,481)
TOTAL NET ASSETS - 100.00%		$52,414,697

Asset Type	% of Net Assets
Purchased Options	103.19%
Short Term Investments	0.00 (b)
Total Investments	103.19
Liabilities in Excess of Other Assets	(3.19)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	12/31/2020	$2,443.20	264	$(46,994,112)	$(525)
MXEA MSCI EAFE Index	12/31/2020	2,241.23	264	(46,994,112)	(3,326)
					(3,851)
Put Options
MXEA MSCI EAFE Index	12/31/2020	1,730.60	264	(46,994,112)	(1,228,236)
MXEA MSCI EAFE Index	12/31/2020	1,221.60	528	(93,988,224)	(127,498)
					(1,355,734)
Total Options Written (Premiums Received $861,674)					$(1,359,585)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

44

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.76% (a)(b)
CALL OPTIONS - 77.53%
MXEA MSCI EAFE Index, Expires 6/30/2021, Strike Price $1,071.33	778	$138,490,224	$54,183,046
			54,183,046
PUT OPTIONS - 29.23%
MXEA MSCI EAFE Index, Expires 6/30/2021, Strike Price $2,142.66	389	69,245,112	15,265,333
MXEA MSCI EAFE Index, Expires 6/30/2021, Strike Price $1,785.55	389	69,245,112	5,161,634
			20,426,967
TOTAL PURCHASED OPTIONS (Cost $76,868,267)			74,610,013

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,831	1,831
TOTAL SHORT TERM INVESTMENTS (Cost $1,831)		1,831

Total Investments (Cost $76,870,098) - 106.76%		74,611,844
Liabilities in Excess of Other Assets - (6.76)%		(4,728,629)
TOTAL NET ASSETS - 100.00%		$69,883,215

Asset Type	% of Net Assets
Purchased Options	106.76%
Short Term Investments	0.00 (b)
Total Investments	106.76
Liabilities in Excess of Other Assets	(6.76)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(b)	Less than 0.005%.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	6/30/2021	$2,142.66	389	$(69,245,112)	$(237,018)
MXEA MSCI EAFE Index	6/30/2021	1,942.14	389	(69,245,112)	(1,472,801)
					(1,709,819)
Put Options
MXEA MSCI EAFE Index	6/30/2021	1,517.72	389	(69,245,112)	(2,064,580)
MXEA MSCI EAFE Index	6/30/2021	1,071.33	778	(138,490,224)	(917,917)
					(2,982,497)
Total Options Written (Premiums Received $7,122,509)					$(4,692,316)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – January

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.95% (a)(b)
CALL OPTIONS - 76.59%
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $669.84	492	$54,290,232	$21,397,863
			21,397,863
PUT OPTIONS - 25.36%
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $1,339.68	246	27,145,116	5,863,091
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $1,116.40	246	27,145,116	1,223,225
			7,086,316
TOTAL PURCHASED OPTIONS (Cost $32,145,499)			28,484,179

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$2,729	2,729
TOTAL SHORT TERM INVESTMENTS (Cost $2,729)		2,729

Total Investments (Cost $32,148,228) - 101.96%		28,486,908
Liabilities in Excess of Other Assets - (1.96)%		(547,255)
TOTAL NET ASSETS - 100.00%		$27,939,653

Asset Type	% of Net Assets
Purchased Options	101.95%
Short Term Investments	0.01
Total Investments	101.96
Liabilities in Excess of Other Assets	(1.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – January

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	12/31/2020	$1,339.68	246	$(27,145,116)	$(11,626)
MXEF MSCI Emerging Markets Index	12/31/2020	1,259.08	246	(27,145,116)	(43,722)
					(55,348)
Put Options
MXEF MSCI Emerging Markets Index	12/31/2020	948.94	246	(27,145,116)	(233,190)
MXEF MSCI Emerging Markets Index	12/31/2020	669.84	492	(54,290,232)	(69,231)
					(302,421)
Total Options Written (Premiums Received $382,665)					$(357,769)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.16% (a)(b)
CALL OPTIONS - 98.61%
MXEF MSCI Emerging Markets Index, Expires 6/30/2021, Strike Price $595.95	688	$75,918,048	$34,709,613
			34,709,613
PUT OPTIONS - 18.55%
MXEF MSCI Emerging Markets Index, Expires 6/30/2021, Strike Price $1,191.90	344	37,959,024	4,773,359
MXEF MSCI Emerging Markets Index, Expires 6/30/2021, Strike Price $993.25	344	37,959,024	1,754,690
			6,528,049
TOTAL PURCHASED OPTIONS (Cost $40,048,091)			41,237,662

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,053	1,053
TOTAL SHORT TERM INVESTMENTS (Cost $1,053)		1,053

Total Investments (Cost $40,049,144) - 117.16%		41,238,715
Liabilities in Excess of Other Assets - (17.16)%		(6,041,621)
TOTAL NET ASSETS - 100.00%		$35,197,094

Asset Type	% of Net Assets
Purchased Options	117.16%
Short Term Investments	0.00 (b)
Total Investments	117.16
Liabilities in Excess of Other Assets	(17.16)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

49

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	6/30/2021	$1,191.90	344	$(37,959,024)	$(1,483,181)
MXEF MSCI Emerging Markets Index	6/30/2021	1,078.37	344	(37,959,024)	(3,346,454)
					(4,829,635)
Put Options
MXEF MSCI Emerging Markets Index	6/30/2021	844.26	344	(37,959,024)	(787,524)
MXEF MSCI Emerging Markets Index	6/30/2021	595.95	688	(75,918,048)	(366,807)
					(1,154,331)
Total Options Written (Premiums Received $5,461,119)					$(5,983,966)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 130.22% (a)(b)
CALL OPTIONS - 124.56%
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $5,239.84	84	$92,844,780	$48,970,201
			48,970,201
PUT OPTIONS - 5.66%
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $10,479.68	42	46,422,390	1,797,434
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $8,733.07	42	46,422,390	427,880
			2,225,314
TOTAL PURCHASED OPTIONS (Cost $69,457,177)			51,195,515

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,122	1,122
TOTAL SHORT TERM INVESTMENTS (Cost $1,122)		1,122

Total Investments (Cost $69,458,299) - 130.22%		51,196,637
Liabilities in Excess of Other Assets - (30.22)%		(11,881,530)
TOTAL NET ASSETS - 100.00%		$39,315,107

Asset Type	% of Net Assets
Purchased Options	130.22%
Short Term Investments	0.00 (b)
Total Investments	130.22
Liabilities in Excess of Other Assets	(30.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	12/31/2020	$10,479.68	42	$(46,422,390)	$(4,277,541)
NDX Nasdaq-100 Index	12/31/2020	9,555.73	42	(46,422,390)	(7,228,797)
					(11,506,338)
Put Options
NDX Nasdaq-100 Index	12/31/2020	7,423.11	42	(46,422,390)	(142,762)
NDX Nasdaq-100 Index	12/31/2020	5,239.84	84	(92,844,780)	(53,764)
					(196,526)
Total Options Written (Premiums Received $2,244,970)					$(11,702,864)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 152.30% (a)(b)
CALL OPTIONS - 146.16%
NDX Nasdaq-100 Index, Expires 03/31/2021, Strike Price $4,688.10	36	$39,790,620	$22,972,454
			22,972,454
PUT OPTIONS - 6.14%
NDX Nasdaq-100 Index, Expires 03/31/2021, Strike Price $9,376.20	18	19,895,310	700,795
NDX Nasdaq-100 Index, Expires 03/31/2021, Strike Price $7,813.50	18	19,895,310	264,883
			965,678
TOTAL PURCHASED OPTIONS (Cost $23,249,834)			23,938,132

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$984	984
TOTAL SHORT TERM INVESTMENTS (Cost $984)		984

Total Investments (Cost $23,250,817) - 152.31%		23,939,116
Liabilities in Excess of Other Assets - (52.31)%		(8,221,958)
TOTAL NET ASSETS - 100.00%		$15,717,158

Asset Type	% of Net Assets
Purchased Options	152.30%
Short Term Investments	0.01
Total Investments	152.31
Liabilities in Excess of Other Assets	(52.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	3/31/2021	$9,376.20	18	$(19,895,310)	$(3,728,433)
NDX Nasdaq-100 Index	3/31/2021	8,990.21	18	(19,895,310)	(4,280,703)
					(8,009,136)
Put Options
NDX Nasdaq-100 Index	3/31/2021	6,641.48	18	(19,895,310)	(117,461)
NDX Nasdaq-100 Index	3/31/2021	4,688.10	36	(39,790,620)	(52,914)
					(170,375)
Total Options Written (Premiums Received $1,579,820)					$(8,179,511)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

54

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 118.99% (a)(b)
CALL OPTIONS - 95.16%
NDX Nasdaq-100 Index, Expires 6/30/2021, Strike Price $6,094.11	108	$119,371,860	$54,249,789
			54,249,789
PUT OPTIONS - 23.83%
NDX Nasdaq-100 Index, Expires 6/30/2021, Strike Price $12,188.22	54	59,685,930	9,373,261
NDX Nasdaq-100 Index, Expires 6/30/2021, Strike Price $10,156.85	54	59,685,930	4,211,864
			13,585,125
TOTAL PURCHASED OPTIONS (Cost $78,984,008)			67,834,914

Total Investments (Cost $78,984,008) - 118.99%			67,834,914
Liabilities in Excess of Other Assets - (18.99)%			(10,823,810)
TOTAL NET ASSETS - 100.00%			$57,011,104

Asset Type	% of Net Assets
Purchased Options	118.99%
Total Investments	118.99
Liabilities in Excess of Other Assets	(18.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

55

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	6/30/2021	$12,188.22	54	$(59,685,930)	$(3,234,745)
NDX Nasdaq-100 Index	6/30/2021	11,604.20	54	(59,685,930)	(4,572,115)
					(7,806,860)
Put Options
NDX Nasdaq-100 Index	6/30/2021	8,633.32	54	(59,685,930)	(2,040,101)
NDX Nasdaq-100 Index	6/30/2021	6,094.11	108	(119,371,860)	(897,175)
					(2,937,276)
Total Options Written (Premiums Received $8,399,189)					$(10,744,136)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

56

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.75% (a)(b)
CALL OPTIONS - 77.51%
NDX Nasdaq-100 Index, Expires 9/30/2021, Strike Price $6,850.84	72	$79,581,240	$31,442,000
			31,442,000
PUT OPTIONS - 39.24%
NDX Nasdaq-100 Index, Expires 9/30/2021, Strike Price $13,701.67	36	39,790,620	10,676,827
NDX Nasdaq-100 Index, Expires 9/30/2021, Strike Price $11,418.06	36	39,790,620	5,242,834
			15,919,661
TOTAL PURCHASED OPTIONS (Cost $48,634,137)			47,361,661

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,038	1,038
TOTAL SHORT TERM INVESTMENTS (Cost $1,038)		1,038

Total Investments (Cost $48,635,175) - 116.75%		47,362,699
Liabilities in Excess of Other Assets - (16.75)%		(6,796,969)
TOTAL NET ASSETS - 100.00%		$40,565,730

Asset Type	% of Net Assets
Purchased Options	116.75%
Short Term Investments	0.00 (b)
Total Investments	116.75
Liabilities in Excess of Other Assets	(16.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

57

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	9/30/2021	$13,701.67	36	$(39,790,620)	$(1,085,143)
NDX Nasdaq-100 Index	9/30/2021	13,238.10	36	(39,790,620)	(1,455,436)
					(2,540,579)
Put Options
NDX Nasdaq-100 Index	9/30/2021	9,705.35	36	(39,790,620)	(2,750,890)
NDX Nasdaq-100 Index	9/30/2021	6,850.84	72	(79,581,240)	(1,365,719)
					(4,116,609)
Total Options Written (Premiums Received $7,309,471)					$(6,657,188)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.24% (a)(b)
CALL OPTIONS - 66.17%
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $1,001.00	2,024	$311,388,150	$109,574,420
			109,574,420
PUT OPTIONS - 38.07%
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $2,002.01	1,012	155,694,075	46,877,564
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $1,668.34	1,012	155,694,075	16,162,761
			63,040,325
TOTAL PURCHASED OPTIONS (Cost $197,727,307)			172,614,745

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,169	1,169
TOTAL SHORT TERM INVESTMENTS (Cost $1,169)		1,169

Total Investments (Cost $197,728,476) - 104.24%		172,615,914
Liabilities in Excess of Other Assets - (4.24)%		(7,027,759)
TOTAL NET ASSETS - 100.00%		$165,588,155

Asset Type	% of Net Assets
Purchased Options	104.24%
Short Term Investments	0.00 (b)
Total Investments	104.24
Liabilities in Excess of Other Assets	(4.24)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	12/31/2020	$2,002.01	1,012	$(155,694,075)	$(49,885)
RUT Russell 2000 Index	12/31/2020	1,818.16	1,012	(155,694,075)	(461,871)
					(511,756)
Put Options
RUT Russell 2000 Index	12/31/2020	1,418.09	1,012	(155,694,075)	(4,909,323)
RUT Russell 2000 Index	12/31/2020	1,001.00	2,024	(311,388,150)	(834,901)
					(5,744,224)
Total Options Written (Premiums Received $4,810,764)					$(6,255,980)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

60

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 137.79% (a)(b)
CALL OPTIONS - 130.03%
RUT Russell 2000 Index, Expires 03/31/2021, Strike Price $691.23	510	$78,462,429	$43,102,415
			43,102,415
PUT OPTIONS - 7.76%
RUT Russell 2000 Index, Expires 03/31/2021, Strike Price $1,382.46	255	39,231,215	1,838,715
RUT Russell 2000 Index, Expires 03/31/2021, Strike Price $1,152.05	255	39,231,215	731,981
			2,570,696
TOTAL PURCHASED OPTIONS (Cost $54,254,648)			45,673,111

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$855	855
TOTAL SHORT TERM INVESTMENTS (Cost $855)		855

Total Investments (Cost $54,255,504) - 137.79%		45,673,966
Liabilities in Excess of Other Assets - (37.79)%		(12,527,012)
TOTAL NET ASSETS - 100.00%		$33,146,954

Asset Type	% of Net Assets
Purchased Options	137.79%
Short Term Investments	0.00 (b)
Total Investments	137.79
Liabilities in Excess of Other Assets	(37.79)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	3/31/2021	$1,382.46	255	$(39,231,215)	$(5,737,348)
RUT Russell 2000 Index	3/31/2021	1,358.84	255	(39,231,215)	(6,184,471)
					(11,921,819)
Put Options
RUT Russell 2000 Index	3/31/2021	979.24	255	(39,231,215)	(331,570)
RUT Russell 2000 Index	3/31/2021	691.23	510	(78,462,429)	(140,129)
					(471,699)
Total Options Written (Premiums Received $6,511,257)					$(12,393,518)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

62

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.64% (a)(b)
CALL OPTIONS - 90.48%
RUT Russell 2000 Index, Expires 06/30/2021, Strike Price $864.82	312	$48,000,545	$21,096,733
			21,096,733
PUT OPTIONS - 24.16%
RUT Russell 2000 Index, Expires 06/30/2021, Strike Price $1,729.63	156	24,000,272	3,962,190
RUT Russell 2000 Index, Expires 06/30/2021, Strike Price $1,441.36	156	24,000,272	1,669,860
			5,632,050
TOTAL PURCHASED OPTIONS (Cost $30,928,699)			26,728,783

Total Investments (Cost $30,928,699) - 114.64%			26,728,783
Liabilities in Excess of Other Assets - (14.64)%			(3,413,231)
TOTAL NET ASSETS - 100.00%			$23,315,552

Asset Type	% of Net Assets
Purchased Options	114.64%
Total Investments	114.64
Liabilities in Excess of Other Assets	(14.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

63

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	6/30/2021	$1,729.63	156	$(24,000,272)	$(916,082)
RUT Russell 2000 Index	6/30/2021	1,673.56	156	(24,000,272)	(1,204,649)
					(2,120,731)
Put Options
RUT Russell 2000 Index	6/30/2021	1,225.16	156	(24,000,272)	(825,937)
RUT Russell 2000 Index	6/30/2021	864.82	312	(48,000,545)	(410,799)
					(1,236,736)
Total Options Written (Premiums Received $2,395,388)					$(3,357,467)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.64% (a)(b)
CALL OPTIONS - 85.01%
RUT Russell 2000 Index, Expires 9/30/2021, Strike Price $904.61	636	$97,847,264	$40,948,372
			40,948,372
PUT OPTIONS - 31.63%
RUT Russell 2000 Index, Expires 9/30/2021, Strike Price $1809.23	318	48,923,632	10,304,943
RUT Russell 2000 Index, Expires 9/30/2021, Strike Price $1507.69	318	48,923,632	4,933,147
			15,238,090
TOTAL PURCHASED OPTIONS (Cost $55,396,604)			56,186,462

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$4,209	4,209
TOTAL SHORT TERM INVESTMENTS (Cost $4,209)		4,209

Total Investments (Cost $55,400,813) - 116.65%		56,190,671
Liabilities in Excess of Other Assets - (16.65)%		(8,021,024)
TOTAL NET ASSETS - 100.00%		$48,169,647

Asset Type	% of Net Assets
Purchased Options	116.64%
Short Term Investments	0.01
Total Investments	116.65
Liabilities in Excess of Other Assets	(16.65)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

65

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	9/30/2021	$1,809.23	318	$(48,923,632)	$(1,504,462)
RUT Russell 2000 Index	9/30/2021	1,706.71	318	(48,923,632)	(2,481,286)
					(3,985,748)
Put Options
RUT Russell 2000 Index	9/30/2021	1,281.54	318	(48,923,632)	(2,589,047)
RUT Russell 2000 Index	9/30/2021	904.61	636	(97,847,264)	(1,421,050)
					(4,010,097)
Total Options Written (Premiums Received $7,123,192)					$(7,995,845)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.62% (a)(b)
CALL OPTIONS - 96.31%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $1.32	190	$2,993,830	$2,940,370
			2,940,370
PUT OPTIONS - 5.31%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $155.41	190	2,993,830	162,104
			162,104
TOTAL PURCHASED OPTIONS (Cost $3,187,415)			3,102,474

SHORT TERM INVESTMENTS - 0.73%	Principal Amount
Money Market Deposit Account - 0.73%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$22,382	22,382
TOTAL SHORT TERM INVESTMENTS (Cost $22,382)		22,382

Total Investments (Cost $3,209,797) - 102.35%		3,124,856
Liabilities in Excess of Other Assets - (2.35)%		(71,682)
TOTAL NET ASSETS - 100.00%		$3,053,174

Asset Type	% of Net Assets
Purchased Options	101.62%
Short Term Investments	0.73
Total Investments	102.35
Liabilities in Excess of Other Assets	(2.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2021	$174.63	190	$(2,993,830)	$(69,572)
Total Options Written (Premiums Received $92,484)					$(69,572)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.98% (a)(b)
CALL OPTIONS - 96.71%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $1.31	342	$5,388,894	$5,293,004
			5,293,004
PUT OPTIONS - 8.27%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $163.59	342	5,388,894	452,627
			452,627
TOTAL PURCHASED OPTIONS (Cost $5,865,799)			5,745,631

SHORT TERM INVESTMENTS - 0.71%	Principal Amount
Money Market Deposit Account - 0.71%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$38,766	38,766
TOTAL SHORT TERM INVESTMENTS (Cost $38,766)		38,766

Total Investments (Cost $5,904,565) - 105.69%		5,784,397
Liabilities in Excess of Other Assets - (5.69)%		(311,379)
TOTAL NET ASSETS - 100.00%		$5,473,018

Asset Type	% of Net Assets
Purchased Options	104.98%
Short Term Investments	0.71
Total Investments	105.69
Liabilities in Excess of Other Assets	(5.69)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2021	$178.72	342	$(5,388,894)	$(112,654)
					(112,654)
Put Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2021	148.87	342	(5,388,894)	(194,874)
					(194,874)
Total Options Written (Premiums Received $317,828)					$(307,528)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.41% (a)(b)
CALL OPTIONS - 106.41%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2021, Strike Price $278.12	435	$11,718,030	$1,110,948
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $2.70	361	11,788,094	11,446,229
TOTAL PURCHASED OPTIONS (Cost $12,969,675)			12,557,177

SHORT TERM INVESTMENTS - 0.82%	Principal Amount
Money Market Deposit Account - 0.82%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$96,827	96,827
TOTAL SHORT TERM INVESTMENTS (Cost $96,827)		96,827

Total Investments (Cost $13,066,502) - 107.23%		12,654,004
Liabilities in Excess of Other Assets - (7.23)%		(852,933)
TOTAL NET ASSETS - 100.00%		$11,801,071

Asset Type	% of Net Assets
Purchased Options	106.41%
Short Term Investments	0.82
Total Investments	107.23
Liabilities in Excess of Other Assets	(7.23)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

71

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2021	$310.39	435	$(11,718,030)	$(548,868)
SPY SPDR S&P 500® Trust ETF	9/30/2021	373.77	361	(11,788,094)	(300,886)
Total Options Written (Premiums Received $1,059,259)					$(849,754)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.11% (a)(b)
CALL OPTIONS - 117.11%
IWM iShares Russell 2000 ETF, Expires 9/30/2021, Strike Price $149.79	465	$7,118,685	$817,950
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2021, Strike Price $278.11	250	6,734,500	638,656
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $2.69	208	6,792,032	6,595,263
TOTAL PURCHASED OPTIONS (Cost $8,623,919)			8,051,869

SHORT TERM INVESTMENTS - 1.27%	Principal Amount
Money Market Deposit Account - 1.27%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$87,001	87,001
TOTAL SHORT TERM INVESTMENTS (Cost $87,001)		87,001

Total Investments (Cost $8,710,920) - 118.38%		8,138,870
Liabilities in Excess of Other Assets - (18.38)%		(1,263,484)
TOTAL NET ASSETS - 100.00%		$6,875,386

Asset Type	% of Net Assets
Purchased Options	117.11%
Short Term Investments	1.27
Total Investments	118.38
Liabilities in Excess of Other Assets	(18.38)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

73

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/30/2021	$160.49	465	$(7,118,685)	$(555,915)
QQQ Invesco QQQ Trust Series 1	9/30/2021	297.96	250	(6,734,500)	(424,072)
SPY SPDR S&P 500® Trust ETF	9/30/2021	358.80	208	(6,792,032)	(279,756)
Total Options Written (Premiums Received $1,615,252)					$(1,259,743)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.99% (a)(b)
CALL OPTIONS - 105.91%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2021, Strike Price $278.10	1,144	$30,817,072	$2,923,316
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $2.68	950	31,021,300	30,123,538
			33,046,854
PUT OPTIONS - 11.08%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $334.89	950	31,021,300	3,457,195
			3,457,195
TOTAL PURCHASED OPTIONS (Cost $37,840,842)			36,504,049

SHORT TERM INVESTMENTS - 0.76%	Principal Amount
Money Market Deposit Account - 0.76%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$237,420	237,420
TOTAL SHORT TERM INVESTMENTS (Cost $237,420)		237,420

Total Investments (Cost $38,078,262) - 117.75%		36,741,469
Liabilities in Excess of Other Assets - (17.75)%		(5,537,220)
TOTAL NET ASSETS - 100.00%		$31,204,249

Asset Type	% of Net Assets
Purchased Options	116.99%
Short Term Investments	0.76
Total Investments	117.75
Liabilities in Excess of Other Assets	(17.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2020 (Continued)

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2021	$298.71	1144	$(30,817,072)	$(1,946,579)
SPY SPDR S&P 500® Trust ETF	9/30/2021	359.71	950	(31,021,300)	(1,242,802)
					(3,189,381)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2021	304.75	950	(31,021,300)	(2,345,452)
					(2,345,452)
Total Options Written (Premiums Received $6,218,342)					$(5,534,833)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Innovator MSCI EAFE Power Buffer ETF - January	Innovator MSCI EAFE Power Buffer ETF - July

$54,085,178	$74,611,844
-	14,906
54,085,178	74,626,750

38,085	51,195
177	24
272,634	-
1,359,585	4,692,316
1,670,481	4,743,535
$52,414,697	$69,883,215

$53,179,864	$73,320,717
(765,167)	(3,437,502)
$52,414,697	$69,883,215

$52,414,697	$69,883,215
2,200,000	3,075,000
$23.82	$22.73

$59,538,108	$76,870,098
861,674	7,122,509

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Assets:
Investments, at value (a)
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR ETFs TRUST

Innovator MSCI Emerging Markets Power Buffer ETF - January	Innovator MSCI Emerging Markets Power Buffer ETF - July

$28,486,908	$41,238,715
28,486,908	41,238,715

22,265	26,607
109	15
167,112	31,033
357,769	5,983,966
547,255	6,041,621
$27,939,653	$35,197,094

$28,506,255	$38,698,174
(566,602)	(3,501,080)
$27,939,653	$35,197,094

$27,939,653	$35,197,094
1,025,000	1,375,000
$27.26	$25.60

$32,148,228	$40,049,144
382,665	5,461,119

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Assets:
Investments, at value (a)
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR ETFs TRUST

Innovator Nasdaq- 100 Power Buffer ETF - January	Innovator Nasdaq- 100 Power Buffer ETF - April	Innovator Nasdaq- 100 Power Buffer ETF - July	Innovator Nasdaq- 100 Power Buffer ETF - October

$51,196,637	$23,939,116	$67,834,914	$47,362,699
51,196,637	23,939,116	67,834,914	47,362,699

28,077	10,560	42,299	21,130
107	-	17	217
150,482	31,887	37,358	118,434
11,702,864	8,179,511	10,744,136	6,657,188
11,881,530	8,221,958	10,823,810	6,796,969
$39,315,107	$15,717,158	$57,011,104	$40,565,730

$39,315,107	$15,717,158	$57,011,104	$40,565,730
-	-	-	-
$39,315,107	$15,717,158	$57,011,104	$40,565,730

$39,315,107	$15,717,158	$57,011,104	$40,565,730
1,050,000	450,000	1,350,000	1,210,000
$37.44	$34.93	$42.23	$33.53

$69,458,299	$23,250,817	$78,984,008	$48,635,175
2,244,970	1,579,820	8,399,189	7,309,471

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR ETFs TRUST

Innovator Russell 2000 Power Buffer ETF - January	Innovator Russell 2000 Power Buffer ETF - April	Innovator Russell 2000 Power Buffer ETF - July	Innovator Russell 2000 Power Buffer ETF - October

$172,615,914	$45,673,966	$26,728,783	$56,190,671
-	-	-	6,832
172,615,914	45,673,966	26,728,783	56,197,503

114,410	24,978	17,442	31,996
-	-	20	15
657,369	108,516	38,302	-
6,255,980	12,393,518	3,357,467	7,995,845
7,027,759	12,527,012	3,413,231	8,027,856
$165,588,155	$33,146,954	$23,315,552	$48,169,647

$166,837,280	$33,146,954	$23,315,552	$48,675,250
(1,249,125)	-	-	(505,603)
$165,588,155	$33,146,954	$23,315,552	$48,169,647

$165,588,155	$33,146,954	$23,315,552	$48,169,647
6,325,000	1,275,000	975,000	2,000,000
$26.18	$26.00	$23.91	$24.08

$197,728,476	$54,255,504	$30,928,699	$55,400,813
4,810,764	6,511,257	2,395,388	7,123,192

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Assets:
Investments, at value (a)
Interest receivable
Total Assets

Liabilities:
Payable to Adviser
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 5 Floor ETF - July	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

$3,124,856	$5,784,397
1	1
3,124,857	5,784,398

2,071	3,811
40	41
69,572	307,528
71,683	311,380
$3,053,174	$5,473,018

$3,136,304	$5,620,616
(83,130)	(147,598)
$3,053,174	$5,473,018

$3,053,174	$5,473,018
125,000	225,000
$24.43	$24.32

$3,209,797	$5,904,565
92,484	317,828

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

Assets:
Investments, at value (a)
ETF variable fee receivable
Interest receivable
Total Assets

Liabilities:
Payable to Adviser
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - October	Innovator Triple Stacker ETF - October	Innovator Double Stacker 9 Buffer ETF - October

$12,654,004	$8,138,870	$36,741,469
-	-	6,320
1	1	3
12,654,005	8,138,871	36,747,792

3,133	3,742	8,710
47	-	-
849,754	1,259,743	5,534,833
852,934	1,263,485	5,543,543
$11,801,071	$6,875,386	$31,204,249

$12,007,243	$7,095,668	$31,866,241
(206,172)	(220,282)	(661,992)
$11,801,071	$6,875,386	$31,204,249

$11,801,071	$6,875,386	$31,204,249
475,000	275,000	1,250,000
$24.84	$25.00	$24.96

$13,066,502	$8,710,920	$38,078,262
1,059,259	1,615,252	6,218,342

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2019.

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR ETFs TRUST

Innovator MSCI EAFE Power Buffer ETF - January (a)	Innovator MSCI EAFE Power Buffer ETF - July

$11	$73
11	73

218,530	578,632
536	3,908
219,066	582,540
(219,055)	(582,467)

4,626,549	(5,879,478)
778,180	(1,518,850)

(5,452,930)	1,818,002
(497,911)	2,625,344
(546,112)	(2,954,982)
$(765,167)	$(3,537,449)

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2019.

91

INNOVATOR ETFs TRUST

Innovator MSCI Emerging Markets Power Buffer ETF - January (a)	Innovator MSCI Emerging Markets Power Buffer ETF - July

$11	$53
11	53

158,335	366,511
395	2,710
158,730	369,221
(158,719)	(369,168)

3,128,508	(3,614,153)
100,033	(3,382,853)

(3,661,320)	4,143,733
24,896	(360,254)
(407,883)	(3,213,527)
$(566,602)	$(3,582,695)

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR ETFs TRUST

Innovator Nasdaq-100 Power Buffer ETF - January	(a)	Innovator Nasdaq-100 Power Buffer ETF - April	(b)	Innovator Nasdaq-100 Power Buffer ETF - July	(c)	Innovator Nasdaq-100 Power Buffer ETF - October

$7		$-		$-		$34
7		-		-		34

224,215		101,520		114,694		278,471
404		82		141		5,362
224,619		101,602		114,835		283,833
(224,612)		(101,602)		(114,835)		(283,799)

29,829,697		11,593,497		11,324,670		22,370,074
387,067		(3,442,096)		2,898,789		(19,037,686)

(18,261,662)		688,299		(11,149,094)		304,266
(9,457,894)		(6,599,691)		(2,344,947)		1,129,452
2,497,208		2,240,009		729,418		4,766,106
$2,272,596		$2,138,407		$614,583		$4,482,307

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR ETFs TRUST

Innovator Russell 2000 Power Buffer ETF - January	(a)	Innovator Russell 2000 Power Buffer ETF - April	(b)	Innovator Russell 2000 Power Buffer ETF - July	(c)	Innovator Russell 2000 Power Buffer ETF - October

$73		$-		$-		$64
73		-		-		64

374,038		124,301		50,892		289,054
996		398		30		1,198
375,034		124,699		50,922		290,252
(374,961)		(124,699)		(50,922)		(290,188)

21,815,369		16,946,402		4,924,966		(5,787,239)
3,868,245		122,589		935,473		3,284,753

(25,112,562)		(8,581,538)		(4,199,916)		2,751,380
(1,445,216)		(5,882,261)		(962,079)		(504,879)
(874,164)		2,605,192		698,444		(255,985)
$(1,249,125)		$2,480,493		$647,522		$(546,173)

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2020

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on August 17, 2020.

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 5 Floor ETF - July	(a)	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	(a)

$1		$3
1		3

4,634		9,100
88		53
4,722		9,153
(4,721)		(9,150)

(5,815)		(26,198)
4,793		-
4,882		-
(10,565)		(2,382)

(84,941)		(120,168)
22,912		10,300
(68,734)		(138,448)
$(73,455)		$(147,598)

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2020

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - October	(a)	Innovator Triple Stacker ETF - October	(a)	Innovator Double Stacker 9 Buffer ETF - October	(a)

$1		$1		$3
1		1		3

3,133		3,742		8,711
47		-		-
3,180		3,742		8,711
(3,179)		(3,741)		(8,708)

-		-		-
-		-		-

(412,498)		(572,050)		(1,336,793)
209,505		355,509		683,509
(202,993)		(216,541)		(653,284)
$(206,172)		$(220,282)		$(661,992)

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on June 28, 2019.

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR ETFs TRUST

Innovator MSCI EAFE Power Buffer ETF - January		Innovator MSCI EAFE Power Buffer ETF - July
Period Ended		Year Ended	Period Ended
October 31, 2020	(a)	April 30, 2020	October 31, 2019	(b)

$(219,055)		$(582,467)	$(89,408)
5,404,729		(7,398,328)	5,555,738
(5,950,841)		4,443,346	(4,271,407)
(765,167)		(3,537,449)	1,194,923

-		(657,216)	-

109,498,545		51,153,450	126,474,890
(56,347,723)		(40,972,137)	(63,850,565)
29,042		46,063	31,256
53,179,864		10,227,376	62,655,581
$52,414,697		$6,032,711	$63,850,504

$-		$63,850,504	$-
$52,414,697		$69,883,215	$63,850,504

4,575,000		2,250,000	5,450,000
(2,375,000)		(1,900,000)	(2,725,000)
2,200,000		350,000	2,725,000

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on June 28, 2019.

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR ETFs TRUST

Innovator MSCI Emerging Markets Power Buffer ETF - January		Innovator MSCI Emerging Markets Power Buffer ETF - July
Period Ended		Year Ended	Period Ended
October 31, 2020	(a)	October 31, 2020	October 31, 2019	(b)

$(158,719)		$(369,168)	$(75,318)
3,228,541		(6,997,006)	3,741,508
(3,636,424)		3,783,479	(3,116,755)
(566,602)		(3,582,695)	549,435

-		(302,202)	-

71,613,185		46,070,645	86,546,500
(43,134,695)		(50,595,670)	(43,558,665)
27,765		48,333	21,413
28,506,255		(4,476,692)	43,009,248
$27,939,653		$(8,361,589)	$43,558,683

$-		$43,558,683	$-
$27,939,653		$35,197,094	$43,558,683

2,650,000		1,850,000	3,450,000
(1,625,000)		(2,200,000)	(1,725,000)
1,025,000		(350,000)	1,725,000

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.
(d) Since Commencement of Operations on September 30, 2019.

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR ETFs TRUST

Innovator Nasdaq-100 Power Buffer ETF - January		Innovator Nasdaq-100 Power Buffer ETF - April		Innovator Nasdaq-100 Power Buffer ETF - July		Innovator Nasdaq-100 Power Buffer ETF - October
Period Ended		Period Ended		Period Ended		Year Ended	Period Ended
October 31, 2020	(a)	October 31, 2020	(b)	October 31, 2020	(c)	October 31, 2020	October 31, 2019	(d)

$(224,612)		$(101,602)		$(114,835)		$(283,799)	$(14,836)
30,216,764		8,151,401		14,223,459		3,332,388	2,635,147
(27,719,556)		(5,911,392)		(13,494,041)		1,433,718	(2,053,911)
2,272,596		2,138,407		614,583		4,482,307	566,400

-		-		-		(311,517)

107,051,378		38,555,993		121,986,685		86,024,859	51,720,228
(70,054,208)		(25,007,460)		(65,624,705)		(75,832,672)	(26,148,953)
45,341		30,218		34,541		53,850	11,228
37,042,511		13,578,751		56,396,521		10,246,037	25,582,503
$39,315,107		$15,717,158		$57,011,104		$14,416,827	$26,148,903

$-		$-		$-		$26,148,903	$-
$39,315,107		$15,717,158		$57,011,104		$40,565,730	$26,148,903

2,975,000		1,175,000		2,875,000		2,660,000	1,650,000
(1,925,000)		(725,000)		(1,525,000)		(2,275,000)	(825,000)
1,050,000		450,000		1,350,000		385,000	825,000

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
© Since Commencement of Operations on June 30, 2020.
© Since Commencement of Operations on September 30, 2019.

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR ETFs TRUST

Innovator Russell 2000 Power Buffer ETF – January		Innovator Russell 2000 Power Buffer ETF – April		Innovator Russell 2000 Power Buffer ETF – July		Innovator Russell 2000 Power Buffer ETF – October
Period Ended		Period Ended		Period Ended		Year Ended	Period Ended
October 31, 2020	(a)	October 31, 2020	(b)	October 31, 2020	©	October 31, 2020	October 31, 2019	(d)

$(374,961)		$(124,699)		$(50,922)		$(290,188)	$(13,669)
25,683,614		17,068,991		5,860,439		(2,502,486)	2,772,757
(26,557,778)		(14,463,799)		(5,161,995)		2,246,501	(2,329,296)
(1,249,125)		2,480,493		647,522		(546,173)	429,792

-		-		-		(240,888)	-

357,573,883		75,646,125		46,775,700		87,022,548	52,681,035
(190,841,618)		(45,004,065)		(24,117,892)		(65,270,113)	(25,943,715)
105,015		24,401		10,222		25,054	12,107
166,837,280		30,666,461		22,668,030		21,777,489	26,749,427
$165,588,155		$33,146,954		$23,315,552		$20,990,428	$27,179,219

$-		$-		$-		$27,179,219	$-
$165,588,155		$33,146,954		$23,315,552		$48,169,647	$27,179,219

13,625,000		3,000,000		1,950,000		3,625,000	2,150,000
(7,300,000)		(1,725,000)		(975,000)		(2,725,000)	(1,050,000)
6,325,000		1,275,000		975,000		900,000	1,100,000

The accompanying notes are an integral part of these financial statements.

108

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on August 17, 2020.

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 5 Floor ETF - July		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Period Ended		Period Ended
October 31, 2020	(a)	October 31, 2020	(a)

$(4,721)		$(9,150)
(6,705)		(28,580)
(62,029)		(109,868)
(73,455)		(147,598)

5,592,057		6,853,705
(2,467,600)		(1,235,890)
2,172		2,801
3,126,629		5,620,616
$3,053,174		$5,473,018

$-		$-
$3,053,174		$5,473,018

225,000		275,000
(100,000)		(50,000)
125,000		225,000

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - October		Innovator Triple Stacker ETF - October		Innovator Double Stacker 9 Buffer ETF - October
Period Ended		Period Ended		Period Ended
October 31, 2020	(a)	October 31, 2020	(a)	October 31, 2020	(a)

$(3,179)		$(3,741)		$(8,708)
-		-		-
(202,993)		(216,541)		(653,284)
(206,172)		(220,282)		(661,992)

12,002,515		7,093,395		31,851,588
-		-		-
4,728		2,273		14,653
12,007,243		7,095,668		31,866,241
$11,801,071		$6,875,386		$31,204,249

$-		$-		$-
$11,801,071		$6,875,386		$31,204,249

475,000		275,000		1,250,000
-		-		-
475,000		275,000		1,250,000

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator MSCI EAFE Power Buffer ETF - January
For the period 12/31/2019(d) - 10/31/2020	$24.44	(0.17)	(0.47)	(0.64)	0.02	-

Innovator MSCI EAFE Power Buffer ETF - July
For the year ended 10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	0.02	(0.23)
For the period 6/28/2019(d) - 10/31/2019	$23.04	(0.06)	0.43	0.37	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

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		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.62)	$23.82	(2.52)%	$52,415	0.85%		(0.85)%	0%

(0.70)	$22.73	(2.04)%	$69,883	0.86	%(e)	(0.86)%	0%
0.39	$23.43	1.70%	$63,851	0.85%		(0.85)%	99%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator MSCI Emerging Markets Power Buffer ETF - January
For the period 12/31/2019(d) - 10/31/2020	$26.80	(0.19)	0.62	(e)	0.43	0.03	-

Innovator MSCI Emerging Markets Power Buffer ETF - July
For the year ended 10/31/2020	$25.25	(0.22)	0.71	(e)	0.49	0.03	(0.17)
For the period 6/28/2019(d) - 10/31/2019	$25.28	(0.07)	0.02	(e)	(0.05)	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

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		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.46	$27.26	1.71%	$27,940	0.89%		(0.89)%	0%

0.35	$25.60	2.04%	$35,197	0.90	%(f)	(0.90)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%		(0.89)%	31%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from net realized gains
Innovator Nasdaq-100 Power Buffer ETF - January
For the period 12/31/2019(d) - 10/31/2020	$34.94	(0.24)	2.69	2.45	0.05	-

Innovator Nasdaq-100 Power Buffer ETF - April
For the period 3/31/2020(d) - 10/31/2020	$31.27	(0.16)	3.77	3.61	0.05	-

Innovator Nasdaq-100 Power Buffer ETF - July
For the period 6/30/2020(d) - 10/31/2020	$40.64	(0.11)	1.67	1.56	0.03	-

Innovator Nasdaq-100 Power Buffer ETF - October
For the year ended 10/31/2020	$31.70	(0.26)	2.39	2.13	0.05	(0.35)
For the period 9/30/2019(d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

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		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.50	$37.44	7.16%	$39,315	0.79%		(0.79)%	0%

3.66	$34.93	11.69%	$15,717	0.79%		(0.79)%	0%

1.59	$42.23	3.91%	$57,011	0.79%		(0.79)%	0%

1.83	$33.53	6.92%	$40,566	0.81%	(e)	(0.81)%	0%
0.69	$31.70	2.21%	$26,149	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator Russell 2000 Power Buffer ETF - January
For the period 12/31/2019(d) - 10/31/2020	$26.70	(0.17)	(0.40)	(0.57)	0.05	-

Innovator Russell 2000 Power Buffer ETF - April
For the period 3/31/2020(d) - 10/31/2020	$23.05	(0.12)	3.05	2.93	0.02	-

Innovator Russell 2000 Power Buffer ETF - July
For the period 6/30/2020(d) - 10/31/2020	$23.07	(0.06)	0.89	0.83	0.01	-

Innovator Russell 2000 Power Buffer ETF - October
For the year ended 10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	0.02	(0.20)
For the period 9/30/2019(d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(0.52)	$26.18	(1.95)%	$165,588	0.79%	(0.79)%	0%

2.95	$26.00	12.79%	$33,147	0.79%	(0.79)%	0%

0.84	$23.91	3.66%	$23,316	0.79%	(0.79)%	0%

(0.63)	$24.08	(1.73)%	$48,170	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator 20+ Year Treasury Bond 5 Floor ETF - July
For the period 8/17/2019(d) - 10/31/2020	$24.87	(0.04)	(0.42)	(0.46)	0.02

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
For the period 8/17/2020(d) - 10/31/2020	$24.87	(0.04)	(0.52)	(0.56)	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

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		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.44)	$24.43	(1.79)%	$3,053	0.80%	(e)	(0.80)%	0%

(0.55)	$24.32	(2.19)%	$5,473	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker ETF - October
For the period 9/30/2020(d) - 10/31/2020	$25.47	(0.02)	(0.64)	(0.66)	0.03

Innovator Triple Stacker ETF - October
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.45)	(0.47)	0.01

Innovator Double Stacker 9 Buffer ETF - October
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.51)	(0.53)	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

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		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.63)	$24.84	(2.46)%	$11,801	0.80%	(e)	(0.80)%	0%

(0.46)	$25.00	(1.80)%	$6,875	0.79%		(0.79)%	0%

(0.50)	$24.96	(1.95)%	$31,204	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which seventeen are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF – January	NJAN	December 31, 2019
Innovator Nasdaq-100 Power Buffer ETF – April	NAPR	March 31, 2020
Innovator Nasdaq-100 Power Buffer ETF – July	NJUL	June 30, 2020
Innovator Nasdaq-100 Power Buffer ETF – October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF – January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF – April	KAPR	March 31, 2020
Innovator Russell 2000 Power Buffer ETF – July	KJUL	June 30, 2020
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019
Innovator 20+ Year Treasury Bond 5 Floor ETF – July	TFJL	August 17, 2020
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	TBJL	August 17, 2020
Innovator Double Stacker ETF – October	DSOC	September 30, 2020
Innovator Triple Stacker ETF – October	TSOC	September 30, 2020
Innovator Double Stacker 9 Buffer ETF – October	DBOC	September 30, 2020

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – March	BMAR	February 28, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 28, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 28, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. IJAN, IJUL, EJAN and EJUL list and principally trade their shares on NYSE Arca (“NYSE”). NJAN, NAPR, NJUL, NOCT, KJAN, KAPR, KJUL, KOCT, TFJL, TBJL, DSOC, TSOC, and DOBC list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). These Funds individually seek to track, before fees and expenses the MSCI EAFE Price Index, MSCI Emerging Markets Price Index, Nasdaq-100 Price Index, Russell 2000 Price Index, ICE U.S. Treasury 20+ Year Index, Invesco QQQ Trust, iShares Russell 2000 ETF and SPDR S&P 500® ETF Trust respectively, up to a respective upside cap while providing a respective buffer for a given annual period.

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2020:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$54,083,178	$-	$54,083,178
Short Term Investments	2,000	-	-	2,000
Total Assets	$2,000	$54,083,178	$-	$54,085,178

Liabilities
Options Written	$-	$1,359,585	$-	$1,359,585
Total Liabilities	$-	$1,359,585	$-	$1,359,585

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$74,610,013	$-	$74,610,013
Short Term Investments	1,831	-	-	1,831
Total Assets	$1,831	$74,610,013	$-	$74,611,844

Liabilities
Options Written	$-	$4,692,316	$-	$4,692,316
Total Liabilities	$-	$4,692,316	$-	$4,692,316

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$28,484,179	$-	$28,484,179
Short Term Investments	2,729	-	-	2,729
Total Assets	$2,729	$28,484,179	$-	$28,486,908

Liabilities
Options Written	$-	$357,769	$-	$357,769
Total Liabilities	$-	$357,769	$-	$357,769

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$41,237,662	$-	$41,237,662
Short Term Investments	1,053	-	-	1,053
Total Assets	$1,053	$41,237,662	$-	$41,238,715

Liabilities
Options Written	$-	$5,983,966	$-	$5,983,966
Total Liabilities	$-	$5,983,966	$-	$5,983,966

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$51,195,515	$-	$51,195,515
Short Term Investments	1,122	-	-	1,122
Total Assets	$1,122	$51,195,515	$-	$51,196,637

Liabilities
Options Written	$-	$11,702,864	$-	$11,702,864
Total Liabilities	$-	$11,702,864	$-	$11,702,864

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$23,938,132	$-	$23,938,132
Short Term Investments	984	-	-	984
Total Assets	$984	$23,938,132	$-	$23,939,116

Liabilities
Options Written	$-	$8,179,511	$-	$8,179,511
Total Liabilities	$-	$8,179,511	$-	$8,179,511

NJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$67,834,914	$-	$67,834,914
Total Assets	$-	$67,834,914	$-	$67,834,914

Liabilities
Options Written	$-	$10,744,136	$-	$10,744,136
Total Liabilities	$-	$10,744,136	$-	$10,744,136

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$47,361,661	$-	$47,361,661
Short Term Investments	1,038	-	-	1,038
Total Assets	$1,038	$47,361,661	$-	$47,362,699

Liabilities
Options Written	$-	$6,657,188	$-	$6,657,188
Total Liabilities	$-	$6,657,188	$-	$6,657,188

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Notes to Financial Statements (Continued)

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$172,614,745	$-	$172,614,745
Short Term Investments	1,169	-	-	1,169
Total Assets	$1,169	$172,614,745	$-	$172,615,914

Liabilities
Options Written	$-	$6,255,980	$-	$6,255,980
Total Liabilities	$-	$6,255,980	$-	$6,255,980

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$45,673,111	$-	$45,673,111
Short Term Investments	855	-	-	855
Total Assets	$855	$45,673,111	$-	$45,673,966

Liabilities
Options Written	$-	$12,393,518	$-	$12,393,518
Total Liabilities	$-	$12,393,518	$-	$12,393,518

KJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$26,728,783	$-	$26,728,783
Total Assets	$-	$26,728,783	$-	$26,728,783

Liabilities
Options Written	$-	$3,357,467	$-	$3,357,467
Total Liabilities	$-	$3,357,467	$-	$3,357,467

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$56,186,462	$-	$56,186,462
Short Term Investments	4,209	-	-	4,209
Total Assets	$4,209	$56,186,462	$-	$56,190,671

Liabilities
Options Written	$-	$7,995,845	$-	$7,995,845
Total Liabilities	$-	$7,995,845	$-	$7,995,845

133

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Notes to Financial Statements (Continued)

TFJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,102,474	$-	$3,102,474
Short Term Investments	22,382	-	-	22,382
Total Assets	$22,382	$3,102,474	$-	$3,124,856

Liabilities
Options Written	$-	$69,572	$-	$69,572
Total Liabilities	$-	$69,572	$-	$69,572

TBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,745,631	$-	$5,745,631
Short Term Investments	38,766	-	-	38,766
Total Assets	$38,766	$5,745,631	$-	$5,784,397

Liabilities
Options Written	$-	$307,528	$-	$307,528
Total Liabilities	$-	$307,528	$-	$307,528

DSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$12,557,177	$-	$12,557,177
Short Term Investments	96,827	-	-	96,827
Total Assets	$96,827	$12,557,177	$-	$12,654,004

Liabilities
Options Written	$-	$849,754	$-	$849,754
Total Liabilities	$-	$849,754	$-	$849,754

TSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,051,869	$-	$8,051,869
Short Term Investments	87,001	-	-	87,001
Total Assets	$87,001	$8,051,869	$-	$8,138,870

Liabilities
Options Written	$-	$1,259,743	$-	$1,259,743
Total Liabilities	$-	$1,259,743	$-	$1,259,743

134

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Notes to Financial Statements (Continued)

DBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$36,504,049	$-	$36,504,049
Short Term Investments	237,420	-	-	237,420
Total Assets	$237,420	$36,504,049	$-	$36,741,469

Liabilities
Options Written	$-	$5,534,833	$-	$5,534,833
Total Liabilities	$-	$5,534,833	$-	$5,534,833

There were no Level 3 investments for the Funds during the year or period ended October 31, 2020.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

135

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Notes to Financial Statements (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

136

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Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2020 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$54,083,178	$1,359,585
IJUL	74,610,013	4,692,316
EJAN	28,484,179	357,769
EJUL	41,237,662	5,983,966
NJAN	51,195,515	11,702,864
NAPR	23,938,132	8,179,511
NJUL	67,834,914	10,744,136
NOCT	47,361,661	6,657,188
KJAN	172,614,745	6,255,980
KAPR	45,673,111	12,393,518
KJUL	26,728,783	3,357,467
KOCT	56,186,462	7,995,845
TFJL	3,102,474	69,572
TBJL	5,745,631	307,528
DSOC	12,557,177	849,754
TSOC	8,051,869	1,259,743
DBOC	36,504,049	5,534,833

The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2020:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments (a)	Options written (b)	Investments	Options written
IJAN	$4,626,549	$778,180	$(5,452,930)	$(497,911)
IJUL	(5,879,478)	(1,518,850)	1,818,002	2,625,344
EJAN	3,128,508	100,033	(3,661,320)	24,896
EJUL	(3,614,153)	(3,382,853)	4,143,733	(360,254)
NJAN	29,829,697	387,067	(18,261,662)	(9,457,894)
NAPR	11,593,497	(3,442,096)	688,299	(6,599,691)
NJUL	11,324,670	2,898,789	(11,149,094)	(2,344,947)
NOCT	22,370,074	(19,037,686)	304,266	1,129,452
KJAN	21,815,369	3,868,245	(25,112,562)	(1,445,216)
KAPR	16,946,402	122,589	(8,581,538)	(5,882,261)
KJUL	4,924,966	935,473	(4,199,916)	(962,079)
KOCT	(5,787,239)	3,284,753	2,751,380	(504,879)
TFJL	(1,022)	(5,683)	(84,941)	22,912
TBJL	(26,198)	(2,382)	(120,168)	10,300
DSOC	-	-	(412,498)	209,505
TSOC	-	-	(572,050)	355,509
DBOC	-	-	(1,336,793)	683,509

(a)	TFJL includes $4,793 realized gain on redemptions sold in-kind on investments.
(b)	TFJL includes $4,882 realized gain on redemptions sold in-kind on options written.

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Notes to Financial Statements (Continued)

The average volume of derivative activity during the year or period ended October 31, 2020, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$32,653,755	$(1,881,051)
IJUL	71,717,630	(3,779,612)
EJAN	22,500,266	(1,656,241)
EJUL	43,817,740	(3,532,405)
NJAN	41,600,493	(8,552,404)
NAPR	29,067,422	(9,277,152)
NJUL	49,459,816	(8,907,902)
NOCT	44,856,528	(8,775,529)
KJAN	65,093,046	(4,955,996)
KAPR	34,627,218	(8,926,227)
KJUL	19,969,608	(2,581,954)
KOCT	40,245,548	(3,309,135)
TFJL	3,146,321	(93,562)
TBJL	6,450,044	(352,491)
DSOC	7,662,619	(545,867)
TSOC	5,536,104	(877,216)
DBOC	19,762,130	(3,014,720)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

138

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2020, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IJAN	$-	$-
IJUL	99,955	(99,955)
EJAN	-	-
EJUL	81,627	(81,627)
NJAN	(2,272,596)	2,272,596
NAPR	(2,138,407)	2,138,407
NJUL	(614,583)	614,583
NOCT	(4,482,310)	4,482,310
KJAN	-	-
KAPR	(2,480,493)	2,480,493
KJUL	(647,522)	647,522
KOCT	40,575	(40,575)
TFJL	(9,675)	9,675
TBJL	-	-
DSOC	-	-
TSOC	-	-
DBOC	-	-

139

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Notes to Financial Statements (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, as annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN and IJUL each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN and EJUL each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, and NJAN, NAPR, NJUL, NOCT, KJAN, KAPR, KJUL, KOCT, TFJL, TBJL, DSOC, TSOC, and DBOC each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

140

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Notes to Financial Statements (Continued)

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.	INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2020, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
IJAN	$-	$-	$-	$-
IJUL	-	-	-	842,425
EJAN	-	-	-	-
EJUL	-	-	-	2,420,467
NJAN	-	-	-	-
NAPR	-	-	-	-
NJUL	-	-	-	-
NOCT	-	-	-	-
KJAN	-	-	-	-
KAPR	-	-	-	-
KJUL	-	-	-	-
KOCT	-	-	-	-
TFJL	-	-	-	-
TBJL	-	-	-	-
DSOC	-	-	-	-
TSOC	-	-	-	-
DBOC	-	-	-	-

For the period ended October 31, 2020, TFJL had in-kind transactions associated with redemptions of $644,765. None of the other Funds had in-kind transactions associated with creations or redemptions during the year or period ended October 31, 2020.

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

141

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares except NOCT, which issues and redeems in blocks of 35,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. All the Funds, excluding TFJL and TBJL, assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. TFJL and TBJL assess investors a transaction fee of $500 of the value of the transaction on creations and redemptions. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IJAN	$52,725,593	$-	$-	$-
IJUL	69,919,528	-	-	-
EJAN	28,129,139	-	-	-
EJUL	35,254,749	-	-	-
NJAN	39,493,773	-	-	-
NAPR	15,759,605	-	-	-
NJUL	57,090,778	-	-	-
NOCT	40,705,511	-	-	-
KJAN	166,359,934	-	-	-
KAPR	33,280,448	-	-	-
KJUL	23,371,316	-	-	-
KOCT	48,194,826	-	-	-
TFJL	3,117,313	49,616	(111,645)	(62,029)
TBJL	5,586,737	152,780	(262,648)	(109,868)
DSOC	12,007,243	209,505	(412,498)	(202,993)
TSOC	7,095,668	448,495	(665,036)	(216,541)
DBOC	31,859,920	1,220,520	(1,873,804)	(653,284)

142

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to the tax treatment of derivatives.

At October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
IJAN	$(765,167)	$-	$-	$-	$(765,167)
IJUL	(3,437,502)	-	-	-	(3,437,502)
EJAN	(566,602)	-	-	-	(566,602)
EJUL	(3,501,080)	-	-	-	(3,501,080)
NJAN	-	-	-	-	-
NAPR	-	-	-	-	-
NJUL	-	-	-	-	-
NOCT	-	-	-	-	-
KJAN	(1,249,125)	-	-	-	(1,249,125)
KAPR	-	-	-	-	-
KJUL	-	-	-	-	-
KOCT	(505,603)	-	-	-	(505,603)
TFJL	(21,101)	-	-	(62,029)	(83,130)
TBJL	(37,730)	-	-	(109,868)	(147,598)
DSOC	(3,179)	-	-	(202,993)	(206,172)
TSOC	(3,741)	-	-	(216,541)	(220,282)
DBOC	(8,708)	-	-	(653,284)	(661,992)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2020, the Funds elected to defer qualified late year ordinary losses as follows:

Late Year Ordinary Losses
IJAN	$219,055
IJUL	482,520
EJAN	158,719
EJUL	287,553
NJAN	-
NAPR	-
NJUL	-
NOCT	-
KJAN	374,961
KAPR	-
KJUL	-
KOCT	249,618
TFJL	4,721
TBJL	9,150
DSOC	3,179
TSOC	3,741
DBOC	8,708

143

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2020, for federal income tax purposes, the Funds has capital loss carryforwards available to offset future capital gains as follows:

	Indefinite Short-Term	Indefinite Long-Term
IJAN	$218,445	$327,667
IJUL	1,181,993	1,772,989
EJAN	163,153	244,730
EJUL	1,285,412	1,928,115
NJAN	-	-
NAPR	-	-
NJUL	-	-
NOCT	-	-
KJAN	349,665	524,499
KAPR	-	-
KJUL	-	-
KOCT	102,394	153,591
TFJL	13,124	-
TBJL	8,083	-
DSOC	-	-
TSOC	-	-
DBOC	-	-

The tax character of the distributions paid by the Funds during the fiscal period ended October 31, 2020 were as follows:

Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
IJAN	$-	$-	$-
IJUL	424,324	232,892	657,216
EJAN	-	-	-
EJUL	174,583	127,619	302,202
NJAN	-	-	-
NAPR	-	-	-
NJUL	-	-	-
NOCT	217,656	93,861	311,517
KJAN	-	-	-
KAPR	-	-	-
KJUL	-	-	-
KOCT	163,716	77,172	240,888
TFJL	-	-	-
TBJL	-	-	-
DSOC	-	-	-
TSOC	-	-	-
DBOC	-	-	-

The Funds did not pay any distributions during the fiscal period ended October 31, 2019.

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Notes to Financial Statements (Continued)

7.	OWNERSHIP BY AFFILIATES

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2020, an affiliate of the Funds owned shares in the secondary market of more than 25% of TSOC.

8.	COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator MSCI EAFE Power Buffer ETF – January, Innovator MSCI EAFE Power Buffer ETF – July, Innovator MSCI Emerging Markets Power Buffer ETF – January, Innovator MSCI Emerging Markets Power Buffer ETF – July, Innovator Nasdaq-100 Power Buffer ETF – January, Innovator Nasdaq-100 Power Buffer ETF – April, Innovator Nasdaq-100 Power Buffer ETF – July, Innovator Nasdaq-100 Power Buffer ETF – October, Innovator Russell 2000 Power Buffer ETF – January, Innovator Russell 2000 Power Buffer ETF – April, Innovator Russell 2000 Power Buffer ETF – July, Innovator Russell 2000 Power Buffer ETF – October, Innovator 20+ Year Treasury Bond 5 Floor ETF – July, Innovator 20+ Year Treasury Bond 9 Buffer ETF – July, Innovator Double Stacker ETF – October, Innovator Triple Stacker ETF – October and Innovator Double Stacker 9 Buffer ETF – October (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

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Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator MSCI EAFE Power Buffer ETF – July and Innovator MSCI Emerging Markets Power Buffer ETF – July	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from June 28, 2019 (commencement of operations) through October, 31, 2019
Innovator Nasdaq-100 Power Buffer ETF – October and Innovator Russell 2000 Power Buffer ETF – October	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from September 30, 2019 (commencement of operations) through October, 31, 2019

Innovator Nasdaq-100 Power Buffer ETF – January, Innovator Russell 2000 Power Buffer ETF – January, Innovator MSCI EAFE Power Buffer ETF – January and Innovator MSCI Emerging Markets Power Buffer ETF – January

For the period from December 31, 2019 (commencement of operations) through October 31, 2020
Innovator Nasdaq-100 Power Buffer ETF – April and Innovator Russell 2000 Power Buffer ETF – April	For the period from March 31, 2020 (commencement of operations) through October 31, 2020
Innovator Nasdaq-100 Power Buffer ETF – July and Innovator Russell 2000 Power Buffer ETF – July	For the period from June 30, 2020 (commencement of operations) through October 31, 2020
Innovator 20+ Year Treasury Bond 5 Floor ETF – July and Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	For the period from August 17, 2020 (commencement of operations) through October 31, 2020
Innovator Double Stacker ETF – October, Innovator Triple Stacker ETF – October and Innovator Double Stacker 9 Buffer ETF – October	For the period from September 30, 2020 (commencement of operations) through October 31, 2020

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Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 28, 2020

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	59	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	59	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	59	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	59	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	59	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	59	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

At a quarterly in-person Board meeting held on June 27, 2019, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Nasdaq-100 Power Buffer ETF – July and Innovator Russell 2000 Power Buffer ETF – July (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR

THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - JULY

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

INNOVATOR DOUBLE STACKER ETF - OCTOBER

INNOVATOR TRIPLE STACKER ETF - OCTOBER

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

At a quarterly in-person Board meeting held on June 11, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator 20+ Year Treasury Bond 5 Floor ETF - July, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator Double Stacker ETF - October, Innovator Triple Stacker ETF - October, and Innovator Double Stacker 9 Buffer ETF - October (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2020, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2020, the Funds paid the following ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c):

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
IJAN	0.00%
IJUL	100.00%
EJAN	0.00%
EJUL	100.00%
NJAN	0.00%
NAPR	0.00%
NJUL	0.00%
NOCT	100.00%
KJAN	0.00%
KAPR	0.00%
KJUL	0.00%
KOCT	100.00%
TFJL	0.00%
TBJL	0.00%
DSOC	0.00%
TSOC	0.00%
DBOC	0.00%

7. Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETF Trust and Innovator ETF Trust II (each a “Trust” and, collectively, the “Trusts”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trusts’ Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trusts’ investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trusts’ Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 17, 2020, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program since its implementation in September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

159

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Annual Report

INNOVATOR IBD® 50 ETF (FFTY)
INNOVATOR IBD® ETF LEADERS ETF (LDRS)
INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF (BOUT)
INNOVATOR LOUP FRONTIER TECH ETF (LOUP)

October 31, 2020
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	14
Schedules of Investments	16
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	35
Report of Independent Registered Accounting Firm	50
Trustees and Officers	53
Board Considerations Regarding Approval of Investment Management Agreement	55
Additional Information	58

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the year ended October 31, 2020.

First, and most importantly, we want to thank those first responders and health care workers who have responded so tremendously to one of the greatest health crisis of our lifetimes. Our thoughts and prayers are with the communities and individuals most deeply affected by the COVID-19 Crisis.

Innovator Capital Management was established on an unwavering commitment to building products that seek to deliver confidence to investors, even in the face of uncertainty. The COVID-19 Crisis has served as a true test of Innovator’s products in the marketplace, and I’m happy to report that even through these most unprecedented times, Innovator ETFs have performed as expected. In fact, through the recent market correction, our Defined Outcome line of ETFs were some of the best performing products in the marketplace.

Innovator’s people, processes and investment products have been essential to stabilizing and growing the US economy, and the financial health and well-being of Innovator ETF investors. We appreciate the trust and support you have put in our firm, and thank you for the opportunity to serve you for many years to come.

Innovator Investor’s Business Daily (IBD) ETFs & Innovator Loup Frontier Tech ETF (LOUP)

Thank you for your interest in our suite of Innovator Investor’s Business Daily (IBD) ETFs and the Innovator Loup Frontier Tech ETF (LOUP). We are grateful for our successful partnership with IBD, Loup Ventures and Gene Munster.

During the year ended October 31, 2020, the IBD ETFs have performed well compared to the S&P 500 index. The ETFs were helped by securities that were beneficiaries of the pandemic including Zoom and Adobe. The IBD 50 in particular, places emphasis on fundamental characteristics such as earnings growth, which can lead at times, to having no exposure to high-flying winners. We have been pleased with the team’s adherence to the ETFs’ investment philosophy and believe this suite of products have a role as a “growthier” growth option in client portfolios.

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

The Innovator Loup Frontier Tech ETF has been consistent in its positioning as an ETF focused on investing in companies that influence the future of technology. During the year ended October 31, 2020, LOUP has significantly outperformed the Dow Jones Global Index. Technology stocks overall have had an impressive run. The pandemic has showcased the need for companies to be cognizant of their automation strategies, and less reliant on human labor. Consequently, the team is seeing some incremental strength and opportunities in robotics and industrial cobot installations. Given its unique positioning and focus on non-mega cap names, LOUP remains a solid complement and diversifier to broader, large cap technology focused funds in client portfolios.

Again, our thoughts and prayers go out to the communities and individuals who have been affected by the current global health and economic crisis. Thank you again for the trust and support you have put in us, and we wish you a happy and healthy Holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. An ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.

4

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

This material must be accompanied by a prospectus. Read carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

5

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to October 31, 2020 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2020
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	8.42%	2.62%	9.39%	6.79%
Market Return	8.38%	2.56%	9.36%	6.78%
S&P 500® Index	9.71%	10.42%	11.71%	10.66%
IBD® 50 Index (b)	8.64%	3.36%	N/A	2.22	%(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.78% and 0.80%, respectively. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com.

6

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

7

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to October 31, 2020 as compared with the S&P 500® Index and IBD® ETF Leaders Index.

	Average Annual Total Returns As of October 31, 2020
	1 Year	Since Inception (a)
Innovator IBD® ETF Leaders ETF
NAV Return	11.38%	-0.15%
Market Return	11.33%	-0.28%
S&P 500® Index	9.71%	9.29%
IBD® ETF Leaders Index	12.36%	0.56%

(a)	Inception date is December 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.95%. This expense ratio includes acquired fund fees and expenses of 0.34%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

8

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® ETF Leaders Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® ETF Leaders Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to outperform the broader equity and fixed income markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LDRS.

9

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to October 31, 2020 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of October 31, 2020
	1 Year	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	21.04%	-2.69%
Market Return	20.96%	-2.76%
S&P 500® Index	9.71%	8.05%
IBD® Breakout Stocks Index	22.77%	-1.51%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.84%. This expense ratio includes acquired fund fees and expenses of 0.04%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

11

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to October 31, 2020 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of October 31, 2020
	1 Year	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	57.59%	19.33%
Market Return	58.16%	19.43%
Dow Jones Global Index	4.59%	4.37%
Loup Frontier Tech Index	59.11%	20.07%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

13

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

14

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited) (Continued)

	Beginning Account	Ending Account	Expenses Paid During the	Annualized Expense Ratio for the
	Value	Value	Period (a)	Period
Innovator IBD 50® ETF (NAV)				0.80%
Actual	$1,000.00	$1,197.40	$4.42
Hypothetical	1,000.00	1,021.11	4.06
Innovator IBD® ETF Leaders ETF (NAV)				0.60%
Actual	1,000.00	1,345.70	3.54
Hypothetical	1,000.00	1,022.12	3.05
Innovator IBD® Breakout Opportunities ETF (NAV)				0.80%
Actual	1,000.00	1,154.10	4.33
Hypothetical	1,000.00	1,021.11	4.06
Innovator Loup Frontier Tech ETF (NAV)				0.70%
Actual	1,000.00	1,421.20	4.26
Hypothetical	1,000.00	1,021.62	3.56

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).

15

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2020

	Shares	Value
COMMON STOCKS - 99.46%
Apparel - 3.45%
Crocs, Inc. (a)	119,886	$6,273,634

Beverages - 2.97%
National Beverage Corp. (a)(b)	68,851	5,390,345

Biotechnology - 3.00%
Alexion Pharmaceuticals, Inc. (a)	8,042	925,956
Emergent BioSolutions, Inc. (a)	40,479	3,641,895
Regeneron Pharmaceuticals, Inc. (a)	1,628	884,916
		5,452,767
Commercial Services - 5.89%
Chegg, Inc. (a)	72,756	5,343,201
PayPal Holdings, Inc. (a)	28,817	5,363,708
		10,706,909
Computers - 4.47%
Fortinet, Inc. (a)	15,529	1,713,936
Logitech International SA (b)	75,549	6,395,223
		8,109,159
Distribution/Wholesale - 3.43%
Pool Corp.	17,818	6,233,271

Diversified Financial Services - 6.98%
Futu Holdings Ltd. - ADR (a)(b)	59,207	1,760,224
Nasdaq, Inc.	7,587	917,951
PennyMac Financial Services, Inc.	125,421	6,373,896
Virtu Financial, Inc. - Class A	84,350	1,803,403
XP, Inc. - Class A (a)	45,466	1,822,277
		12,677,751
Electronic Components & Equipment - 3.45%
Generac Holdings, Inc. (a)	29,779	6,258,057

Electronics - 2.12%
PerkinElmer, Inc.	29,699	3,847,505

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Healthcare-Products - 9.38%
Danaher Corp.	15,918	$3,653,818
Meridian Bioscience, Inc. (a)	93,485	1,603,268
Thermo Fisher Scientific, Inc.	11,625	5,500,020
West Pharmaceutical Services, Inc.	23,071	6,276,926
		17,034,032
Home Builders - 1.97%
DR Horton, Inc.	53,637	3,583,488

Internet - 4.97%
Alibaba Group Holding Ltd. - ADR (a)	17,996	5,483,201
Amazon.com, Inc. (a)	1,168	3,546,223
		9,029,424
Mining - 0.53%
Franco-Nevada Corp.	6,977	952,709

Packaging & Containers - 0.51%
Berry Global Group, Inc. (a)	19,944	929,989

Pharmaceuticals - 0.49%
Horizon Therapeutics PLC (a)	11,954	895,713

Retail - 6.50%
Dollar General Corp. (b)	26,262	5,481,142
Lowe's Cos, Inc.	40,054	6,332,538
		11,813,680
Semiconductors - 18.46%
Advanced Micro Devices, Inc. (a)	84,626	6,371,492
Entegris, Inc.	74,168	5,545,541
Inphi Corp. (a)	16,646	2,326,445
Lam Research Corp.	5,450	1,864,336
Marvell Technology Group Ltd.	93,462	3,505,760
NVIDIA Corp.	12,800	6,417,409
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	44,061	3,695,396
Teradyne, Inc.	43,191	3,794,329
		33,520,708

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Software - 19.89%
Activision Blizzard, Inc.	23,380	$1,770,567
Adobe, Inc. (a)	12,127	5,421,982
Atlassian Corp. PLC - Class A (a)	4,422	847,344
Cadence Design Systems, Inc. (a)	51,485	5,630,914
Digital Turbine, Inc. (a)	61,514	1,762,991
Dynatrace, Inc. (a)	153,471	5,419,061
Intuit, Inc.	2,899	912,257
ServiceNow, Inc. (a)	1,908	949,364
Synopsys, Inc. (a)	16,961	3,627,279
Veeva Systems, Inc. - Class A (a)	22,506	6,077,746
Workday, Inc. - Class A (a)	17,618	3,701,894
		36,121,399
Telecommunications - 1.00%
AudioCodes Ltd.	62,408	1,809,208
TOTAL COMMON STOCKS (Cost $169,000,156)		180,639,748

REAL ESTATE INVESTMENT TRUSTS - 0.49%
Wharehouse/Industrial - 0.49%
Innovative Industrial Properties, Inc. (b)	7,602	886,621
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $926,476)		886,621

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.26%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.17% (c)	16,823,705	16,823,705
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,823,705)		16,823,705

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2020 (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS - 0.59%
Money Market Deposit Account - 0.59%
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,078,852	$1,078,852
TOTAL SHORT TERM INVESTMENTS (Cost $1,078,852)		1,078,852

Total Investments (Cost $187,829,189) - 109.80%		199,428,926
Liabilities in Excess of Other Assets - (9.80)%		(17,804,787)
TOTAL NET ASSETS - 100.00%		$181,624,139

Asset Type	% of Net Assets
Common Stocks	99.46%
Real Estate Investment Trusts	0.49
Investments Purchased with Proceeds From Securities Lending	9.26
Short Term Investments	0.59
Total Investments	109.80
Liabilities in Excess of Other Assets	(9.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $13,623,871, or 7.50% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

October 31, 2020

	Shares	Value

EXCHANGE TRADED FUNDS - 99.67%
Amplify Online Retail ETF	1,302	$115,539
ARK Autonomous Technology & Robotics ETF (a)	1,022	59,010
ARK Fintech Innovation ETF	1,449	59,250
ARK Genomic Revolution ETF (b)	11,074	728,004
ARK Innovation ETF	637	57,833
ARK Next Generation Internet ETF (a)	539	59,727
Consumer Discretionary Select Sector SPDR Fund	784	112,088
Fidelity MSCI Consumer Discretionary Index ETF (b)	1,869	112,738
First Trust Exchange Traded Fund IV - SSI Strategic Convertible Securities ETF (b)	8,666	350,322
First Trust Global Wind Energy ETF	19,551	353,482
First Trust International Equity ETF (b)	12,285	689,803
First Trust NASDAQ Clean Edge Green Energy Index Fund	1,302	61,689
First Trust Nasdaq Transportation ETF (b)	29,603	693,894
Global X Cloud Computing ETF	2,408	56,468
Global X FinTech ETF (a)	1,526	55,455
Global X Lithium & Battery Tech ETF (b)	17,521	755,680
Global X MSCI China Consumer Discretionary ETF	12,775	376,990
Global X Robotics & Artificial Intelligence ETF	25,109	695,769
Global X Video Games & Esports ETF	2,163	57,320
Invesco China Technology ETF (b)	5,075	377,682
Invesco DWA Momentum ETF	4,585	345,801
Invesco WilderHill Clean Energy ETF	931	58,951
iShares Edge MSCI USA Momentum Factor ETF	959	135,440
iShares Expanded Tech-Software Sector ETF (b)	189	57,577
iShares Global Clean Energy ETF	18,403	359,962
iShares Russell 1000 Growth ETF	651	136,437
iShares U.S. Home Construction ETF (b)	2,016	104,872
O'Shares Global Internet Giants ETF (a)(b)	1,323	59,522
Proshares Online Retail ETF (b)	1,834	116,569
Renaissance IPO ETF (b)	6,657	337,377
Schwab U.S. Large-Cap Growth ETF	1,232	137,861
SPDR Bloomberg Barclays Convertible Securities ETF	5,054	348,271
SPDR S&P Homebuilders ETF	2,121	110,250
VanEck Vectors Video Gaming and eSports ETF	959	57,329

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value

Vanguard Growth ETF	623	$137,540
Vanguard Russell 1000 Growth ETF	637	137,745
TOTAL EXCHANGE TRADED FUNDS (Cost $8,442,257)		8,470,247

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.24%
Mount Vernon Liquid Assets Portfolio, LLC, 0.17% (c)	2,315,427	2,315,427
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,315,427)		2,315,427

SHORT TERM INVESTMENTS - 0.31%	Principal Amount
Money Market Deposit Account - 0.31%
U.S. Bank Money Market Deposit Account, 0.03% (d)	$26,096	26,096
TOTAL SHORT TERM INVESTMENTS (Cost $26,096)		26,096

Total Investments (Cost $10,783,780) - 127.22%		10,811,770
Liabilities in Excess of Other Assets - (27.22)%		(2,313,446)
TOTAL NET ASSETS - 100.00%		$8,498,324

Asset Type	% of Net Assets
Exchange Traded Funds	99.67%
Investments Purchased with Proceeds From Securities Lending	27.24
Short Term Investments	0.31
Total Investments	127.22
Liabilities in Excess of Other Assets	(27.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $2,205,985, or 25.96% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2020

	Shares	Value
COMMON STOCKS - 99.88%
Auto Manufacturers - 0.36%
Tesla, Inc. (a)	55	$21,342

Beverages - 2.40%
National Beverage Corp. (a)(b)	1,805	141,313

Building Materials - 2.34%
Gibraltar Industries, Inc. (a)	1,565	89,909
Simpson Manufacturing Co, Inc.	540	47,909
		137,818
Commercial Services - 7.81%
Chegg, Inc. (a)	280	20,563
LiveRamp Holdings, Inc. (a)	2,440	161,260
Paylocity Holding Corp. (a)	550	102,036
PayPal Holdings, Inc. (a)	115	21,405
Ritchie Bros Auctioneers, Inc.	2,545	154,302
		459,566
Computers - 4.87%
Fortinet, Inc. (a)	405	44,700
TTEC Holdings, Inc.	1,760	96,413
Zscaler, Inc. (a)	1,070	145,253
		286,366
Distribution/Wholesale - 2.50%
HD Supply Holdings, Inc. (a)	3,695	147,283

Diversified Financial Services - 7.51%
Focus Financial Partners, Inc. - Class A (a)	3,930	143,484
Tradeweb Markets, Inc. - Class A	2,600	141,648
T Rowe Price Group, Inc.	1,235	156,425
		441,557
Electronics - 4.23%
Advanced Energy Industries, Inc. (a)	1,445	97,494
II-VI, Inc. (a)	3,330	151,415
		248,909
Engineering & Construction - 0.78%
Sterling Construction Co, Inc. (a)	3,110	45,717

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Food - 3.52%
Beyond Meat, Inc. (a)(b)	1,070	$152,400
Grocery Outlet Holding Corp. (a)	1,235	54,365
		206,765
Forest Products & Paper - 2.92%
Clearwater Paper Corp. (a)	4,625	171,819

Healthcare-Products - 3.01%
STAAR Surgical Co. (a)	2,445	177,263

Healthcare-Services - 3.96%
LHC Group, Inc. (a)	845	182,985
Quest Diagnostics, Inc.	410	50,077
		233,062
Home Furnishings - 2.91%
Whirlpool Corp. (b)	925	171,088

Insurance - 1.58%
Kinsale Capital Group, Inc.	495	92,798

Internet - 13.24%
Alibaba Group Holding Ltd. - ADR (a)	75	22,852
Amazon.com, Inc. (a)	10	30,362
eBay, Inc.	450	21,434
Etsy, Inc. (a)	175	21,278
Facebook, Inc. - Class A (a)	185	48,675
Farfetch Ltd. - Class A (a)	6,120	172,156
Match Group, Inc. (a)	870	101,599
MercadoLibre, Inc. (a)(b)	140	169,967
Pinduoduo, Inc. - ADR (a)(b)	2,115	190,307
		778,630
Retail - 2.88%
Best Buy Co., Inc. (b)	885	98,722
Dollar General Corp. (b)	110	22,958
Williams-Sonoma, Inc. (b)	525	47,885
		169,565

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Semiconductors - 8.89%
Advanced Micro Devices, Inc. (a)	295	$22,211
Entegris, Inc.	1,335	99,818
FormFactor, Inc. (a)	6,195	175,627
Lam Research Corp.	300	102,624
NVIDIA Corp.	45	22,561
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	595	49,903
Teradyne, Inc.	570	50,075
		522,819
Software - 21.77%
Activision Blizzard, Inc.	1,940	146,916
Adobe, Inc. (a)	50	22,355
Autodesk, Inc. (a)	720	169,588
Cloudflare, Inc. - Class A (a)	2,820	146,555
Datadog, Inc. - Class A (a)(b)	510	46,283
Dynatrace, Inc. (a)	560	19,774
Intuit, Inc.	310	97,551
LivePerson, Inc. (a)(b)	3,135	167,597
Microsoft Corp.	725	146,791
Paycom Software, Inc. (a)	270	98,304
PTC, Inc. (a)	1,175	98,559
ServiceNow, Inc. (a)	100	49,757
Veeva Systems, Inc. - Class A (a)	80	21,604
Workday, Inc. - Class A (a)	235	49,378
		1,281,012
Telecommunications - 2.40%
Calix, Inc. (a)	6,035	141,279
TOTAL COMMON STOCKS (Cost $6,059,592)		5,875,971

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.23%
Mount Vernon Liquid Assets Portfolio, LLC, 0.17% (c)	719,408	719,408
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $719,408)		719,408

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2020 (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 0.03% (d)	$10,823	$10,823
TOTAL SHORT TERM INVESTMENTS (Cost $10,823)		10,823

Total Investments (Cost $6,789,823) - 112.29%		6,606,202
Liabilities in Excess of Other Assets - (12.29)%		(723,098)
TOTAL NET ASSETS - 100.00%		$5,883,104

Asset Type	% of Net Assets
Common Stocks	99.88%
Investments Purchased with Proceeds From Securities Lending	12.23
Short Term Investments	0.18
Total Investments	112.29
Liabilities in Excess of Other Assets	(12.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)Non-income producing security.
(b)All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $673,961, or 11.46% of net assets. See Note 6.
(c)Represents annualized seven-day yield as of the end of the reporting period.

(d)The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2020

	Shares	Value
COMMON STOCKS - 99.90%
Aerospace/Defense - 2.90%
AeroVironment, Inc. (a)	6,390	$487,940

Auto Manufacturers - 2.79%
General Motors Co.	13,554	468,020

Auto Parts & Equipment - 14.16%
Aptiv PLC	5,193	501,073
Denso Corp.	10,800	499,073
Veoneer, Inc. (a)(b)	31,824	489,135
Visteon Corp. (a)	9,936	890,762
		2,380,043
Computers - 2.97%
Lumentum Holdings, Inc. (a)	6,039	499,365

Electrical Components & Equipment - 2.58%
LG Innotek Co., Ltd.	3,240	434,018

Electronics - 11.61%
Coherent, Inc. (a)	4,095	512,448
FARO Technologies, Inc. (a)	7,821	471,137
II-VI, Inc. (a)(b)	11,763	534,863
Trimble, Inc. (a)	8,982	432,304
		1,950,752
Healthcare-Products - 2.50%
Intuitive Surgical, Inc. (a)	630	420,260

Internet - 17.01%
Baidu, Inc. - ADR (a)	6,138	816,661
Pinterest, Inc. - Class A (a)	21,618	1,274,381
Snap, Inc. - Class A (a)	19,458	766,451
		2,857,493
Machinery-Diversified - 10.56%
Cognex Corp.	7,272	479,225
Harmonic Drive Systems, Inc.	8,100	532,289
Yaskawa Electric Corp.	19,800	763,102
		1,774,616

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2020 (Continued)

	Shares	Value
Miscellaneous Manufacturing - 7.82%
Axon Enterprise, Inc. (a)(b)	9,045	$894,550
Fabrinet (a)	6,993	419,720
		1,314,270
Office/Business Equipment - 2.33%
Datalogic SpA	34,038	392,062

Semiconductors - 14.62%
Advanced Micro Devices, Inc. (a)	5,616	422,829
Ambarella, Inc. (a)	9,360	511,711
AMS AG (a)	25,686	550,444
Himax Technologies, Inc. - ADR (a)	130,023	458,981
Teradyne, Inc.	5,841	513,132
		2,457,097
Software - 5.29%
BlackBerry Ltd. (a)	89,397	401,257
Nuance Communications, Inc. (a)	15,273	487,361
		888,618
Transportation - 2.76%
XPO Logistics, Inc. (a)(b)	5,157	464,130
TOTAL COMMON STOCKS (Cost $13,473,484)		16,788,684

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.30%
Mount Vernon Liquid Assets Portfolio, LLC, 0.17% (c)	2,235,729	2,235,729
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,235,729)		2,235,729

	Principal Amount
SHORT TERM INVESTMENTS - 0.09%
Money Market Deposit Account - 0.09%
U.S. Bank Money Market Deposit Account, 0.03% (d)	$14,653	14,653
TOTAL SHORT TERM INVESTMENTS (Cost $14,653)		14,653

Total Investments (Cost $15,723,866) - 113.29%		19,039,066
Liabilities in Excess of Other Assets - (13.29)%		(2,233,823)
TOTAL NET ASSETS - 100.00%		$16,805,243

27

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2020 (Continued)

Country	% of Net Assets
Austria	3.28%
Canada	2.39
China	4.86
Ireland	2.98
Italy	2.33
Japan	10.68
South Korea	2.58
Sweden	2.91
Taiwan	2.73
Thailand	2.50
United States	62.66
Total Country	99.90
Investments Purchased with Proceeds From Securities Lending	13.30
Short Term Investments	0.09
Total Investments	113.29
Liabilities in Excess of Other Assets	(13.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $2,141,918, or 12.75% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Assets:
Investments, at value (a)(b)	$199,428,926	$10,811,770	$6,606,202	$19,039,066
Dividend and interest receivables	49,942	348	478	12,601
Receivable for investments sold	35,365,111	–	–	–
Securities lending income receivable	3,842	6,095	48	213
Prepaid expenses	1,541	–	–	–
Total Assets	234,849,362	10,818,213	6,606,728	19,051,880

Liabilities:
Payable for collateral upon return of securities loaned	16,823,705	2,315,427	719,408	2,235,729
Payable to Adviser	120,003	4,462	4,216	9,892
Payable for investments purchased	36,228,927	–	–	–
Payable to Trustees	3,685	–	–	–
Payable to Custodian	1,405	–	–	–
Accrued expenses and other liabilities	47,498	–	–	1,016
Total Liabilities	53,225,223	2,319,889	723,624	2,246,637
Net Assets	$181,624,139	$8,498,324	$5,883,104	$16,805,243

Net Assets Consist of:
Capital stock	$372,477,615	$20,606,701	$9,590,092	$15,848,519
Total distributable earnings/(accumulated deficit)	(190,853,476)	(12,108,377)	(3,706,988)	956,724
Net Assets	$181,624,139	$8,498,324	$5,883,104	$16,805,243

Net Asset Value:
Net assets	$181,624,139	$8,498,324	$5,883,104	$16,805,243
Shares of beneficial interest outstanding (unlimted shares without par authorized)	5,050,000	350,000	250,000	450,001
Net asset value price per share	$35.97	$24.28	$23.53	$37.34

(a) Cost of investments	$187,829,189	$10,783,780	$6,789,823	$15,723,866
(b) Including securities on loan at a value of	13,623,871	2,205,985	673,961	2,141,918

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2020

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$1,215,159	$157,268	$34,252	$47,464
Less: Foreign witholding taxes and issuance fees	(29,918)	–	(1,679)	(6,862)
Interest	8,825	232	88	108
Securities lending income, net	972,372	38,800	8,141	6,307
Total Investment Income	2,166,438	196,300	40,802	47,017

Expenses:
Investment advisory fee	1,656,872	62,375	48,176	85,864
Professional fees	41,062	–	–	–
Administration fees	55,450	–	–	–
Fund accounting fees	2,912	–	–	–
Trustees fees and expenses	19,901	–	–	–
Printing and mailing expenses	30,866	–	–	–
Custody fees	10,999	–	–	–
Insurance expense	9,058	–	–	–
Tax expense	–	1,760	–	–
Other expenses	313,000	–	–	–
Total Expenses Before Expense Limitation	2,140,120	64,135	48,176	85,864
Net advisory recoupment/(waivers)	(246,552)	–	–	–
Net Expenses	1,893,568	64,135	48,176	85,864
Net Investment Income/(Loss)	272,870	132,165	(7,374)	(38,847)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(39,677,099)	(452,176)	424,866	(548,777)
Redemptions sold in-kind on investments	68,291,737	1,329,269	1,073,695	2,972,869
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	(11,998,873)	(338,429)	(347,210)	3,589,219
Net Realized and Unrealized Gain/(Loss)	16,615,765	538,664	1,151,351	6,013,311
Net Increase/(Decrease) in Net Assets Resulting From Operations	$16,888,635	$670,829	$1,143,977	$5,974,464

 The accompanying notes are an integral part of these financial statements.

30

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019

Operations:
Net investment income/(loss)	$272,870	$(844,239)
Net realized gain/(loss)	28,614,638	(7,686,691)
Net change in unrealized appreciation/(depreciation)	(11,998,873)	27,301,608
Net Increase/(Decrease) in Net Assets Resulting from Operations	16,888,635	18,770,678

Distributions to Shareholders:
Net distributions to shareholders	–	–

Capital Share Transactions:
Proceeds from shares sold	282,705,360	467,926,580
Cost of shares redeemed	(444,718,170)	(600,400,200)
Transaction fees (see Note 5)	–	61
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(162,012,810)	(132,473,559)

Total Increase/(Decrease) in Net Assets	$(145,124,175)	$(113,702,881)

Net Assets:
Beginning of period	$326,748,314	$440,451,195
End of period	$181,624,139	$326,748,314

Change in Shares Outstanding:
Shares sold	8,050,000	14,350,000
Shares redeemed	(12,850,000)	(18,600,000)
Net Increase/(Decrease)	(4,800,000)	(4,250,000)

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR ETFs TRUST

Innovator IBD® ETF Leaders ETF		Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019

$132,165	$321,460	$(7,374)	$2,524	$(38,847)	$(9,213)
877,093	(4,633,561)	1,498,561	(422,571)	2,424,092	(1,108,438)
(338,429)	3,855,127	(347,210)	222,838	3,589,219	1,497,290
670,829	(456,974)	1,143,977	(197,209)	5,974,464	379,639

(148,611)	(250,719)	–	(21,386)	–	–

9,779,665	16,379,315	9,997,395	18,753,765	6,456,430	1,201,775
(16,178,065)	(33,964,300)	(13,035,075)	(18,863,150)	(6,290,925)	(3,441,415)
–	–	–	14	1,530	–
(6,398,400)	(17,584,985)	(3,037,680)	(109,371)	167,035	(2,239,640)

$(5,876,182)	$(18,292,678)	$(1,893,703)	$(327,966)	$6,141,499	$(1,860,001)

$14,374,506	$32,667,184	$7,776,807	$8,104,773	$10,663,744	$12,523,745
$8,498,324	$14,374,506	$5,883,104	$7,776,807	$16,805,243	$10,663,744

450,000	750,000	450,000	950,000	200,000	50,000
(750,002)	(1,550,000)	(600,000)	(950,000)	(200,000)	(150,000)
(300,002)	(800,000)	(150,000)	–	–	(100,000)

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:					Capital Share Transactions:		Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (j)		Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Paid from net investment income
Innovator IBD® 50 ETF
For the year ended 10/31/2020	$33.17	0.04		2.76		2.80	–		–
For the year ended 10/31/2019	$31.24	(0.07)		2.00		1.93	–	(f)	–
For the year ended 10/31/2018	$33.34	(0.12)		(1.92)		(2.04)	–	(f)	(0.06)
For the period ended 10/31/2017 (e)	$23.95	0.03		9.36		9.39	–		–
For the year ended 11/30/2016	$23.54	(0.06)		0.47		0.41	–		–
For the period 4/8/2015 (d) - 11/30/2015	$25.00	(0.04)		(1.42)		(1.46)	–		–

Innovator IBD® ETF Leaders ETF
For the year ended 10/31/2020	$22.11	0.28		2.19		2.47	–		(0.30)
For the year ended 10/31/2019	$22.53	0.34		(0.52)	(k)	(0.18)	–		(0.24)
For the period 12/20/2017 (d) - 10/31/2018	$25.07	0.02		(2.51)		(2.49)	–		(0.05)

Innovator IBD® Breakout Opportunities ETF
For the year ended 10/31/2020	$19.44	(0.03)		4.12		4.09	–		–
For the year ended 10/31/2019	$20.26	–	(f)	(0.78)		(0.78)	–	(f)	(0.04)
For the period 9/12/2018 (d) - 10/31/2018	$25.00	(0.01)		(4.73)		(4.74)	–		–

Innovator Loup Frontier Tech ETF
For the year ended 10/31/2020	$23.70	(0.09)		13.73		13.64	–	(f)	–
For the year ended 10/31/2019	$22.77	(0.02)		0.95		0.93	–		–
For the period 7/24/2018 (d) - 10/31/2018	$25.00	(0.01)		(2.22)		(2.23)	–	(f)	–

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(j)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(k)

Net realized and unralized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(l)	The ratio of net expenses to average net assets includes tax expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)		Expenses, net of waivers/ recoupment (c)		Net investment income/(loss) (h)	Portfolio turnover rate (b)(g)

2.80	$35.97	8.42%	$181,624	0.90%		0.80%		0.12%	974%
1.93	$33.17	6.20%	$326,748	0.78%		0.80%		(0.21)%	786%
(2.10)	$31.24	(6.15)%	$440,451	0.84%		0.80%		(0.43)%	719%
9.39	$33.34	39.17%	$181,710	1.03%		0.80%		(0.24)%	501%
0.41	$23.95	1.78%	$35,931	1.13%		0.80%		(0.14)%	1,041%
(1.46)	$23.54	(5.84)%	$70,612	1.13%		0.80%		(0.34)%	546%

2.17	$24.28	11.38%	$8,498	0.62%	(l)	0.62%	(l)	1.27%	1,222%
(0.42)	$22.11	(0.73)%	$14,375	0.61%	(i)	0.61%	(i)	1.54%	1,079%
(2.54)	$22.53	(9.95)%	$32,667	0.60%		0.60%		(0.03)%	619%

4.09	$23.53	21.04%	$5,883	0.80%		0.80%		(0.12)%	1,637%
(0.82)	$19.44	(3.84)%	$7,777	0.80%		0.80%		0.02%	1,777%
(4.74)	$20.26	(18.95)%	$8,105	0.80%		0.80%		(0.38)%	289%

13.64	$37.34	57.59%	$16,805	0.70%		0.70%		(0.32)%	97%
0.93	$23.70	4.07%	$10,664	0.70%		0.70%		(0.07)%	107%
(2.23)	$22.77	(8.92)%	$12,524	0.70%		0.70%		(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – March	BMAR	February 28, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 28, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 28, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020

35

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Name	Ticker	Commencement of Operations
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF - January	NJAN	December 31, 2019
Innovator Nasdaq-100 Power Buffer ETF - April	NAPR	March 31, 2020
Innovator Nasdaq-100 Power Buffer ETF - July	NJUL	June 30, 2020
Innovator Nasdaq-100 Power Buffer ETF - October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF - April	KAPR	March 31, 2020
Innovator Russell 2000 Power Buffer ETF - July	KJUL	June 30, 2020
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019
Innovator 20+ Year Treasury Bond 5 Floor ETF - July	TFJL	August 17, 2020
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020
Innovator Double Stacker ETF - October	DSOC	September 30, 2020
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020

36

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  The Funds list and principally trade their shares on NYSE Arca, Inc. (“NYSE” or the “Exchange”). FFTY seeks to track, before fees and expenses, the performance of the IBD® 50 Index. LDRS seeks to track, before fees and expenses, the performance of the IBD® ETF Leaders Index. LDRS seeks to achieve its investment objective by investing primarily in underlying funds (Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, LDRS will pay indirectly a proportional share of the fees and expenses of the underlying funds in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). BOUT seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index. LOUP seeks to track, before fees and expenses, the performance of the LOUP Frontier Tech Index.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

37

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

38

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

39

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of October 31, 2020:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$180,639,748	$–	$–	$180,639,748
Real Estate Investment Trusts	886,621	–	–	886,621
Investments Purchased with Proceeds From Securities Lending	–	16,823,705	–	16,823,705
Short Term Investments	1,078,852	–	–	1,078,852
Total Assets	$182,605,221	$16,823,705	$–	$199,428,926

LDRS

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$8,470,247	$–	$–	$8,470,247
Investments Purchased with Proceeds From Securities Lending	–	2,315,427	–	2,315,427
Short Term Investments	26,096	–	–	26,096
Total Assets	$8,496,343	$2,315,427	$–	$10,811,770

BOUT

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,875,971	$–	$–	$5,875,971
Investments Purchased with Proceeds From Securities Lending	–	719,408	–	719,408
Short Term Investments	10,823	–	–	10,823
Total Assets	$5,886,794	$719,408	$–	$6,606,202

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$16,788,684	$–	$–	$16,788,684
Investments Purchased with Proceeds From Securities Lending	–	2,235,729	–	2,235,729
Short Term Investments	14,653	–	–	14,653
Total Assets	$16,803,337	$2,235,729	$–	$19,039,066

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the year ended October 31, 2020.

40

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year ended October 31, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since the fiscal year ended November 30, 2016, as applicable.

41

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2020, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/	Paid-In
	(Accumulated Deficit)	Capital
FFTY	$(57,770,837)	$57,770,837
LDRS	(1,308,956)	1,308,956
BOUT	(965,030)	965,030
LOUP	(2,930,089)	2,930,089

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT and LOUP intend to pay out dividends from their net investment income, if any, annually. LDRS intends to pay out dividends from its net investment income, if any, quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

42

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to LDRS, BOUT and LOUP, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80% and LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%. During the term of the Advisory Agreement, the Adviser pays all expenses of LDRS, BOUT and LOUP, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

43

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Penserra Capital Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Fund’s portfolio. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2021. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the year ended October 31, 2020, the Adviser waived $268,534 of their advisory fees for FFTY and recouped $21,415 of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2021	FYE 10/31/2022	FYE 10/31/2023	Total
FFTY	$86,075	$29,673	$268,534	$384,282

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

44

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2020, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$–	$2,475,657,641	$–	$2,277,626,388
LDRS	–	125,671,130	–	125,906,320
BOUT	–	98,266,223	–	98,516,429
LOUP	–	12,304,713	–	12,062,554

For the year ended October 31, 2020, in–kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$90,191,610	$439,178,932
LDRS	9,752,968	15,938,746
BOUT	9,960,159	12,714,883
LOUP	6,087,717	6,215,648

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.     CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY, LDRS and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP charges a $500 transaction fee on creations and redemptions of the Fund. An additional charge may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

45

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

46

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2020, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$13,623,871	$16,823,705	$972,372
LDRS	2,205,985	2,315,427	38,800
BOUT	673,961	719,408	8,141
LOUP	2,141,918	2,235,729	6,307

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	LDRS	BOUT	LOUP

Cost of Portfolio	$193,978,806	$10,861,621	$6,814,296	$15,893,985
Gross Unrealized Appreciation	$15,204,302	$141,572	$122,949	$3,824,112
Gross Unrealized Depreciation	(9,754,182)	(191,423)	(331,043)	(679,031)
Net Unrealized Appreciation/(Depreciation)	$5,450,120	$(49,851)	$(208,094)	$3,145,081	(a)

(a) Includes foreign currency unrealized.

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals.

As of October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	LDRS	BOUT	LOUP

Accumulated Capital and Other Losses	$(196,303,596)	$(12,066,865)	$(3,498,894	$(2,188,357)
Other Gains/(Losses)	–	–	–	–
Undistributed Net Ordinary Income	–	8,339	–	–
Unrealized Appreciation/(Depreciation) on Investments	5,450,120	(49,851)	(208,094)	3,145,081
Total Distributable Earnings/(Accumulated Deficit)	$(190,853,476)	$(12,108,377)	$(3,706,988)	$956,724

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2020, the Funds deferred the following qualified late year ordinary losses:

	FFTY	LDRS	BOUT	LOUP

Late Year Ordinary Losses	$–	$–	$10,141	$16,570

At October 31, 2020, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	FFTY	LDRS	BOUT	LOUP

Indefinite Short-Term	$196,275,603	$12,066,865	$3,488,753	$2,113,725
Indefinite Long-Term	–	–	–	42,933

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2020, BOUT utilized $366,977 of capital loss carryforwards available.

The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2020 and October 31, 2019 were as follows:

	FFTY		LDRS		BOUT		LOUP
	2020	2019	2020	2019	2020	2019	2020	2019
Distributions paid from:
Net Ordinary Income	$–	$–	$148,611	$250,719	$–	$21,386	$–	$–
Net Long-Term Capital Gains	–	–	–	–	–	–	–	–
Return of Capital	–	–	–	–	–	–	–	–
Total Distributions Paid	$–	$–	$148,611	$250,719	$–	$21,386	$–	$–

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

8.     COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.     SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

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INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator IBD® 50 ETF	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020, 2019, 2018 and for the period from December 1, 2016 through October 31, 2017
Innovator IBD® ETF Leaders ETF	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from December 20, 2017 (commencement of operations) through October 31, 2018
Innovator IBD® Breakout Opportunities ETF	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from September 12, 2018 (commencement of operations) through October 31, 2018
Innovator Loup Frontier Tech ETF	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from July 24, 2018 (commencement of operations) through October 31, 2018

The financial highlights of Innovator IBD® 50 ETF for the periods ended November 30, 2016, and prior, were audited by other auditors whose report dated January 27, 2017, expressed an unqualified opinion on those financial highlights.

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INNOVATOR ETFs TRUST

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 28, 2020

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel, Inc.	59	None
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	59	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	59	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	59	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	59	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	59	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR IBD® 50 ETF, INNOVATOR IBD® ETF LEADERS ETF, INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF AND INNOVATOR LOUP FRONTIER TECH ETF

At a quarterly in-person Board meeting held on June 11, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Penserra pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Penserra and noted the background and experience of Penserra’s portfolio management team and Penserra’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Penserra under the agreements were satisfactory.

The Board considered the historical investment performance of each of the Funds for the respective one-year periods ended March 31, 2020 including NAV, market and respective index returns.

The Board considered the unitary fee rate or management fee rate, as applicable, paid by each Fund under the investment management agreement for the services provided.

The Board noted that except for the Innovator IBD 50® ETF, the Adviser is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Penserra to other funds (including ETFs) and non-fund clients, as applicable.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to Penserra from the unitary fee or management fee, was fair.

The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Penserra, but that the unitary fee and management fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the Funds.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Penserra. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Penserra were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.     INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.     TAX NOTICE

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2020, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
LDRS	50.85	31.41
BOUT	0.00	0.00
LOUP	0.00	0.00

For the taxable year ended October 31, 2020, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

7.    Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETF Trust and Innovator ETF Trust II (each a “Trust” and, collectively, the “Trusts”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trusts’ Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trusts’ investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trusts’ Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

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INNOVATOR ETFs TRUST

At a meeting of the Board held on September 17, 2020, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program since its implementation in September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

60

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Annual Report

INNOVATOR S&P 500®
DEFINED OUTCOME ETFS

October 31, 2020
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	78
Schedules of Investments and Options Written	81
Statements of Assets and Liabilities	153
Statements of Operations	171
Statements of Changes in Net Assets	189
Financial Highlights	207
Notes to Financial Statements	225
Report of Independent Registered Public Accounting Firm	255
Trustees and Officers	260
Board Considerations Regarding Approval of Investment Management Agreement	262
Additional Information	265

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the year or period ended October 31, 2020.

First, and most importantly, we want to thank those first responders and health care workers who have responded so tremendously to one of the greatest health crisis of our lifetimes. Our thoughts and prayers are with the communities and individuals most deeply affected by the COVID-19 Crisis.

Innovator Capital Management was established on an unwavering commitment to building products that seek to deliver confidence to investors, even in the face of uncertainty. The COVID-19 Crisis has served as a true test of Innovator’s products in the marketplace, and I’m happy to report that even through these most unprecedented times, Innovator ETFs have performed as expected. In fact, through the recent market correction, our Defined Outcome line of ETFs were some of the best performing products in the marketplace.

Innovator’s people, processes and investment products have been essential to stabilizing and growing the US economy, and the financial health and well-being of Innovator ETF investors. We appreciate the trust and support you have put in our firm, and thank you for the opportunity to serve you for many years to come.

In May 2020 we completed the monthly series of S&P 500 Defined Outcome ETFs. In the midst of the economic crisis that occurred in February and March of this year, our S&P 500 Defined Outcome ETFs performed exactly as we expected, providing built-in buffers to investors over the outcome period, even when markets became extremely volatile. It is exactly at these times when the market faces unexpected turbulence and volatility that the “Know your outcome before you invest” mantra really comes to light. Client portfolios benefited from an investment that allowed them to participate on the subsequent upside, but with significantly less volatility and lower drawdowns.

We believe, more than ever, that our one-year Defined Outcome ETFs have a clear role in clients’ portfolios and help them maintain focus on long-term financial goals.

Letter to Shareholders (Unaudited) (Continued)

Again, our thoughts and prayers go out to the communities and individuals who have been affected by the current global health and economic crisis. Thank you for the trust and support you have put in us and wish you a happy and healthy Holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The funds seek to generate returns that match the returns of its benchmark Index, up to the Cap on potential upside returns, while limiting downside losses, over the course of a 1-year period. There is no guarantee the fund will achieve its investment objective. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Letter to Shareholders (Unaudited) (Continued)

FLEX Options Risk The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation OCC. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

These Funds are designed to provide point-to-point exposure to the price return of the S&P 500 via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the S&P 500 during the interim period.

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Funds’ for an outcome period (the “Outcome Period”) before fees and expenses. If an Outcome Period has begun and the Fund has increased in value to a level near to its Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Certain of the Funds seek to provide a buffer or floor level against Index losses during the Outcome Period; however, the Funds only seek to provide that respective level of buffer or floor level for those shareholders that hold shares for the entire Outcome Period. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond any pre-determined buffer or floor, an investor purchasing shares at that price may not benefit from the buffer or floor, as applicable. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer or floor until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – January from its inception (December 31, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - January
NAV Return	4.99%	12.59%
Market Return	5.26%	12.73%
S&P 500® Index - Price Return	7.65%	15.60%
S&P 500® Index - Total Return	9.71%	17.85%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – February from its inception (January 31, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - February
NAV Return	2.32%
Market Return	1.63%
S&P 500® Index - Price Return	1.38%
S&P 500® Index - Total Return	2.81%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – March from its inception (February 28, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - March
NAV Return	7.36%
Market Return	6.77%
S&P 500® Index - Price Return	10.69%
S&P 500® Index - Total Return	12.03%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – April from its inception (March 29, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - April
NAV Return	6.65%	8.51%
Market Return	6.44%	8.29%
S&P 500® Index - Price Return	7.65%	9.40%
S&P 500® Index - Total Return	9.71%	11.49%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

INNOVATOR S&P 500® BUFFER ETF – MAY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – May from its inception (April 30, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - May
NAV Return	8.94%
Market Return	8.26%
S&P 500® Index - Price Return	12.28%
S&P 500® Index - Total Return	13.29%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – MAY

Fund Performance
October 31, 2020 (Unaudited)(Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – June from its inception (May 31, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - June
NAV Return	6.81%	10.66%
Market Return	6.11%	10.14%
S&P 500® Index - Price Return	7.65%	12.92%
S&P 500® Index - Total Return	9.71%	15.06%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – July from its inception (August 28, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - July
NAV Return	4.75%	4.06%
Market Return	4.88%	4.08%
S&P 500® Index - Price Return	7.65%	5.72%
S&P 500® Index - Total Return	9.71%	7.79%

(a) Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.81%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – August from its inception (July 31, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - August
NAV Return	7.68%	7.73%
Market Return	6.91%	6.96%
S&P 500® Index - Price Return	7.65%	7.69%
S&P 500® Index - Total Return	9.71%	9.77%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – September from its inception (August 30, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - September
NAV Return	5.81%	7.56%
Market Return	5.62%	7.30%
S&P 500® Index - Price Return	7.65%	9.95%
S&P 500® Index - Total Return	9.71%	12.01%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – October from its inception (September 28, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - October
NAV Return	8.51%	5.37%
Market Return	8.14%	5.33%
S&P 500® Index - Price Return	7.65%	5.67%
S&P 500® Index - Total Return	9.71%	7.74%

(a) Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – November from its inception (October 31, 2019) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - November
NAV Return	7.00%	7.00%
Market Return	7.25%	7.25%
S&P 500® Index - Price Return	7.65%	7.65%
S&P 500® Index - Total Return	9.71%	9.71%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – December from its inception (November 29, 2019) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - December
NAV Return	5.04%
Market Return	4.41%
S&P 500® Index - Price Return	4.11%
S&P 500® Index - Total Return	5.87%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – January from its inception (December 31, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - January
NAV Return	3.38%	8.40%
Market Return	3.04%	8.14%
S&P 500® Index - Price Return	7.65%	15.60%
S&P 500® Index - Total Return	9.71%	17.85%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – February from its inception (January 31, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - February
NAV Return	2.06%
Market Return	1.54%
S&P 500® Index - Price Return	1.38%
S&P 500® Index - Total Return	2.81%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – March from its inception (February 28, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - March
NAV Return	5.30%
Market Return	4.98%
S&P 500® Index - Price Return	10.69%
S&P 500® Index - Total Return	12.03%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – April from its inception (March 29, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - April
NAV Return	4.00%	5.96%
Market Return	3.72%	5.71%
S&P 500® Index - Price Return	7.65%	9.40%
S&P 500® Index - Total Return	9.71%	11.49%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – May from its inception (April 30, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - May
NAV Return	6.69%
Market Return	5.97%
S&P 500® Index - Price Return	12.28%
S&P 500® Index - Total Return	13.29%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – June from its inception (May 31, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - June
NAV Return	8.00%	9.69%
Market Return	7.57%	9.34%
S&P 500® Index - Price Return	7.65%	12.92%
S&P 500® Index - Total Return	9.71%	15.06%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – July from its inception (August 7, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - July
NAV Return	4.89%	4.30%
Market Return	4.60%	4.13%
S&P 500® Index - Price Return	7.65%	6.21%
S&P 500® Index - Total Return	9.71%	8.31%

(a) Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – August from its inception (July 31, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - August
NAV Return	6.95%	6.90%
Market Return	6.08%	6.43%
S&P 500® Index - Price Return	7.65%	7.69%
S&P 500® Index - Total Return	9.71%	9.77%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – September from its inception (August 30, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - September
NAV Return	3.40%	4.91%
Market Return	3.21%	4.78%
S&P 500® Index - Price Return	7.65%	9.95%
S&P 500® Index - Total Return	9.71%	12.01%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – October from its inception (September 28, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - October
NAV Return	5.74%	4.04%
Market Return	6.10%	4.23%
S&P 500® Index - Price Return	7.65%	5.67%
S&P 500® Index - Total Return	9.71%	7.74%

(a) Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – November from its inception (October 31, 2019) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - November
NAV Return	6.94%	6.94%
Market Return	7.29%	7.29%
S&P 500® Index - Price Return	7.65%	7.65%
S&P 500® Index - Total Return	9.71%	9.71%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – December from its inception (November 29, 2019) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - December
NAV Return	3.85%
Market Return	3.57%
S&P 500® Index - Price Return	4.11%
S&P 500® Index - Total Return	5.87%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – January from its inception (December 31, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - January
NAV Return	2.44%	6.94%
Market Return	2.10%	6.69%
S&P 500® Index - Price Return	7.65%	15.60%
S&P 500® Index - Total Return	9.71%	17.85%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – February from its inception (January 31, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - February
NAV Return	1.58%
Market Return	1.06%
S&P 500® Index - Price Return	1.38%
S&P 500® Index - Total Return	2.81%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – March from its inception (February 28, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - March
NAV Return	3.53%
Market Return	3.03%
S&P 500® Index - Price Return	10.69%
S&P 500® Index - Total Return	12.03%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – April from its inception (March 29, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - April
NAV Return	-4.59%	0.16%
Market Return	-4.73%	0.05%
S&P 500® Index - Price Return	7.65%	9.40%
S&P 500® Index - Total Return	9.71%	11.49%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – May from its inception (April 30, 2020) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - May
NAV Return	4.06%
Market Return	3.40%
S&P 500® Index - Price Return	12.28%
S&P 500® Index - Total Return	13.29%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – June from its inception (May 31, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - June
NAV Return	6.26%	8.16%
Market Return	5.80%	7.81%
S&P 500® Index - Price Return	7.65%	12.92%
S&P 500® Index - Total Return	9.71%	15.06%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – July from its inception (August 7, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - July
NAV Return	3.37%	3.53%
Market Return	3.55%	3.56%
S&P 500® Index - Price Return	7.65%	6.21%
S&P 500® Index - Total Return	9.71%	8.31%

(a) Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – August from its inception (July 31, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - August
NAV Return	6.46%	6.50%
Market Return	6.44%	6.44%
S&P 500® Index - Price Return	7.65%	7.69%
S&P 500® Index - Total Return	9.71%	9.77%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – September from its inception (August 30, 2019) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - September
NAV Return	3.90%	4.87%
Market Return	3.69%	4.67%
S&P 500® Index - Price Return	7.65%	9.95%
S&P 500® Index - Total Return	9.71%	12.01%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – October from its inception (September 28, 2018) to October 31, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - October
NAV Return	5.00%	3.48%
Market Return	5.17%	3.56%
S&P 500® Index - Price Return	7.65%	5.67%
S&P 500® Index - Total Return	9.71%	7.74%

(a) Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – November from its inception (October 31, 2019) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - November
NAV Return	6.88%	6.88%
Market Return	7.25%	7.25%
S&P 500® Index - Price Return	7.65%	7.65%
S&P 500® Index - Total Return	9.71%	9.71%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Fund Performance

October 31, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – December from its inception (November 29, 2019) to October 31, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - December
NAV Return	2.84%
Market Return	2.33%
S&P 500® Index - Price Return	4.11%
S&P 500® Index - Total Return	5.87%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Fund Performance
October 31, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator S&P 500® Buffer ETF - January (NAV)	$1,000.00	$1,097.40	$4.17
Innovator S&P 500® Buffer ETF - February (NAV)	1,000.00	1,097.90	4.17
Innovator S&P 500® Buffer ETF - March (NAV)	1,000.00	1,083.70	4.14
Innovator S&P 500® Buffer ETF - April (NAV)	1,000.00	1,082.60	4.14
Innovator S&P 500® Buffer ETF - May (NAV)	1,000.00	1,089.40	4.15
Innovator S&P 500® Buffer ETF - June (NAV)	1,000.00	1,091.80	4.15
Innovator S&P 500® Buffer ETF - July (NAV)	1,000.00	1,073.70	4.12
Innovator S&P 500® Buffer ETF - August (NAV)	1,000.00	1,104.90	4.18
Innovator S&P 500® Buffer ETF - September (NAV)	1,000.00	1,085.10	4.14
Innovator S&P 500® Buffer ETF - October (NAV)	1,000.00	1,110.20	4.19
Innovator S&P 500® Buffer ETF - November (NAV)	1,000.00	1,097.30	4.16
Innovator S&P 500® Buffer ETF - December (NAV)	1,000.00	1,105.80	4.18
Innovator S&P 500® Power Buffer ETF - January (NAV)	1,000.00	1,081.30	4.13
Innovator S&P 500® Power Buffer ETF - February (NAV)	1,000.00	1,075.60	4.12
Innovator S&P 500® Power Buffer ETF - March (NAV)	1,000.00	1,062.20	4.10
Innovator S&P 500® Power Buffer ETF - April (NAV)	1,000.00	1,063.80	4.10
Innovator S&P 500® Power Buffer ETF - May (NAV)	1,000.00	1,066.90	4.10
Innovator S&P 500® Power Buffer ETF - June (NAV)	1,000.00	1,082.90	4.14
Innovator S&P 500® Power Buffer ETF - July (NAV)	1,000.00	1,060.90	4.09
Innovator S&P 500® Power Buffer ETF - August (NAV)	1,000.00	1,085.80	4.14
Innovator S&P 500® Power Buffer ETF - September (NAV)	1,000.00	1,050.20	4.07
Innovator S&P 500® Power Buffer ETF - October (NAV)	1,000.00	1,075.80	4.12
Innovator S&P 500® Power Buffer ETF - November (NAV)	1,000.00	1,086.50	4.14

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator S&P 500® Power Buffer ETF - December (NAV)	1,000.00	1,077.70	4.13
Innovator S&P 500® Ultra Buffer ETF - January (NAV)	1,000.00	1,054.70	4.08
Innovator S&P 500® Ultra Buffer ETF - February (NAV)	1,000.00	1,049.70	4.07
Innovator S&P 500® Ultra Buffer ETF - March (NAV)	1,000.00	1,037.00	4.05
Innovator S&P 500® Ultra Buffer ETF - April (NAV)	1,000.00	1,047.00	4.06
Innovator S&P 500® Ultra Buffer ETF - May (NAV)	1,000.00	1,040.60	4.05
Innovator S&P 500® Ultra Buffer ETF - June (NAV)	1,000.00	1,065.90	4.10
Innovator S&P 500® Ultra Buffer ETF - July (NAV)	1,000.00	1,050.10	4.07
Innovator S&P 500® Ultra Buffer ETF - August (NAV)	1,000.00	1,078.70	4.13
Innovator S&P 500® Ultra Buffer ETF - September (NAV)	1,000.00	1,047.00	4.06
Innovator S&P 500® Ultra Buffer ETF - October (NAV)	1,000.00	1,058.90	4.09
Innovator S&P 500® Ultra Buffer ETF - November (NAV)	1,000.00	1,076.80	4.12
Innovator S&P 500® Ultra Buffer ETF - December (NAV)	1,000.00	1,052.80	4.08

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2020 (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator S&P 500® Buffer ETF - January (NAV)	$1,000.00	$1,021.17	$4.01
Innovator S&P 500® Buffer ETF - February (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - March (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - April (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - May (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - June (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - July (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - August (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - September (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - October (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - November (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Buffer ETF - December (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - January (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - February (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - March (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - April (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - May (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - June (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - July (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - August (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - September (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - October (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - November (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Power Buffer ETF - December (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - January (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - February (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - March (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - April (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - May (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - June (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - July (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - August (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - September (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - October (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - November (NAV)	1,000.00	1,021.17	4.01
Innovator S&P 500® Ultra Buffer ETF - December (NAV)	1,000.00	1,021.17	4.01

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.01% (a)(b)
CALL OPTIONS - 79.87%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.18	736	$240,669,056	$97,743,744
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.84	204	6,670,800	2,710,344
			100,454,088
PUT OPTIONS - 23.14%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.35	368	120,334,528	22,701,184
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,230.27	368	120,334,528	5,610,160
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.67	102	3,335,400	629,850
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $323.04	102	3,335,400	157,386
			29,098,580
TOTAL PURCHASED OPTIONS (Cost $138,568,224)			129,552,668

Total Investments (Cost $138,568,224) - 103.01%			129,552,668
Liabilities in Excess of Other Assets - (3.01)%			(3,785,496)
TOTAL NET ASSETS - 100.00%			$125,767,172

Asset Type	% of Net Assets
Purchased Options	103.01%
Total Investments	103.01
Liabilities in Excess of Other Assets	(3.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.35	368	$(120,334,528)	$(103,040)
SPX S&P 500® Index	12/31/2020	3,659.88	368	(120,334,528)	(455,216)
XSP S&P 500® Mini Index	12/31/2020	387.67	102	(3,335,400)	(3,060)
XSP S&P 500® Mini Index	12/31/2020	365.99	102	(3,335,400)	(13,464)
					(574,780)
Put Options
SPX S&P 500® Index	12/31/2020	2,939.54	368	(120,334,528)	(2,661,376)
SPX S&P 500® Index	12/31/2020	1,938.18	736	(240,669,056)	(445,280)
XSP S&P 500® Mini Index	12/31/2020	293.95	102	(3,335,400)	(75,276)
XSP S&P 500® Mini Index	12/31/2020	193.84	204	(6,670,800)	(12,648)
					(3,194,580)
Total Options Written (Premiums Received $4,810,318)					$(3,769,360)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.33% (a)(b)
CALL OPTIONS - 81.37%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $1,935.11	118	$38,585,528	$15,848,993
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $193.53	1,062	34,727,400	14,262,123
			30,111,116
PUT OPTIONS - 23.96%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,870.22	59	19,292,764	3,618,525
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,225.16	59	19,292,764	1,047,294
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $387.06	531	17,363,700	3,258,609
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $322.53	531	17,363,700	942,832
			8,867,260
TOTAL PURCHASED OPTIONS (Cost $44,314,290)			38,978,376
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,014		1,014
TOTAL SHORT TERM INVESTMENTS (Cost $1,014)			1,014

Total Investments (Cost $44,315,304) - 105.33%			38,979,390
Liabilities in Excess of Other Assets - (5.33)%			(1,971,825)
TOTAL NET ASSETS - 100.00%			$37,007,565

Asset Type	% of Net Assets
Purchased Options	105.33%
Short Term Investments	0.00 (b)
Total Investments	105.33
Liabilities in Excess of Other Assets	(5.33)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.22	59	$(19,292,764)	$(42,997)
SPX S&P 500® Index	1/29/2021	3,644.42	59	(19,292,764)	(184,310)
XSP S&P 500® Mini Index	1/29/2021	387.06	531	(17,363,700)	(38,617)
XSP S&P 500® Mini Index	1/29/2021	364.44	531	(17,363,700)	(165,901)
					(431,825)
Put Options
SPX S&P 500® Index	1/29/2021	2,934.89	59	(19,292,764)	(570,720)
SPX S&P 500® Index	1/29/2021	1,935.11	118	(38,585,528)	(132,152)
XSP S&P 500® Mini Index	1/29/2021	293.49	531	(17,363,700)	(513,659)
XSP S&P 500® Mini Index	1/29/2021	193.53	1,062	(34,727,400)	(118,984)
					(1,335,515)
Total Options Written (Premiums Received $1,244,757)					$(1,767,340)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.50% (a)(b)
CALL OPTIONS - 94.58%
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $1,772.52	136	$44,471,456	$20,408,166
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $177.27	136	4,447,200	2,040,575
			22,448,741
PUT OPTIONS - 14.92%
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $3,545.04	68	22,235,728	2,399,087
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $2,954.18	68	22,235,728	820,629
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $354.54	68	2,223,600	240,066
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $295.43	68	2,223,600	82,082
			3,541,864
TOTAL PURCHASED OPTIONS (Cost $32,591,038)			25,990,605
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$996		996
TOTAL SHORT TERM INVESTMENTS (Cost $996)			996

Total Investments (Cost $32,592,034) - 109.50%			25,991,601
Liabilities in Excess of Other Assets - (9.50)%			(2,256,391)
TOTAL NET ASSETS - 100.00%			$23,735,210

Asset Type	% of Net Assets
Purchased Options	109.50%
Short Term Investments	0.00 (b)
Total Investments	109.50
Liabilities in Excess of Other Assets	(9.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	2/26/2021	$3,545.04	68	$(22,235,728)	$(498,478)
SPX S&P 500® Index	2/26/2021	3,430.97	68	(22,235,728)	(829,764)
XSP S&P 500® Mini Index	2/26/2021	354.54	68	(2,223,600)	(49,759)
XSP S&P 500® Mini Index	2/26/2021	343.10	68	(2,223,600)	(82,967)
					(1,460,968)
Put Options
SPX S&P 500® Index	2/26/2021	2,688.29	68	(22,235,728)	(482,087)
SPX S&P 500® Index	2/26/2021	1,772.52	136	(44,471,456)	(149,356)
XSP S&P 500® Mini Index	2/26/2021	268.83	68	(2,223,600)	(48,210)
XSP S&P 500® Mini Index	2/26/2021	177.27	136	(4,447,200)	(14,941)
					(694,594)
Total Options Written (Premiums Received $968,326)					$(2,155,562)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.78% (a)(b)
CALL OPTIONS - 115.39%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $1,550.70	466	$152,380,136	$79,977,927
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $155.09	20	654,000	343,214
			80,321,141
PUT OPTIONS - 8.39%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $3,101.40	233	76,190,068	4,176,938
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $2,584.48	233	76,190,068	1,640,096
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $310.18	10	327,000	17,939
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $258.46	10	327,000	7,041
			5,842,014
TOTAL PURCHASED OPTIONS (Cost $108,092,620)			86,163,155
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,312		1,312
TOTAL SHORT TERM INVESTMENTS (Cost $1,312)			1,312

Total Investments (Cost $108,093,932) – 123.78%			86,164,467
Liabilities in Excess of Other Assets – (23.78)%			(16,555,651)
TOTAL NET ASSETS – 100.00%			$69,608,816

Asset Type	% of Net Assets
Purchased Options	123.78%
Short Term Investments	0.00 (b)
Total Investments	123.78
Liabilities in Excess of Other Assets	(23.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2021	$3,153.05	233	$(76,190,068)	$(7,062,706)
SPX S&P 500® Index	3/31/2021	3,101.40	233	(76,190,068)	(7,883,937)
XSP S&P 500® Mini Index	3/31/2021	315.31	10	(327,000)	(30,309)
XSP S&P 500® Mini Index	3/31/2021	310.18	10	(327,000)	(33,809)
					(15,010,761)
Put Options
SPX S&P 500® Index	3/31/2021	2,351.87	233	(76,190,068)	(1,038,182)
SPX S&P 500® Index	3/31/2021	1,550.70	466	(152,380,136)	(440,983)
XSP S&P 500® Mini Index	3/31/2021	235.19	10	(327,000)	(4,456)
XSP S&P 500® Mini Index	3/31/2021	155.09	20	(654,000)	(1,893)
					(1,485,514)
Total Options Written (Premiums Received $4,203,136)					$(16,496,275)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MAY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.12% (a)(b)
CALL OPTIONS - 96.20%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $1,746.62	92	$30,083,632	$14,040,187
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $174.68	92	3,008,400	1,403,856
			15,444,043
PUT OPTIONS - 15.92%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $3,493.24	46	15,041,816	1,665,739
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $2,911.01	46	15,041,816	657,634
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $349.36	46	1,504,200	166,555
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $291.11	46	1,504,200	65,774
			2,555,702
TOTAL PURCHASED OPTIONS (Cost $23,069,120)			17,999,745
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1		1
TOTAL SHORT TERM INVESTMENTS (Cost $1)			1

Total Investments (Cost $23,069,121) – 112.12%			17,999,746
Liabilities in Excess of Other Assets – (12.12)%			(1,945,115)
TOTAL NET ASSETS – 100.00%			$16,054,631

Asset Type	% of Net Assets
Purchased Options	112.12%
Short Term Investments	0.00 (b)
Total Investments	112.12
Liabilities in Excess of Other Assets	(12.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	4/30/2021	$3,493.24	46	$(15,041,816)	$(562,615)
SPX S&P 500® Index	4/30/2021	3,478.65	46	(15,041,816)	(593,016)
XSP S&P 500® Mini Index	4/30/2021	349.36	46	(1,504,200)	(56,187)
XSP S&P 500® Mini Index	4/30/2021	347.86	46	(1,504,200)	(59,312)
					(1,271,130)
Put Options
SPX S&P 500® Index	4/30/2021	2,649.01	46	(15,041,816)	(415,445)
SPX S&P 500® Index	4/30/2021	1,746.62	92	(30,083,632)	(150,729)
XSP S&P 500® Mini Index	4/30/2021	264.90	46	(1,504,200)	(41,544)
XSP S&P 500® Mini Index	4/30/2021	174.68	92	(3,008,400)	(15,077)
					(622,795)
Total Options Written (Premiums Received $764,903)					$(1,893,925)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.03% (a)(b)
CALL OPTIONS - 90.34%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $1,826.61	198	$64,745,208	$28,687,939
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $182.68	26	850,200	376,663
			29,064,602
PUT OPTIONS - 20.69%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,653.21	99	32,372,604	4,674,442
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,044.32	99	32,372,604	1,893,635
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $365.36	13	425,100	61,416
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $304.44	13	425,100	25,210
			6,654,703
TOTAL PURCHASED OPTIONS (Cost $42,269,333)			35,719,305
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,020		1,020
TOTAL SHORT TERM INVESTMENTS (Cost $1,020)			1,020

Total Investments (Cost $42,270,353) – 111.03%			35,720,325
Liabilities in Excess of Other Assets – (11.03)%			(3,548,434)
TOTAL NET ASSETS – 100.00%			$32,171,891

Asset Type	% of Net Assets
Purchased Options	111.03%
Short Term Investments	0.00 (b)
Total Investments	111.03
Liabilities in Excess of Other Assets	(11.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/28/2021	$3,653.21	99	$(32,372,604)	$(720,784)
SPX S&P 500® Index	5/28/2021	3,545.10	99	(32,372,604)	(1,102,349)
XSP S&P 500® Mini Index	5/28/2021	365.36	13	(425,100)	(9,450)
XSP S&P 500® Mini Index	5/28/2021	354.51	13	(425,100)	(14,475)
					(1,847,058)
Put Options
SPX S&P 500® Index	5/28/2021	2,770.32	99	(32,372,604)	(1,215,147)
SPX S&P 500® Index	5/28/2021	1,826.61	198	(64,745,208)	(435,946)
XSP S&P 500® Mini Index	5/28/2021	277.03	13	(425,100)	(16,310)
XSP S&P 500® Mini Index	5/28/2021	182.68	26	(850,200)	(5,727)
					(1,673,130)
Total Options Written (Premiums Received $2,162,546)					$(3,520,188)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 111.41% (a)(b)
CALL OPTIONS – 87.90%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $1,860.16	418	$136,684,328	$59,102,190
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $186.03	32	1,046,400	452,415
			59,554,605
PUT OPTIONS - 23.51%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,720.32	209	68,342,164	11,137,146
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,100.24	209	68,342,164	4,675,212
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $372.07	16	523,200	85,306
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $310.03	16	523,200	35,472
			15,933,136
TOTAL PURCHASED OPTIONS (Cost $74,246,943)			75,487,741
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$53		53
TOTAL SHORT TERM INVESTMENTS (Cost $53)			53

Total Investments (Cost $74,246,996) – 111.41%			75,487,794
Liabilities in Excess of Other Assets – (11.41)%			(7,732,744)
TOTAL NET ASSETS – 100.00%			$67,755,050

Asset Type	% of Net Assets
Purchased Options	111.41%
Short Term Investments	0.00 (b)
Total Investments	111.41
Liabilities in Excess of Other Assets	(11.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2021	$3,720.32	209	$(68,342,164)	$(1,353,368)
SPX S&P 500® Index	6/30/2021	3,630.37	209	(68,342,164)	(1,922,310)
XSP S&P 500® Mini Index	6/30/2021	372.07	16	(523,200)	(10,345)
XSP S&P 500® Mini Index	6/30/2021	363.04	16	(523,200)	(14,715)
					(3,300,738)
Put Options
SPX S&P 500® Index	6/30/2021	2,821.21	209	(68,342,164)	(3,184,665)
SPX S&P 500® Index	6/30/2021	1,860.16	418	(136,684,328)	(1,192,949)
XSP S&P 500® Mini Index	6/30/2021	282.12	16	(523,200)	(26,401)
XSP S&P 500® Mini Index	6/30/2021	186.03	32	(1,046,400)	(9,144)
					(4,413,159)
Total Options Written (Premiums Received $8,155,854)					$(7,713,897)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.00% (a)(b)
CALL OPTIONS - 80.12%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $1,962.78	286	$93,520,856	$37,769,781
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $196.30	58	1,896,600	765,841
			38,535,622
PUT OPTIONS - 30.88%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,925.55	143	46,760,428	10,180,337
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,271.27	143	46,760,428	4,375,382
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $392.59	29	948,300	206,544
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $327.14	29	948,300	92,858
			14,855,121
TOTAL PURCHASED OPTIONS (Cost $57,270,783)			53,390,743
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$758		758
TOTAL SHORT TERM INVESTMENTS (Cost $758)			758

Total Investments (Cost $57,271,541) – 111.00%			53,391,501
Liabilities in Excess of Other Assets – (11.00)%			(5,292,351)
TOTAL NET ASSETS – 100.00%			$48,099,150

Asset Type	% of Net Assets
Purchased Options	111.00%
Short Term Investments	0.00 (b)
Total Investments	111.00
Liabilities in Excess of Other Assets	(11.00)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/30/2021	$3,925.55	143	$(46,760,428)	$(454,435)
SPX S&P 500® Index	7/30/2021	3,817.56	143	(46,760,428)	(716,948)
XSP S&P 500® Mini Index	7/30/2021	392.59	29	(948,300)	(9,200)
XSP S&P 500® Mini Index	7/30/2021	381.76	29	(948,300)	(14,537)
					(1,195,120)
Put Options
SPX S&P 500® Index	7/30/2021	2,976.85	143	(46,760,428)	(2,802,855)
SPX S&P 500® Index	7/30/2021	1,962.78	286	(93,520,856)	(1,158,628)
XSP S&P 500® Mini Index	7/30/2021	297.68	29	(948,300)	(56,837)
XSP S&P 500® Mini Index	7/30/2021	196.30	58	(1,896,600)	(29,381)
					(4,047,701)
Total Options Written (Premiums Received $4,425,602)					$(5,242,821)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.31% (a)(b)
CALL OPTIONS - 70.80%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $2,099.98	440	$143,878,240	$52,388,447
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $210.02	232	7,586,400	2,761,837
			55,150,284
PUT OPTIONS - 41.51%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $4,199.97	220	71,939,120	21,454,412
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $3,499.95	220	71,939,120	9,254,544
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $420.03	116	3,793,200	1,131,598
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $350.00	116	3,793,200	487,997
			32,328,551
TOTAL PURCHASED OPTIONS (Cost $92,879,395)			87,478,835

Total Investments (Cost $92,879,395) - 112.31%			87,478,835
Liabilities in Excess of Other Assets - (12.31)%			(9,586,999)
TOTAL NET ASSETS - 100.00%			$77,891,836

Asset Type	% of Net Assets
Purchased Options	112.31%
Total Investments	112.31
Liabilities in Excess of Other Assets	(12.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2021	$4,199.97	220	$(71,939,120)	$(345,226)
SPX S&P 500® Index	8/31/2021	4,126.43	220	(71,939,120)	(431,875)
XSP S&P 500® Mini Index	8/31/2021	420.03	116	(3,793,200)	(7,259)
XSP S&P 500® Mini Index	8/31/2021	412.64	116	(3,793,200)	(12,090)
					(796,450)
Put Options
SPX S&P 500® Index	8/31/2021	3,184.95	220	(71,939,120)	(6,130,286)
SPX S&P 500® Index	8/31/2021	2,099.98	440	(143,878,240)	(2,221,694)
XSP S&P 500® Mini Index	8/31/2021	318.49	116	(3,793,200)	(323,193)
XSP S&P 500® Mini Index	8/31/2021	210.02	232	(7,586,400)	(117,186)
					(8,792,359)
Total Options Written (Premiums Received $8,236,553)					$(9,588,809)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.75% (a)(b)
CALL OPTIONS - 76.76%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $2,017.76	442	$144,532,232	$55,951,548
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $201.79	44	1,438,800	556,929
			56,508,477
PUT OPTIONS - 35.99%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $4,035.52	221	72,266,116	18,166,810
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $3,362.91	221	72,266,116	8,064,890
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $403.59	22	719,400	180,921
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $336.30	22	719,400	80,292
			26,492,913
TOTAL PURCHASED OPTIONS (Cost $85,870,635)			83,001,390
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,706		1,706
TOTAL SHORT TERM INVESTMENTS (Cost $1,706)			1,706

Total Investments (Cost $85,872,341) - 112.75%			83,003,096
Liabilities in Excess of Other Assets - (12.75)%			(9,390,166)
TOTAL NET ASSETS - 100.00%			$73,612,930

Asset Type	% of Net Assets
Purchased Options	112.75%
Short Term Investments	0.00 (b)
Total Investments	112.75
Liabilities in Excess of Other Assets	(12.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2021	$4,035.52	221	$(72,266,116)	$(871,809)
SPX S&P 500® Index	9/30/2021	3,978.31	221	(72,266,116)	(906,379)
XSP S&P 500® Mini Index	9/30/2021	403.59	22	(719,400)	(8,679)
XSP S&P 500® Mini Index	9/30/2021	397.83	22	(719,400)	(9,023)
					(1,795,890)
Put Options
SPX S&P 500® Index	9/30/2021	3,060.24	221	(72,266,116)	(5,473,617)
SPX S&P 500® Index	9/30/2021	2,017.76	442	(144,532,232)	(2,043,427)
XSP S&P 500® Mini Index	9/30/2021	306.02	22	(719,400)	(54,485)
XSP S&P 500® Mini Index	9/30/2021	201.79	44	(1,438,800)	(20,347)
					(7,591,876)
Total Options Written (Premiums Received $8,482,711)					$(9,387,766)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.27% (a)(b)
CALL OPTIONS - 80.06%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $1,962.12	88	$28,775,648	$11,529,408
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $196.23	38	1,242,600	497,838
			12,027,246
PUT OPTIONS - 33.21%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,924.24	44	14,387,824	3,262,072
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,270.18	44	14,387,824	1,520,156
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $392.46	19	621,300	140,866
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $327.03	19	621,300	65,645
			4,988,739
TOTAL PURCHASED OPTIONS (Cost $17,016,834)			17,015,985
	Principal
SHORT TERM INVESTMENTS - 0.01%	Amount
Money Market Deposit Account – 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$1,035		1,035
TOTAL SHORT TERM INVESTMENTS (Cost $1,035)			1,035

Total Investments (Cost $17,017,869) – 113.28%			17,017,020
Liabilities in Excess of Other Assets – (13.28)%			(1,994,097)
TOTAL NET ASSETS – 100.00%			$15,022,923

Asset Type	% of Net Assets
Purchased Options	113.27%
Short Term Investments	0.01
Total Investments	113.28
Liabilities in Excess of Other Assets	(13.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/29/2021	$3,924.24	44	$(14,387,824)	$(225,588)
SPX S&P 500® Index	10/29/2021	3,886.92	44	(14,387,824)	(244,244)
XSP S&P 500® Mini Index	10/29/2021	392.46	19	(621,300)	(9,728)
XSP S&P 500® Mini Index	10/29/2021	388.69	19	(621,300)	(10,564)
					(490,124)
Put Options
SPX S&P 500® Index	10/29/2021	2,975.85	44	(14,387,824)	(1,040,468)
SPX S&P 500® Index	10/29/2021	1,962.12	88	(28,775,648)	(412,632)
XSP S&P 500® Mini Index	10/29/2021	297.59	19	(621,300)	(44,935)
XSP S&P 500® Mini Index	10/29/2021	196.23	38	(1,242,600)	(17,822)
					(1,515,857)
Total Options Written (Premiums Received $2,004,920)					$(2,005,981)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.90% (a)(b)
CALL OPTIONS - 84.22%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.94	144	$47,087,424	$20,019,424
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.51	72	2,354,400	1,000,857
			21,020,281
PUT OPTIONS - 17.68%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.88	72	23,543,712	3,622,784
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,141.54	72	23,543,712	578,698
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $377.02	36	1,177,200	181,253
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $314.16	36	1,177,200	28,941
			4,411,676
TOTAL PURCHASED OPTIONS (Cost $30,832,365)			25,431,957
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,085		1,085
TOTAL SHORT TERM INVESTMENTS (Cost $1,085)			1,085

Total Investments (Cost $30,833,450) – 101.90%			25,433,042
Liabilities in Excess of Other Assets – (1.90)%			(474,661)
TOTAL NET ASSETS – 100.00%			$24,958,381

Asset Type	% of Net Assets
Purchased Options	101.90%
Short Term Investents	0.00 (b)
Total Investments	101.90
Liabilities in Excess of Other Assets	(1.90)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.88	72	$(23,543,712)	$(12,070)
SPX S&P 500® Index	11/30/2020	3,560.92	72	(23,543,712)	(85,144)
XSP S&P 500® Mini Index	11/30/2020	377.02	36	(1,177,200)	(603)
XSP S&P 500® Mini Index	11/30/2020	356.09	36	(1,177,200)	(4,258)
					(102,075)
Put Options
SPX S&P 500® Index	11/30/2020	2,858.79	72	(23,543,712)	(203,539)
SPX S&P 500® Index	11/30/2020	1,884.94	144	(47,087,424)	(25,050)
XSP S&P 500® Mini Index	11/30/2020	285.88	36	(1,177,200)	(10,177)
XSP S&P 500® Mini Index	11/30/2020	188.51	72	(2,354,400)	(1,253)
					(240,019)
Total Options Written (Premiums Received $304,870)					$(342,094)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.29% (a)(b)
CALL OPTIONS - 80.31%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.16	1,694	$553,931,224	$226,587,959
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.82	388	12,687,600	5,189,701
			231,777,660
PUT OPTIONS - 22.98%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.31	847	276,965,612	51,979,999
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,230.26	847	276,965,612	12,844,106
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.63	194	6,343,800	1,190,550
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $323.03	194	6,343,800	294,213
			66,308,868
TOTAL PURCHASED OPTIONS (Cost $334,015,177)			298,086,528
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$5,467		5,467
TOTAL SHORT TERM INVESTMENTS (Cost $5,467)			5,467

Total Investments (Cost $334,020,644) – 103.29%			298,091,995
Liabilities in Excess of Other Assets – (3.29)%			(9,495,348)
TOTAL NET ASSETS – 100.00%			$288,596,647

Asset Type	% of Net Assets
Purchased Options	103.29%
Short Term Investments	0.00
Total Investments	103.29
Liabilities in Excess of Other Assets	(3.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.31	847	$(276,965,612)	$(266,976)
SPX S&P 500® Index	12/31/2020	3,504.83	847	(276,965,612)	(4,235,308)
XSP S&P 500® Mini Index	12/31/2020	387.63	194	(6,343,800)	(6,115)
XSP S&P 500® Mini Index	12/31/2020	350.48	194	(6,343,800)	(97,027)
					(4,605,426)
Put Options
SPX S&P 500® Index	12/31/2020	2,745.72	847	(276,965,612)	(3,596,562)
SPX S&P 500® Index	12/31/2020	1,938.16	1,694	(553,931,224)	(1,072,314)
XSP S&P 500® Mini Index	12/31/2020	274.57	194	(6,343,800)	(82,373)
XSP S&P 500® Mini Index	12/31/2020	193.82	388	(12,687,600)	(24,563)
					(4,775,812)
Total Options Written (Premiums Received $9,575,395)					$(9,381,238)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.59% (a)(b)
CALL OPTIONS - 81.58%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $1,935.09	368	$120,334,528	$49,428,087
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $193.51	3,312	108,302,400	44,484,954
			93,913,041
PUT OPTIONS - 24.01%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,870.18	184	60,167,264	11,284,186
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,225.15	184	60,167,264	3,266,070
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $387.02	1,656	54,151,200	10,156,086
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $322.52	1,656	54,151,200	2,939,762
			27,646,104
TOTAL PURCHASED OPTIONS (Cost $149,265,728)			121,559,145
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,057		1,057
TOTAL SHORT TERM INVESTMENTS (Cost $1,057)			1,057

Total Investments (Cost $149,266,785) – 105.59%			121,560,202
Liabilities in Excess of Other Assets – (5.59)%			(6,439,019)
TOTAL NET ASSETS – 100.00%			$115,121,183

Asset Type	% of Net Assets
Purchased Options	105.59%
Short Term Investments	0.00 (b)
Total Investments	105.59
Liabilities in Excess of Other Assets	(5.59)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.18	184	$(60,167,264)	$(134,121)
SPX S&P 500® Index	1/29/2021	3,499.61	184	(60,167,264)	(1,373,375)
XSP S&P 500® Mini Index	1/29/2021	387.02	1,656	(54,151,200)	(120,695)
XSP S&P 500® Mini Index	1/29/2021	349.96	1,656	(54,151,200)	(1,236,103)
					(2,864,294)
Put Options
SPX S&P 500® Index	1/29/2021	2,741.38	184	(60,167,264)	(1,151,911)
SPX S&P 500® Index	1/29/2021	1,935.09	368	(120,334,528)	(412,117)
XSP S&P 500® Mini Index	1/29/2021	274.14	1,656	(54,151,200)	(1,036,767)
XSP S&P 500® Mini Index	1/29/2021	193.51	3,312	(108,302,400)	(370,913)
					(2,971,708)
Total Options Written (Premiums Received $3,238,792)					$(5,836,002)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.64% (a)(b)
CALL OPTIONS - 96.43%
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $1,772.50	420	$137,338,320	$63,026,046
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $177.24	420	13,734,000	6,303,019
			69,329,065
PUT OPTIONS - 15.21%
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $3,545.01	210	68,669,160	7,408,543
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $2,954.17	210	68,669,160	2,534,247
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $354.49	210	6,867,000	740,706
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $295.42	210	6,867,000	253,440
			10,936,936
TOTAL PURCHASED OPTIONS (Cost $102,147,129)			80,266,001
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,067		1,067
TOTAL SHORT TERM INVESTMENTS (Cost $1,067)			1,067

Total Investments (Cost $102,148,196) – 111.64%			80,267,068
Liabilities in Excess of Other Assets – (11.64)%			(8,372,226)
TOTAL NET ASSETS – 100.00%			$71,894,842

Asset Type	% of Net Assets
Purchased Options	111.64%
Short Term Investments	0.00 (b)
Total Investments	111.64
Liabilities in Excess of Other Assets	(11.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	2/26/2021	$3,545.01	210	$(68,669,160)	$(1,539,645)
SPX S&P 500® Index	2/26/2021	3,279.42	210	(68,669,160)	(4,313,331)
XSP S&P 500® Mini Index	2/26/2021	354.49	210	(6,867,000)	(154,048)
XSP S&P 500® Mini Index	2/26/2021	327.94	210	(6,867,000)	(431,358)
					(6,438,382)
Put Options
SPX S&P 500® Index	2/26/2021	2,511.04	210	(68,669,160)	(1,028,412)
SPX S&P 500® Index	2/26/2021	1,772.50	420	(137,338,320)	(461,229)
XSP S&P 500® Mini Index	2/26/2021	251.10	210	(6,867,000)	(102,832)
XSP S&P 500® Mini Index	2/26/2021	177.24	420	(13,734,000)	(46,114)
					(1,638,587)
Total Options Written (Premiums Received $3,614,410)					$(8,076,969)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 128.43% (a)(b)
CALL OPTIONS - 119.72%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $1,550.68	1,304	$426,402,784	$223,803,449
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $155.07	10	327,000	171,627
			223,975,076
PUT OPTIONS - 8.71%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $3,101.36	652	213,201,392	11,687,479
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $2,584.47	652	213,201,392	4,589,363
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $310.14	5	163,500	8,963
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $258.45	5	163,500	3,520
			16,289,325
TOTAL PURCHASED OPTIONS (Cost $304,831,282)			240,264,401
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$867		867
TOTAL SHORT TERM INVESTMENTS (Cost $867)			867

Total Investments (Cost $304,832,149) – 128.43%			240,265,268
Liabilities in Excess of Other Assets – (28.43)%			(53,187,306)
TOTAL NET ASSETS – 100.00%			$187,077,962

Asset Type	% of Net Assets
Purchased Options	128.43%
Short Term Investments	0.00 (b)
Total Investments	128.43
Liabilities in Excess of Other Assets	(28.43)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2021	$3,101.36	652	$(213,201,392)	$(22,063,283)
SPX S&P 500® Index	3/31/2021	2,982.48	652	(213,201,392)	(27,643,473)
XSP S&P 500® Mini Index	3/31/2021	310.14	5	(163,500)	(16,919)
XSP S&P 500® Mini Index	3/31/2021	298.25	5	(163,500)	(21,198)
					(49,744,873)
Put Options
SPX S&P 500® Index	3/31/2021	2,196.80	652	(213,201,392)	(2,137,778)
SPX S&P 500® Index	3/31/2021	1,550.68	1,304	(426,402,784)	(1,233,946)
XSP S&P 500® Mini Index	3/31/2021	219.68	5	(163,500)	(1,639)
XSP S&P 500® Mini Index	3/31/2021	155.07	10	(327,000)	(946)
					(3,374,309)
Total Options Written (Premiums Received $12,799,051)					$(53,119,182)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.48% (a)(b)
CALL OPTIONS - 98.23%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $1,746.60	384	$125,566,464	$58,603,278
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $174.66	384	12,556,800	5,860,328
			64,463,606
PUT OPTIONS - 16.25%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $3,493.20	192	62,783,232	6,952,410
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $2,911.00	192	62,783,232	2,744,861
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $349.32	192	6,278,400	695,241
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $291.10	192	6,278,400	274,486
			10,666,998
TOTAL PURCHASED OPTIONS (Cost $97,608,663)			75,130,604
	Principal
SHORT TERM INVESTMENTS - 0.01%	Amount
Money Market Deposit Account – 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$5,330		5,330
TOTAL SHORT TERM INVESTMENTS (Cost $5,330)			5,330

Total Investments (Cost $97,613,993) – 114.49%			75,135,934
Liabilities in Excess of Other Assets – (14.49)%			(9,509,620)
TOTAL NET ASSETS – 100.00%			$65,626,314

Asset Type	% of Net Assets
Purchased Options	114.48%
Short Term Investments	0.01
Total Investments	114.49
Liabilities in Excess of Other Assets	(14.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	4/30/2021	$3,493.20	192	$(62,783,232)	$(2,348,650)
SPX S&P 500® Index	4/30/2021	3,304.57	192	(62,783,232)	(4,234,690)
XSP S&P 500® Mini Index	4/30/2021	349.32	192	(6,278,400)	(234,865)
XSP S&P 500® Mini Index	4/30/2021	330.46	192	(6,278,400)	(423,434)
					(7,241,639)
Put Options
SPX S&P 500® Index	4/30/2021	2,474.35	192	(62,783,232)	(1,251,788)
SPX S&P 500® Index	4/30/2021	1,746.60	384	(125,566,464)	(629,109)
XSP S&P 500® Mini Index	4/30/2021	247.44	192	(6,278,400)	(125,190)
XSP S&P 500® Mini Index	4/30/2021	174.66	384	(12,556,800)	(62,911)
					(2,068,998)
Total Options Written (Premiums Received $3,736,415)					$(9,310,637)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.42% (a)(b)
CALL OPTIONS - 91.48%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $1,826.59	586	$191,619,656	$84,905,823
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $182.66	112	3,662,400	1,622,763
			86,528,586
PUT OPTIONS - 20.94%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,653.17	293	95,809,828	13,833,663
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,044.31	293	95,809,828	5,604,309
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $365.32	56	1,831,200	264,409
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $304.43	56	1,831,200	108,581
			19,810,962
TOTAL PURCHASED OPTIONS (Cost $129,798,055)			106,339,548
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$983		983
TOTAL SHORT TERM INVESTMENTS (Cost $983)			983

Total Investments (Cost $129,799,038) – 112.42%			106,340,531
Liabilities in Excess of Other Assets – (12.42)%			(11,752,137)
TOTAL NET ASSETS – 100.00%			$94,588,394

Asset Type	% of Net Assets
Purchased Options	112.42%
Short Term Investments	0.00 (b)
Total Investments	112.42
Liabilities in Excess of Other Assets	(12.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/28/2021	$3,653.17	293	$(95,809,828)	$(2,133,589)
SPX S&P 500® Index	5/28/2021	3,388.32	293	(95,809,828)	(5,444,332)
XSP S&P 500® Mini Index	5/28/2021	365.32	56	(1,831,200)	(40,773)
XSP S&P 500® Mini Index	5/28/2021	338.83	56	(1,831,200)	(104,062)
					(7,722,756)
Put Options
SPX S&P 500® Index	5/28/2021	2,587.66	293	(95,809,828)	(2,650,116)
SPX S&P 500® Index	5/28/2021	1,826.59	586	(191,619,656)	(1,290,161)
XSP S&P 500® Mini Index	5/28/2021	258.77	56	(1,831,200)	(50,654)
XSP S&P 500® Mini Index	5/28/2021	182.66	112	(3,662,400)	(24,659)
					(4,015,590)
Total Options Written (Premiums Received $6,795,703)					$(11,738,346)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.32% (a)(b)
CALL OPTIONS - 88.66%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $1,860.14	694	$226,935,224	$98,127,916
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $186.01	68	2,223,600	961,510
			99,089,426
PUT OPTIONS - 23.66%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,720.28	347	113,467,612	18,489,821
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,100.23	347	113,467,612	7,692,077
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $372.03	34	1,111,800	181,173
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $310.02	34	1,111,800	75,366
			26,438,437
TOTAL PURCHASED OPTIONS (Cost $123,984,570)			125,527,863
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,730		1,730
TOTAL SHORT TERM INVESTMENTS (Cost $1,730)			1,730

Total Investments (Cost $123,986,300) – 112.32%			125,529,593
Liabilities in Excess of Other Assets – (12.32)%			(13,770,747)
TOTAL NET ASSETS – 100.00%			$111,758,846

Asset Type	% of Net Assets
Purchased Options	112.32%
Short Term Investments	0.00 (b)
Total Investments	112.32
Liabilities in Excess of Other Assets	(12.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2021	$3,720.28	347	$(113,467,612)	$(2,247,340)
SPX S&P 500® Index	6/30/2021	3,458.31	347	(113,467,612)	(5,710,192)
XSP S&P 500® Mini Index	6/30/2021	372.03	34	(1,111,800)	(22,018)
XSP S&P 500® Mini Index	6/30/2021	345.83	34	(1,111,800)	(55,952)
					(8,035,502)
Put Options
SPX S&P 500® Index	6/30/2021	2,635.20	347	(113,467,612)	(3,706,262)
SPX S&P 500® Index	6/30/2021	1,860.14	694	(226,935,224)	(1,980,277)
XSP S&P 500® Mini Index	6/30/2021	263.52	34	(1,111,800)	(36,315)
XSP S&P 500® Mini Index	6/30/2021	186.01	68	(2,223,600)	(19,396)
					(5,742,250)
Total Options Written (Premiums Received $13,436,621)					$(13,777,752)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.13% (a)(b)
CALL OPTIONS - 80.21%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $1,962.76	654	$213,855,384	$86,369,883
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $196.28	108	3,531,600	1,426,251
			87,796,134
PUT OPTIONS - 30.92%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,925.51	327	106,927,692	23,278,349
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,271.26	327	106,927,692	10,005,195
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $392.55	54	1,765,800	384,408
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $327.13	54	1,765,800	172,951
			33,840,903
TOTAL PURCHASED OPTIONS (Cost $130,306,632)			121,637,037
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$838		838
TOTAL SHORT TERM INVESTMENTS (Cost $838)			838

Total Investments (Cost $130,307,470) – 111.13%			121,637,875
Liabilities in Excess of Other Assets – (11.13)%			(12,179,895)
TOTAL NET ASSETS – 100.00%			$109,457,980

Asset Type	% of Net Assets
Purchased Options	111.13%
Short Term Investments	0.00
Total Investments	111.13
Liabilities in Excess of Other Assets	(11.13)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/30/2021	$3,925.51	327	$(106,927,692)	$(1,039,360)
SPX S&P 500® Index	7/30/2021	3,626.85	327	(106,927,692)	(3,322,478)
XSP S&P 500® Mini Index	7/30/2021	392.55	54	(1,765,800)	(17,164)
XSP S&P 500® Mini Index	7/30/2021	362.68	54	(1,765,800)	(54,878)
					(4,433,880)
Put Options
SPX S&P 500® Index	7/30/2021	2,780.57	327	(106,927,692)	(4,894,185)
SPX S&P 500® Index	7/30/2021	1,962.76	654	(213,855,384)	(2,649,411)
XSP S&P 500® Mini Index	7/30/2021	278.06	54	(1,765,800)	(82,862)
XSP S&P 500® Mini Index	7/30/2021	196.28	108	(3,531,600)	(54,727)
					(7,681,185)
Total Options Written (Premiums Received $10,534,218)					$(12,115,065)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.77% (a)(b)
CALL OPTIONS - 69.84%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $2,099.96	1,644	$537,581,424	$195,745,269
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $210.00	416	13,603,200	4,953,014
			200,698,283
PUT OPTIONS - 40.93%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $4,199.93	822	268,790,712	80,158,346
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $3,499.94	822	268,790,712	34,577,917
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $419.99	208	6,801,600	2,028,278
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $349.99	208	6,801,600	874,921
			117,639,462
TOTAL PURCHASED OPTIONS (Cost $328,420,631)			318,337,745
	Principal
SHORT TERM INVESTMENTS - 0.01%	Amount
Money Market Deposit Account – 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$39,236		39,236
TOTAL SHORT TERM INVESTMENTS (Cost $39,236)			39,236

Total Investments (Cost $328,459,867) – 110.78%			318,376,981
Liabilities in Excess of Other Assets – (10.78)%			(30,989,046)
TOTAL NET ASSETS – 100.00%			$287,387,935

Asset Type	% of Net Assets
Purchased Options	110.77%
Short Term Investments	0.01
Total Investments	110.78
Liabilities in Excess of Other Assets	(10.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2021	$4,199.93	822	$(268,790,712)	$(1,290,068)
SPX S&P 500® Index	8/31/2021	3,911.18	822	(268,790,712)	(3,293,507)
XSP S&P 500® Mini Index	8/31/2021	419.99	208	(6,801,600)	(13,053)
XSP S&P 500® Mini Index	8/31/2021	391.12	208	(6,801,600)	(83,332)
					(4,679,960)
Put Options
SPX S&P 500® Index	8/31/2021	2,974.95	822	(268,790,712)	(17,314,426)
SPX S&P 500® Index	8/31/2021	2,099.96	1,644	(537,581,424)	(8,300,787)
XSP S&P 500® Mini Index	8/31/2021	297.49	208	(6,801,600)	(438,095)
XSP S&P 500® Mini Index	8/31/2021	210.00	416	(13,603,200)	(210,058)
					(26,263,366)
Total Options Written (Premiums Received $34,540,734)					$(30,943,326)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.93% (a)(b)
CALL OPTIONS - 76.21%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $2,017.74	1,130	$369,505,480	$143,045,563
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $201.77	136	4,447,200	1,721,659
			144,767,222
PUT OPTIONS - 35.72%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $4,035.48	565	184,752,740	46,442,534
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $3,362.90	565	184,752,740	20,618,148
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $403.55	68	2,223,600	558,966
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $336.29	68	2,223,600	248,148
			67,867,796
TOTAL PURCHASED OPTIONS (Cost $216,092,992)			212,635,018

Total Investments (Cost $216,092,992) - 111.93%			212,635,018
Liabilities in Excess of Other Assets - (11.93)%			(22,668,477)
TOTAL NET ASSETS - 100.00%			$189,966,541

Asset Type	% of Net Assets
Purchased Options	111.93%
Total Investments	111.93
Liabilities in Excess of Other Assets	(11.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2021	$4,035.48	565	$(184,752,740)	$(2,228,835)
SPX S&P 500® Index	9/30/2021	3,768.80	565	(184,752,740)	(4,333,004)
XSP S&P 500® Mini Index	9/30/2021	403.55	68	(2,223,600)	(26,825)
XSP S&P 500® Mini Index	9/30/2021	376.88	68	(2,223,600)	(52,150)
					(6,640,814)
Put Options
SPX S&P 500® Index	9/30/2021	2,858.47	565	(184,752,740)	(10,590,221)
SPX S&P 500® Index	9/30/2021	2,017.74	1,130	(369,505,480)	(5,223,938)
XSP S&P 500® Mini Index	9/30/2021	285.85	68	(2,223,600)	(127,463)
XSP S&P 500® Mini Index	9/30/2021	201.77	136	(4,447,200)	(62,867)
					(16,004,489)
Total Options Written (Premiums Received $23,552,752)					$(22,645,303)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.05% (a)(b)
CALL OPTIONS - 79.76%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $1,962.10	230	$75,209,080	$30,010,400
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $196.21	36	1,177,200	469,728
			30,480,128
PUT OPTIONS - 33.29%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,924.20	115	37,604,540	8,548,180
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,270.17	115	37,604,540	3,979,230
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $392.42	18	588,600	133,794
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $327.02	18	588,600	62,280
			12,723,484
TOTAL PURCHASED OPTIONS (Cost $43,205,613)			43,203,612

Total Investments (Cost $43,205,613) - 113.05%			43,203,612
Liabilities in Excess of Other Assets - (13.05)%			(4,986,397)
TOTAL NET ASSETS - 100.00%			$38,217,215

Asset Type	% of Net Assets
Purchased Options	113.05%
Total Investments	113.05
Liabilities in Excess of Other Assets	(13.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/29/2021	$3,924.20	115	$(37,604,540)	$(587,880)
SPX S&P 500® Index	10/29/2021	3,684.83	115	(37,604,540)	(1,272,015)
XSP S&P 500® Mini Index	10/29/2021	392.42	18	(588,600)	(9,198)
XSP S&P 500® Mini Index	10/29/2021	368.48	18	(588,600)	(19,908)
					(1,889,001)
Put Options
SPX S&P 500® Index	10/29/2021	2,779.64	115	(37,604,540)	(2,065,860)
SPX S&P 500® Index	10/29/2021	1,962.10	230	(75,209,080)	(1,004,870)
XSP S&P 500® Mini Index	10/29/2021	277.96	18	(588,600)	(32,328)
XSP S&P 500® Mini Index	10/29/2021	196.21	36	(1,177,200)	(15,732)
					(3,118,790)
Total Options Written (Premiums Received $5,005,290)					$(5,007,791)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.62% (a)(b)
CALL OPTIONS - 84.62%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.92	380	$124,258,480	$52,475,720
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.49	190	6,213,000	2,623,900
			55,099,620
PUT OPTIONS - 18.00%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.84	190	62,129,240	9,614,950
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,141.53	190	62,129,240	1,543,750
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $376.98	95	3,106,500	480,700
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $314.15	95	3,106,500	77,140
			11,716,540
TOTAL PURCHASED OPTIONS (Cost $82,163,023)			66,816,160
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,477		1,477
TOTAL SHORT TERM INVESTMENTS (Cost $1,477)			1,477

Total Investments (Cost $82,164,500) – 102.62%			66,817,637
Liabilities in Excess of Other Assets – (2.62)%			(1,706,201)
TOTAL NET ASSETS – 100.00%			$65,111,436

Asset Type	% of Net Assets
Purchased Options	102.62%
Short Term Investments	0.00 (b)
Total Investments	102.62
Liabilities in Excess of Other Assets	(2.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.84	190	$(62,129,240)	$(25,650)
SPX S&P 500® Index	11/30/2020	3,412.80	190	(62,129,240)	(915,800)
XSP S&P 500® Mini Index	11/30/2020	376.98	95	(3,106,500)	(1,235)
XSP S&P 500® Mini Index	11/30/2020	341.28	95	(3,106,500)	(45,790)
					(988,475)
Put Options
SPX S&P 500® Index	11/30/2020	2,670.30	190	(62,129,240)	(274,170)
SPX S&P 500® Index	11/30/2020	1,884.92	380	(124,258,480)	(65,740)
XSP S&P 500® Mini Index	11/30/2020	267.03	95	(3,106,500)	(13,775)
XSP S&P 500® Mini Index	11/30/2020	188.49	190	(6,213,000)	(3,420)
					(357,105)
Total Options Written (Premiums Received $1,448,315)					$(1,345,580)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.56% (a)(b)
CALL OPTIONS - 80.91%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.17	662	$216,471,352	$88,547,890
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.83	156	5,101,200	2,086,428
			90,634,318
PUT OPTIONS - 21.65%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.33	331	108,235,676	20,313,970
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,068.75	331	108,235,676	3,385,222
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.65	78	2,550,600	478,829
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $306.87	78	2,550,600	79,762
			24,257,783
TOTAL PURCHASED OPTIONS (Cost $148,892,108)			114,892,101
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,982		1,982
TOTAL SHORT TERM INVESTMENTS (Cost $1,982)			1,982

Total Investments (Cost $148,894,090) – 102.56%			114,894,083
Liabilities in Excess of Other Assets – (2.56)%			(2,870,817)
TOTAL NET ASSETS – 100.00%			$112,023,266

Asset Type	% of Net Assets
Purchased Options	102.56%
Short Term Investments	0.00 (b)
Total Investments	102.56
Liabilities in Excess of Other Assets	(2.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.33	331	$(108,235,676)	$(104,320)
SPX S&P 500® Index	12/31/2020	3,478.99	331	(108,235,676)	(1,971,234)
XSP S&P 500® Mini Index	12/31/2020	387.65	78	(2,550,600)	(2,456)
XSP S&P 500® Mini Index	12/31/2020	347.90	78	(2,550,600)	(46,449)
					(2,124,459)
Put Options
SPX S&P 500® Index	12/31/2020	2,099.67	331	(108,235,676)	(296,040)
SPX S&P 500® Index	12/31/2020	1,938.17	662	(216,471,352)	(419,060)
XSP S&P 500® Mini Index	12/31/2020	209.97	78	(2,550,600)	(6,977)
XSP S&P 500® Mini Index	12/31/2020	193.83	156	(5,101,200)	(9,878)
					(731,955)
Total Options Written (Premiums Received $1,289,157)					$(2,856,414)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.58% (a)(b)
CALL OPTIONS - 81.97%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $1,935.10	102	$33,353,592	$13,700,077
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $193.52	918	30,018,600	12,329,172
			26,029,249
PUT OPTIONS - 22.61%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,870.20	51	16,676,796	3,127,780
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,063.89	51	16,676,796	651,267
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $387.04	459	15,009,300	2,815,883
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $306.39	459	15,009,300	586,152
			7,181,082
TOTAL PURCHASED OPTIONS (Cost $45,933,113)			33,210,331
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,020		1,020
TOTAL SHORT TERM INVESTMENTS (Cost $1,020)			1,020

Total Investments (Cost $45,934,133) – 104.58%			33,211,351
Liabilities in Excess of Other Assets – (4.58)%			(1,454,408)
TOTAL NET ASSETS – 100.00%			$31,756,943

Asset Type	% of Net Assets
Purchased Options	104.58%
Short Term Investments	0.00 (b)
Total Investments	104.58
Liabilities in Excess of Other Assets	(4.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.20	51	$(16,676,796)	$(37,171)
SPX S&P 500® Index	1/29/2021	3,469.94	51	(16,676,796)	(443,396)
XSP S&P 500® Mini Index	1/29/2021	387.04	459	(15,009,300)	(33,417)
XSP S&P 500® Mini Index	1/29/2021	346.99	459	(15,009,300)	(399,134)
					(913,118)
Put Options
SPX S&P 500® Index	1/29/2021	2,096.35	51	(16,676,796)	(78,972)
SPX S&P 500® Index	1/29/2021	1,935.10	102	(33,353,592)	(114,230)
XSP S&P 500® Mini Index	1/29/2021	209.63	459	(15,009,300)	(71,067)
XSP S&P 500® Mini Index	1/29/2021	193.52	918	(30,018,600)	(102,829)
					(367,098)
Total Options Written (Premiums Received $481,486)					$(1,280,216)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.56% (a)(b)
CALL OPTIONS - 98.08%
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $1,772.51	168	$54,935,328	$25,210,253
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $177.26	168	5,493,600	2,520,876
			27,731,129
PUT OPTIONS - 14.48%
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $3,545.02	84	27,467,664	2,963,471
SPX S&P 500® Index, Expires 2/26/2021, Strike Price $2,806.46	84	27,467,664	757,751
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $354.52	84	2,746,800	296,444
XSP S&P 500® Mini Index, Expires 2/26/2021, Strike Price $280.65	84	2,746,800	75,781
			4,093,447
TOTAL PURCHASED OPTIONS (Cost $46,238,082)			31,824,576
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,025		1,025
TOTAL SHORT TERM INVESTMENTS (Cost $1,025)			1,025

Total Investments (Cost $46,239,107) – 112.56%			31,825,601
Liabilities in Excess of Other Assets – (12.56)%			(3,551,019)
TOTAL NET ASSETS – 100.00%			$28,274,582

Asset Type	% of Net Assets
Purchased Options	112.56%
Short Term Investments	0.00 (b)
Total Investments	112.56
Liabilities in Excess of Other Assets	(12.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	2/26/2021	$3,545.02	84	$(27,467,664)	$(615,827)
SPX S&P 500® Index	2/26/2021	3,189.32	84	(27,467,664)	(2,199,888)
XSP S&P 500® Mini Index	2/26/2021	354.52	84	(2,746,800)	(61,528)
XSP S&P 500® Mini Index	2/26/2021	318.93	84	(2,746,800)	(220,000)
					(3,097,243)
Put Options
SPX S&P 500® Index	2/26/2021	1,920.21	84	(27,467,664)	(123,806)
SPX S&P 500® Index	2/26/2021	1,772.51	168	(54,935,328)	(184,495)
XSP S&P 500® Mini Index	2/26/2021	192.02	84	(2,746,800)	(12,380)
XSP S&P 500® Mini Index	2/26/2021	177.26	168	(5,493,600)	(18,453)
					(339,134)
Total Options Written (Premiums Received $639,074)					$(3,436,377)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 132.79% (a)(b)
CALL OPTIONS - 124.32%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $1,550.69	220	$71,939,120	$37,758,035
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $155.08	16	523,200	274,587
			38,032,622
PUT OPTIONS - 8.47%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $3,101.38	110	35,969,560	1,971,880
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $2,455.25	110	35,969,560	601,655
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $310.16	8	261,600	14,346
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $245.52	8	261,600	4,375
			2,592,256
TOTAL PURCHASED OPTIONS (Cost $43,738,863)			40,624,878
	Principal
SHORT TERM INVESTMENTS - 0.01%	Amount
Money Market Deposit Account – 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$3,367		3,367
TOTAL SHORT TERM INVESTMENTS (Cost $3,367)			3,367

Total Investments (Cost $43,742,230) – 132.80%			40,628,245
Liabilities in Excess of Other Assets – (32.80)%			(10,034,707)
TOTAL NET ASSETS – 100.00%			$30,593,538

Asset Type	% of Net Assets
Purchased Options	132.79%
Short Term Investments	0.01
Total Investments	132.80
Liabilities in Excess of Other Assets	(32.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2021	$3,101.38	110	$(35,969,560)	$(3,722,182)
SPX S&P 500® Index	3/31/2021	2,837.75	110	(35,969,560)	(5,888,424)
XSP S&P 500® Mini Index	3/31/2021	310.16	8	(261,600)	(27,058)
XSP S&P 500® Mini Index	3/31/2021	283.77	8	(261,600)	(42,828)
					(9,680,492)
Put Options
SPX S&P 500® Index	3/31/2021	1,679.91	110	(35,969,560)	(132,740)
SPX S&P 500® Index	3/31/2021	1,550.69	220	(71,939,120)	(208,185)
XSP S&P 500® Mini Index	3/31/2021	167.99	8	(261,600)	(965)
XSP S&P 500® Mini Index	3/31/2021	155.08	16	(523,200)	(1,515)
					(343,405)
Total Options Written (Premiums Received $3,333,554)					$(10,023,897)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.34% (a)(b)
CALL OPTIONS - 100.71%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $1,746.61	64	$20,927,744	$9,767,150
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $174.67	64	2,092,800	976,658
			10,743,808
PUT OPTIONS - 15.63%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $3,493.22	32	10,463,872	1,158,756
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $2,765.45	32	10,463,872	357,573
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $349.34	32	1,046,400	115,883
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $276.55	32	1,046,400	35,760
			1,667,972
TOTAL PURCHASED OPTIONS (Cost $15,769,483)			12,411,780
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$3		3
TOTAL SHORT TERM INVESTMENTS (Cost $3)			3

Total Investments (Cost $15,769,486) - 116.34%			12,411,783
Liabilities in Excess of Other Assets - (16.34)%			(1,743,161)
TOTAL NET ASSETS - 100.00%			$10,668,622

Asset Type	% of Net Assets
Purchased Options	116.34%
Short Term Investments	0.00 (b)
Total Investments	116.34
Liabilities in Excess of Other Assets	(16.34)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	4/30/2021	$3,493.22	32	$(10,463,872)	$(391,413)
SPX S&P 500® Index	4/30/2021	3,160.47	32	(10,463,872)	(993,305)
XSP S&P 500® Mini Index	4/30/2021	349.34	32	(1,046,400)	(39,116)
XSP S&P 500® Mini Index	4/30/2021	316.05	32	(1,046,400)	(99,324)
					(1,523,158)
Put Options
SPX S&P 500® Index	4/30/2021	1,892.15	32	(10,463,872)	(62,867)
SPX S&P 500® Index	4/30/2021	1,746.61	64	(20,927,744)	(104,853)
XSP S&P 500® Mini Index	4/30/2021	189.22	32	(1,046,400)	(6,287)
XSP S&P 500® Mini Index	4/30/2021	174.67	64	(2,092,800)	(10,487)
					(184,494)
Total Options Written (Premiums Received $798,605)					$(1,707,652)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.01% (a)(b)
CALL OPTIONS - 93.02%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $1,826.60	94	$30,737,624	$13,619,616
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $182.67	22	719,400	318,736
			13,938,352
PUT OPTIONS - 19.99%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,653.19	47	15,368,812	2,219,116
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $2,892.09	47	15,368,812	707,548
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $365.34	11	359,700	51,952
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $289.21	11	359,700	16,560
			2,995,176
TOTAL PURCHASED OPTIONS (Cost $16,395,622)			16,933,528
	Principal
SHORT TERM INVESTMENTS - 0.01%	Amount
Money Market Deposit Account – 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$1,870		1,870
TOTAL SHORT TERM INVESTMENTS (Cost $1,870)			1,870

Total Investments (Cost $16,397,492) – 113.02%			16,935,398
Liabilities in Excess of Other Assets – (13.02)%			(1,951,415)
TOTAL NET ASSETS – 100.00%			$14,983,983

Asset Type	% of Net Assets
Purchased Options	113.01%
Short Term Investments	0.01
Total Investments	113.02
Liabilities in Excess of Other Assets	(13.02)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/28/2021	$3,653.19	47	$(15,368,812)	$(342,219)
SPX S&P 500® Index	5/28/2021	3,265.02	47	(15,368,812)	(1,203,692)
XSP S&P 500® Mini Index	5/28/2021	365.34	11	(359,700)	(8,002)
XSP S&P 500® Mini Index	5/28/2021	326.50	11	(359,700)	(28,173)
					(1,582,086)
Put Options
SPX S&P 500® Index	5/28/2021	1,978.80	47	(15,368,812)	(135,821)
SPX S&P 500® Index	5/28/2021	1,826.60	94	(30,737,624)	(206,959)
XSP S&P 500® Mini Index	5/28/2021	197.88	11	(359,700)	(2,752)
XSP S&P 500® Mini Index	5/28/2021	182.67	22	(719,400)	(4,845)
					(350,377)
Total Options Written (Premiums Received $1,506,371)					$(1,932,463)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.83% (a)(b)
CALL OPTIONS - 90.23%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $1,860.15	244	$79,787,024	$34,500,074
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $186.02	86	2,812,200	1,215,945
			35,716,019
PUT OPTIONS - 22.60%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,720.30	122	39,893,512	6,500,927
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $2,945.22	122	39,893,512	2,140,927
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $372.05	43	1,406,100	229,195
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $294.52	43	1,406,100	75,457
			8,946,506
TOTAL PURCHASED OPTIONS (Cost $43,661,709)			44,662,525
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$729		729
TOTAL SHORT TERM INVESTMENTS (Cost $729)			729

Total Investments (Cost $43,662,438) – 112.83%			44,663,254
Liabilities in Excess of Other Assets – (12.83)%			(5,079,776)
TOTAL NET ASSETS – 100.00%			$39,583,478

Asset Type	% of Net Assets
Purchased Options	112.83%
Short Term Investments	0.00 (b)
Total Investments	112.83
Liabilities in Excess of Other Assets	(12.83)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2021	$3,720.30	122	$(39,893,512)	$(790,068)
SPX S&P 500® Index	6/30/2021	3,318.18	122	(39,893,512)	(2,922,594)
XSP S&P 500® Mini Index	6/30/2021	372.05	43	(1,406,100)	(27,824)
XSP S&P 500® Mini Index	6/30/2021	331.82	43	(1,406,100)	(103,005)
					(3,843,491)
Put Options
SPX S&P 500® Index	6/30/2021	2,015.15	122	(39,893,512)	(490,380)
SPX S&P 500® Index	6/30/2021	1,860.15	244	(79,787,024)	(696,299)
XSP S&P 500® Mini Index	6/30/2021	201.51	43	(1,406,100)	(17,284)
XSP S&P 500® Mini Index	6/30/2021	186.02	86	(2,812,200)	(24,553)
					(1,228,516)
Total Options Written (Premiums Received $4,244,391)					$(5,072,007)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.52% (a)(b)
CALL OPTIONS - 80.66%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $1,962.77	270	$88,288,920	$35,657,039
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $196.29	90	2,943,000	1,188,458
			36,845,497
PUT OPTIONS - 28.86%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,925.53	135	44,144,460	9,610,568
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,107.70	135	44,144,460	3,145,498
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $392.57	45	1,471,500	320,420
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $310.77	45	1,471,500	104,850
			13,181,336
TOTAL PURCHASED OPTIONS (Cost $51,280,135)			50,026,833

Total Investments (Cost $51,280,135) - 109.52%			50,026,833
Liabilities in Excess of Other Assets - (9.52)%			(4,348,216)
TOTAL NET ASSETS - 100.00%			$45,678,617

Asset Type	% of Net Assets
Purchased Options	109.52%
Total Investments	109.52
Liabilities in Excess of Other Assets	(9.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/30/2021	$3,925.53	135	$(44,144,460)	$(429,053)
SPX S&P 500® Index	7/30/2021	3,505.16	135	(44,144,460)	(2,057,824)
XSP S&P 500® Mini Index	7/30/2021	392.57	45	(1,471,500)	(14,290)
XSP S&P 500® Mini Index	7/30/2021	350.52	45	(1,471,500)	(68,586)
					(2,569,753)
Put Options
SPX S&P 500® Index	7/30/2021	2,126.32	135	(44,144,460)	(629,717)
SPX S&P 500® Index	7/30/2021	1,962.77	270	(88,288,920)	(1,093,801)
XSP S&P 500® Mini Index	7/30/2021	212.63	45	(1,471,500)	(20,990)
XSP S&P 500® Mini Index	7/30/2021	196.29	90	(2,943,000)	(45,599)
					(1,790,107)
Total Options Written (Premiums Received $4,589,356)					$(4,359,860)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.28% (a)(b)
CALL OPTIONS - 69.15%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $2,099.97	354	$115,756,584	$42,149,208
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $210.01	248	8,109,600	2,952,533
			45,101,741
PUT OPTIONS - 38.13%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $4,199.95	177	57,878,292	17,260,712
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $3,324.94	177	57,878,292	5,980,630
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $420.01	124	4,054,800	1,209,403
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $332.49	124	4,054,800	418,961
			24,869,706
TOTAL PURCHASED OPTIONS (Cost $71,978,876)			69,971,447

Total Investments (Cost $71,978,876) - 107.28%			69,971,447
Liabilities in Excess of Other Assets - (7.28)%			(4,750,472)
TOTAL NET ASSETS - 100.00%			$65,220,975

Asset Type	% of Net Assets
Purchased Options	107.28%
Total Investments	107.28
Liabilities in Excess of Other Assets	(7.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2021	$4,199.95	177	$(57,878,292)	$(277,769)
SPX S&P 500® Index	8/31/2021	3,784.14	177	(57,878,292)	(1,160,681)
XSP S&P 500® Mini Index	8/31/2021	420.01	124	(4,054,800)	(7,770)
XSP S&P 500® Mini Index	8/31/2021	378.41	124	(4,054,800)	(81,326)
					(1,527,546)
Put Options
SPX S&P 500® Index	8/31/2021	2,274.96	177	(57,878,292)	(1,213,354)
SPX S&P 500® Index	8/31/2021	2,099.97	354	(115,756,584)	(1,787,425)
XSP S&P 500® Mini Index	8/31/2021	227.50	124	(4,054,800)	(85,009)
XSP S&P 500® Mini Index	8/31/2021	210.01	248	(8,109,600)	(125,247)
					(3,211,035)
Total Options Written (Premiums Received $6,015,237)					$(4,738,581)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.52% (a)(b)
CALL OPTIONS - 75.97%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $2,017.75	624	$204,045,504	$78,990,976
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $201.78	84	2,746,800	1,063,303
			80,054,279
PUT OPTIONS - 33.55%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $4,035.50	312	102,022,752	25,646,702
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $3,194.76	312	102,022,752	9,235,938
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $403.57	42	1,373,400	345,319
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $319.48	42	1,373,400	124,331
			35,352,290
TOTAL PURCHASED OPTIONS (Cost $117,384,042)			115,406,569

Total Investments (Cost $117,384,042) - 109.52%			115,406,569
Liabilities in Excess of Other Assets - (9.52)%			(10,030,760)
TOTAL NET ASSETS - 100.00%			$105,375,809

Asset Type	% of Net Assets
Purchased Options	109.52%
Total Investments	109.52
Liabilities in Excess of Other Assets	(9.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2021	$4,035.50	312	$(102,022,752)	$(1,230,790)
SPX S&P 500® Index	9/30/2021	3,635.97	312	(102,022,752)	(3,786,634)
XSP S&P 500® Mini Index	9/30/2021	403.57	42	(1,373,400)	(16,568)
XSP S&P 500® Mini Index	9/30/2021	363.60	42	(1,373,400)	(50,969)
					(5,084,961)
Put Options
SPX S&P 500® Index	9/30/2021	2,185.89	312	(102,022,752)	(1,981,683)
SPX S&P 500® Index	9/30/2021	2,017.75	624	(204,045,504)	(2,884,781)
XSP S&P 500® Mini Index	9/30/2021	218.59	42	(1,373,400)	(26,677)
XSP S&P 500® Mini Index	9/30/2021	201.78	84	(2,746,800)	(38,837)
					(4,931,978)
Total Options Written (Premiums Received $11,016,354)					$(10,016,939)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.34% (a)(b)
CALL OPTIONS - 80.09%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $1,962.11	52	$17,003,792	$6,812,832
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $196.22	22	719,400	288,222
			7,101,054
PUT OPTIONS - 31.25%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,924.22	26	8,501,896	1,927,588
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,106.66	26	8,501,896	731,276
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $392.44	11	359,700	81,554
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $310.67	11	359,700	30,943
			2,771,361
TOTAL PURCHASED OPTIONS (Cost $9,872,915)			9,872,415
	Principal
SHORT TERM INVESTMENTS - 0.01%	Amount
Money Market Deposit Account – 0.01%
U.S. Bank Money Market Deposit Account, 0.03% (c)	$1,106		1,106
TOTAL SHORT TERM INVESTMENTS (Cost $1,106)			1,106

Total Investments (Cost $9,874,021) – 111.35%			9,873,521
Liabilities in Excess of Other Assets – (11.35)%			(1,006,722)
TOTAL NET ASSETS – 100.00%			$8,866,799

Asset Type	% of Net Assets
Purchased Options	111.34%
Short Term Investments	0.01
Total Investments	111.35
Liabilities in Excess of Other Assets	(11.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/29/2021	$3,924.22	26	$(8,501,896)	$(133,302)
SPX S&P 500® Index	10/29/2021	3,538.32	26	(8,501,896)	(429,130)
XSP S&P 500® Mini Index	10/29/2021	392.44	11	(359,700)	(5,632)
XSP S&P 500® Mini Index	10/29/2021	353.83	11	(359,700)	(18,172)
					(586,236)
Put Options
SPX S&P 500® Index	10/29/2021	2,125.61	26	(8,501,896)	(163,020)
SPX S&P 500® Index	10/29/2021	1,962.11	52	(17,003,792)	(243,828)
XSP S&P 500® Mini Index	10/29/2021	212.56	11	(359,700)	(6,897)
XSP S&P 500® Mini Index	10/29/2021	196.22	22	(719,400)	(10,318)
					(424,063)
Total Options Written (Premiums Received $1,009,674)					$(1,010,299)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Schedule of Investments

October 31, 2020

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.01% (a)(b)
CALL OPTIONS - 86.03%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.93	140	$45,779,440	$19,463,468
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.48	70	2,289,000	973,264
			20,436,732
PUT OPTIONS - 16.98%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.86	70	22,889,720	3,522,013
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $2,984.45	70	22,889,720	318,160
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $377.01	35	1,144,500	176,184
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $298.45	35	1,144,500	15,911
			4,032,268
TOTAL PURCHASED OPTIONS (Cost $35,123,421)			24,469,000
	Principal
SHORT TERM INVESTMENTS - 0.00% (c)	Amount
Money Market Deposit Account – 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.03% (d)	$1,013		1,013
TOTAL SHORT TERM INVESTMENTS (Cost $1,013)			1,013

Total Investments (Cost $35,124,434) – 103.01%			24,470,013
Liabilities in Excess of Other Assets – (3.01)%			(714,325)
TOTAL NET ASSETS – 100.00%			$23,755,688

Asset Type	% of Net Assets
Purchased Options	103.01%
Short Term Investments	0.00
Total Investments	103.01
Liabilities in Excess of Other Assets	(3.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2020

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.86	70	$(22,889,720)	$(11,736)
SPX S&P 500® Index	11/30/2020	3,372.72	70	(22,889,720)	(492,670)
XSP S&P 500® Mini Index	11/30/2020	377.01	35	(1,144,500)	(586)
XSP S&P 500® Mini Index	11/30/2020	337.27	35	(1,144,500)	(24,637)
					(529,629)
Put Options
SPX S&P 500® Index	11/30/2020	2,041.99	70	(22,889,720)	(19,846)
SPX S&P 500® Index	11/30/2020	1,884.93	140	(45,779,440)	(24,354)
XSP S&P 500® Mini Index	11/30/2020	204.20	35	(1,144,500)	(992)
XSP S&P 500® Mini Index	11/30/2020	188.48	70	(2,289,000)	(1,218)
					(46,410)
Total Options Written (Premiums Received $198,013)					$(576,039)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - February	Innovator S&P 500® Buffer ETF - March	Innovator S&P 500® Buffer ETF - April
Assets:
Investments, at value (a)	$129,552,668	$38,979,390	$25,991,601	$86,164,467
ETF variable fee receivable	3,001	-	-	-
Receivable for investments sold	15,311,068	-	-	-
Deposit at broker for options	103,326	-	-	-
Total Assets	144,970,063	38,979,390	25,991,601	86,164,467

Liabilities:
Payable for fund shares redeemed	14,883,900	-	-	-
Payable to Adviser	101,174	25,814	18,618	52,155
Payable for investments purchased	446,322	-	-	-
Broker interest payable	2,135	115	58	14
Due to broker for options	-	178,556	82,153	7,207
Options written, at value (b)	3,769,360	1,767,340	2,155,562	16,496,275
Total Liabilities	19,202,891	1,971,825	2,256,391	16,555,651
Net Assets	$125,767,172	$37,007,565	$23,735,210	$69,608,816

Net Assets Consist of:
Capital stock	$136,193,020	$37,144,222	$23,735,210	$69,608,816
Total distributable earnings/(accumulated deficit)	(10,425,848)	(136,657)	-	-
Net Assets	$125,767,172	$37,007,565	$23,735,210	$69,608,816

Net Asset Value:
Net assets	$125,767,172	$37,007,565	$23,735,210	$69,608,816
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	4,225,000	1,475,000	850,000	2,450,000
Net asset value price per share	$29.77	$25.09	$27.92	$28.41

(a) Cost of investments	$138,568,224	$44,315,304	$32,592,034	$108,093,932
(b) Premiums received	4,810,318	1,244,757	968,326	4,203,136

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Buffer ETF - May	Innovator S&P 500® Buffer ETF - June	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - August
Assets:
Investments, at value (a)	$17,999,746	$35,720,325	$75,487,794	$53,391,501
Deposit at broker for options	-	-	25,771	-
Total Assets	17,999,746	35,720,325	75,513,565	53,391,501

Liabilities:
Payable to Adviser	11,286	24,006	44,606	33,814
Broker interest payable	24	7	12	11
Due to broker for options	39,880	4,233	-	15,705
Options written, at value (b)	1,893,925	3,520,188	7,713,897	5,242,821
Total Liabilities	1,945,115	3,548,434	7,758,515	5,292,351
Net Assets	$16,054,631	$32,171,891	$67,755,050	$48,099,150

Net Assets Consist of:
Capital stock	$16,054,631	$32,171,891	$67,755,050	$48,099,150
Total distributable earnings/(accumulated deficit)	-	-	-	-
Net Assets	$16,054,631	$32,171,891	$67,755,050	$48,099,150

Net Asset Value:
Net assets	$16,054,631	$32,171,891	$67,755,050	$48,099,150
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	575,000	1,100,000	2,425,000	1,750,000
Net asset value price per share	$27.92	$29.25	$27.94	$27.49

(a) Cost of investments	$23,069,121	$42,270,353	$74,246,996	$57,271,541
(b) Premiums received	764,903	2,162,546	8,155,854	4,425,602

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Buffer ETF - September	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Buffer ETF - November	Innovator S&P 500® Buffer ETF - December
Assets:
Investments, at value (a)	$87,478,835	$83,003,096	$17,017,020	$25,433,042
ETF variable fee receivable	1,325	1,030	-	-
Receivable for investments sold	-	-	17,111,898	-
Deposit at broker for options	49,623	45,960	-	-
Total Assets	87,529,783	83,050,086	34,128,918	25,433,042

Liabilities:
Payable to Adviser	48,562	49,109	11,419	18,848
Payable for investments purchased	-	-	17,016,834	-
Broker interest payable	576	281	49	81
Due to broker for options	-	-	71,710	113,638
Options written, at value (b)	9,588,809	9,387,766	2,005,981	342,094
Total Liabilities	9,637,947	9,437,156	19,105,993	474,661
Net Assets	$77,891,836	$73,612,930	$15,022,923	$24,958,381

Net Assets Consist of:
Capital stock	$79,284,915	$73,612,930	$15,022,923	$24,958,381
Total distributable earnings/(accumulated deficit)	(1,393,079)	-	-	-
Net Assets	$77,891,836	$73,612,930	$15,022,923	$24,958,381

Net Asset Value:
Net assets	$77,891,836	$73,612,930	$15,022,923	$24,958,381
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	2,950,000	2,700,000	550,000	900,000
Net asset value price per share	$26.40	$27.26	$27.31	$27.73

(a) Cost of investments	$92,879,395	$85,872,341	$17,017,869	$30,833,450
(b) Premiums received	8,236,553	8,482,711	2,004,920	304,870

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - February	Innovator S&P 500® Power Buffer ETF - March	Innovator S&P 500® Power Buffer ETF - April
Assets:
Investments, at value (a)	$298,091,995	$121,560,202	$80,267,068	$240,265,268
Deposit at broker for options	85,767	-	-	67,880
Total Assets	298,177,762	121,560,202	80,267,068	240,333,148

Liabilities:
Payable to Adviser	199,796	85,981	53,897	135,960
Broker interest payable	81	342	163	44
Due to broker for options	-	516,694	241,197	-
Options written, at value (b)	9,381,238	5,836,002	8,076,969	53,119,182
Total Liabilities	9,581,115	6,439,019	8,372,226	53,255,186
Net Assets	$288,596,647	$115,121,183	$71,894,842	$187,077,962

Net Assets Consist of:
Capital stock	$288,596,647	$115,121,183	$71,894,842	$187,077,962
Total distributable earnings/(accumulated deficit)	-	-	-	-
Net Assets	$288,596,647	$115,121,183	$71,894,842	$187,077,962

Net Asset Value:
Net assets	$288,596,647	$115,121,183	$71,894,842	$187,077,962
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	9,925,000	4,600,000	2,625,000	7,050,000
Net asset value price per share	$29.08	$25.03	$27.39	$26.54

(a) Cost of investments	$334,020,644	$149,266,785	$102,148,196	$304,832,149
(b) Premiums received	9,575,395	3,238,792	3,614,410	12,799,051

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Power Buffer ETF - May	Innovator S&P 500® Power Buffer ETF - June	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - August
Assets:
Investments, at value (a)	$75,135,934	$106,340,531	$125,529,593	$121,637,875
Deposit at broker for options	-	53,410	84,455	11,715
Total Assets	75,135,934	106,393,941	125,614,048	121,649,590

Liabilities:
Payable to Adviser	46,254	67,182	77,420	76,529
Broker interest payable	95	19	30	16
Due to broker for options	152,634	-	-	-
Options written, at value (b)	9,310,637	11,738,346	13,777,752	12,115,065
Total Liabilities	9,509,620	11,805,547	13,855,202	12,191,610
Net Assets	$65,626,314	$94,588,394	$111,758,846	$109,457,980

Net Assets Consist of:
Capital stock	$65,626,314	$94,588,394	$111,758,846	$109,457,980
Total distributable earnings/(accumulated deficit)	-	-	-	-
Net Assets	$65,626,314	$94,588,394	$111,758,846	$109,457,980

Net Asset Value:
Net assets	$65,626,314	$94,588,394	$111,758,846	$109,457,980
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	2,400,000	3,275,000	4,075,000	4,075,000
Net asset value price per share	$27.34	$28.88	$27.43	$26.86

(a) Cost of investments	$97,613,993	$129,799,038	$123,986,300	$130,307,470
(b) Premiums received	3,736,415	6,795,703	13,436,621	10,534,218

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Power Buffer ETF - September	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - November	Innovator S&P 500® Power Buffer ETF - December
Assets:
Investments, at value (a)	$318,376,981	$212,635,018	$43,203,612	$66,817,637
Interest receivable	1	-	-	-
ETF variable fee receivable	-	1,634	6,862	-
Receivable for investments sold	-	-	48,952,858	703,288
Deposit at broker for options	120,174	93,927	-	-
Total Assets	318,497,156	212,730,579	92,163,332	67,520,925

Liabilities:
Payable for fund shares redeemed	-	-	5,460,290	685,385
Payable to Adviser	165,895	117,962	42,858	50,719
Payable for investments purchased	-	-	43,205,613	14,213
Broker interest payable	-	773	6,017	222
Due to broker for options	-	-	223,548	313,370
Options written, at value (b)	30,943,326	22,645,303	5,007,791	1,345,580
Total Liabilities	31,109,221	22,764,038	53,946,117	2,409,489
Net Assets	$287,387,935	$189,966,541	$38,217,215	$65,111,436

Net Assets Consist of:
Capital stock	$290,305,469	$189,966,541	$38,217,215	$65,111,436
Total distributable earnings/(accumulated deficit)	(2,917,534)	-	-	-
Net Assets	$287,387,935	$189,966,541	$38,217,215	$65,111,436

Net Asset Value:
Net assets	$287,387,935	$189,966,541	$38,217,215	$65,111,436
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	11,050,000	7,300,000	1,400,000	2,375,000
Net asset value price per share	$26.01	$26.02	$27.30	$27.42

(a) Cost of investments	$328,459,867	$216,092,992	$43,205,613	$82,164,500
(b) Premiums received	34,540,734	23,552,752	5,005,290	1,448,315

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - February	Innovator S&P 500® Ultra Buffer ETF - March	Innovator S&P 500® Ultra Buffer ETF - April
Assets:
Investments, at value (a)	$114,894,083	$33,211,351	$31,825,601	$40,628,245
Deposit at broker for options	66,830	-	-	11,402
Total Assets	114,960,913	33,211,351	31,825,601	40,639,647

Liabilities:
Payable to Adviser	81,202	23,116	21,768	22,205
Broker interest payable	31	105	-	7
Due to broker for options	-	150,971	92,874	-
Options written, at value (b)	2,856,414	1,280,216	3,436,377	10,023,897
Total Liabilities	2,937,647	1,454,408	3,551,019	10,046,109
Net Assets	$112,023,266	$31,756,943	$28,274,582	$30,593,538

Net Assets Consist of:
Capital stock	$112,023,266	$31,756,943	$28,274,582	$30,593,538
Total distributable earnings/(accumulated deficit)	-	-	-	-
Net Assets	$112,023,266	$31,756,943	$28,274,582	$30,593,538

Net Asset Value:
Net assets	$112,023,266	$31,756,943	$28,274,582	$30,593,538
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	3,950,000	1,275,000	1,050,000	1,250,000
Net asset value price per share	$28.36	$24.91	$26.93	$24.47

(a) Cost of investments	$148,894,090	$45,934,133	$46,239,107	$43,742,230
(b) Premiums received	1,289,157	481,486	639,074	3,333,554

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Ultra Buffer ETF - May	Innovator S&P 500® Ultra Buffer ETF - June	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - August
Assets:
Investments, at value (a)	$12,411,783	$16,935,398	$44,663,254	$50,026,833
Deposit at broker for options	-	-	19,716	40,530
Total Assets	12,411,783	16,935,398	44,682,970	50,067,363

Liabilities:
Payable to Adviser	7,410	10,100	27,474	28,875
Broker interest payable	-	4	11	11
Due to broker for options	28,099	8,848	-	-
Options written, at value (b)	1,707,652	1,932,463	5,072,007	4,359,860
Total Liabilities	1,743,161	1,951,415	5,099,492	4,388,746
Net Assets	$10,668,622	$14,983,983	$39,583,478	$45,678,617

Net Assets Consist of:
Capital stock	$10,668,622	$14,983,983	$39,583,478	$45,678,617
Total distributable earnings/(accumulated deficit)	-	-	-	-
Net Assets	$10,668,622	$14,983,983	$39,583,478	$45,678,617

Net Asset Value:
Net assets	$10,668,622	$14,983,983	$39,583,478	$45,678,617
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	400,000	550,000	1,550,000	1,700,000
Net asset value price per share	$26.67	$27.24	$25.54	$26.87

(a) Cost of investments	$15,769,486	$16,397,492	$43,662,438	$51,280,135
(b) Premiums received	798,605	1,506,371	4,244,391	4,589,356

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2020

	Innovator S&P 500® Ultra Buffer ETF - September	Innovator S&P 500® Ultra Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - November	Innovator S&P 500® Ultra Buffer ETF - December
Assets:
Investments, at value (a)	$69,971,447	$115,406,569	$9,873,521	$24,470,013
ETF variable fee receivable	970	968	-	-
Receivable for investments sold	-	-	9,936,524	-
Deposit at broker for options	22,280	52,571	-	-
Total Assets	69,994,697	115,460,108	19,810,045	24,470,013

Liabilities:
Payable to Adviser	34,961	66,934	6,483	18,005
Payable for investments purchased	-	-	9,872,915	-
Broker interest payable	180	426	37	84
Due to broker for options	-	-	53,512	120,197
Options written, at value (b)	4,738,581	10,016,939	1,010,299	576,039
Total Liabilities	4,773,722	10,084,299	10,943,246	714,325
Net Assets	$65,220,975	$105,375,809	$8,866,799	$23,755,688

Net Assets Consist of:
Capital stock	$65,220,975	$105,375,809	$8,866,799	$23,755,688
Total distributable earnings/(accumulated deficit)	-	-	-	-
Net Assets	$65,220,975	$105,375,809	$8,866,799	$23,755,688

Net Asset Value:
Net assets	$65,220,975	$105,375,809	$8,866,799	$23,755,688
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	2,525,000	4,100,000	325,000	875,000
Net asset value price per share	$25.83	$25.70	$27.28	$27.15

(a) Cost of investments	$71,978,876	$117,384,042	$9,874,021	$35,124,434
(b) Premiums received	6,015,237	11,016,354	1,009,674	198,013

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - February (a)	Innovator S&P 500® Buffer ETF - March (b)	Innovator S&P 500® Buffer ETF - April
Investment Income:
Interest	$165	$10	$20	$14
Total Investment Income	165	10	20	14

Expenses:
Investment advisory fee	948,299	207,665	117,646	525,131
Broker interest	1,023	405	160	1,638
Total Expenses	949,322	208,070	117,806	526,769
Net Investment Income/(Loss)	(949,157)	(208,060)	(117,786)	(526,755)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	12,306,601	6,319,577	8,037,719	35,862,358
Options written	(14,831,133)	(282,572)	1,884,343	5,232,609
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,984,829)	(5,335,914)	(6,600,433)	(19,358,509)
Options written	1,001,137	(522,583)	(1,187,236)	(12,318,612)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(9,508,224)	178,508	2,134,393	9,417,846
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(10,457,381)	$(29,552)	$2,016,607	$8,891,091

(a) Since Commencement of Operations on January 31, 2020.

(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Buffer ETF - May (a)	Innovator S&P 500® Buffer ETF - June	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - August
Investment Income:
Interest	$1	$2	$96	$9
Total Investment Income	1	2	96	9

Expenses:
Investment advisory fee	62,424	207,405	593,043	323,534
Broker interest	58	626	110	1,150
Total Expenses	62,482	208,031	593,153	324,684
Net Investment Income/(Loss)	(62,481)	(208,029)	(593,057)	(324,675)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	6,476,916	9,877,950	(2,174,540)	4,435,550
Options written	1,244,013	3,558,364	3,510,821	2,295,341
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,069,375)	(6,175,093)	4,874,112	(1,623,434)
Options written	(1,129,022)	(1,316,006)	544,132	(705,994)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	1,522,532	5,945,215	6,754,525	4,401,463
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,460,051	$5,737,186	$6,161,468	$4,076,788

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Buffer ETF - September	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Buffer ETF - November	Innovator S&P 500® Buffer ETF - December (a)
Investment Income:
Interest	$17	$255	$48	$30
Total Investment Income	17	255	48	30

Expenses:
Investment advisory fee	127,891	850,846	205,946	178,507
Broker interest	599	219	319	466
Total Expenses	128,490	851,065	206,265	178,973
Net Investment Income/(Loss)	(128,473)	(850,810)	(206,217)	(178,943)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	3,474,143	4,181,836	1,590,027	6,734,897
Options written	1,942,603	1,423,529	990,070	(475,706)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,331,035)	424,112	(729)	(5,400,408)
Options written	(1,356,222)	(368,237)	(911)	(37,224)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(1,270,511)	5,661,240	2,578,457	821,559
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,398,984)	$4,810,430	$2,372,240	$642,616

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - February (a)	Innovator S&P 500® Power Buffer ETF - March (b)	Innovator S&P 500® Power Buffer ETF - April
Investment Income:
Interest	$139	$153	$11	$314
Total Investment Income	139	153	11	314

Expenses:
Investment advisory fee	1,587,880	531,074	337,611	1,337,707
Broker interest	2,187	1,161	543	3,916
Total Expenses	1,590,067	532,235	338,154	1,341,623
Net Investment Income/(Loss)	(1,589,928)	(532,082)	(338,143)	(1,341,309)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	37,340,708	31,904,641	26,816,308	110,546,417
Options written	(11,644,234)	4,476,532	5,413,705	8,986,488
Net change in unrealized appreciation/(depreciation) on:
Investments	(25,045,851)	(27,706,583)	(21,881,128)	(54,845,877)
Options written	4,047,797	(2,597,210)	(4,462,559)	(39,938,066)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	4,698,420	6,077,380	5,886,326	24,748,962
Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,108,492	$5,545,298	$5,548,183	$23,407,653

(a) Since Commencement of Operations on January 31, 2020.

(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Power Buffer ETF - May (a)	Innovator S&P 500® Power Buffer ETF - June	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - August
Investment Income:
Interest	$7	$24	$302	$305
Total Investment Income	7	24	302	305

Expenses:
Investment advisory fee	290,283	475,634	881,743	690,450
Broker interest	209	1,200	217	1,452
Total Expenses	290,492	476,834	881,960	691,902
Net Investment Income/(Loss)	(290,485)	(476,810)	(881,658)	(691,597)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	28,819,723	25,956,609	533,009	4,632,913
Options written	5,377,386	11,512,006	12,263,477	(237,985)
Net change in unrealized appreciation/(depreciation) on:
Investments	(22,478,059)	(21,621,699)	2,828,030	(301,090)
Options written	(5,574,222)	(4,470,788)	(178,477)	(741,156)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	6,144,828	11,376,128	15,446,039	3,352,682
Net Increase/(Decrease) in Net Assets Resulting From Operations	$5,854,343	$10,899,318	$14,564,381	$2,661,085

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Power Buffer ETF - September	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - November	Innovator S&P 500® Power Buffer ETF - December (a)
Investment Income:
Interest	$36	$746	$61	$72
Total Investment Income	36	746	61	72

Expenses:
Investment advisory fee	483,661	1,969,275	460,211	413,113
Broker interest	832	1,371	1,274	1,058
Total Expenses	484,493	1,970,646	461,485	414,171
Net Investment Income/(Loss)	(484,457)	(1,969,900)	(461,424)	(414,099)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	4,906,680	25,570,226	3,217,465	16,082,503
Options written	(1,859,548)	1,674,597	2,239,808	1,045,170
Net change in unrealized appreciation/(depreciation) on:
Investments	(9,200,385)	(11,840,698)	(1,881)	(15,346,863)
Options written	3,693,409	(1,052,241)	(2,351)	102,735
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(2,459,844)	14,351,884	5,453,041	1,883,545
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(2,944,301)	$12,381,984	$4,991,617	$1,469,446

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - February (a)	Innovator S&P 500® Ultra Buffer ETF - March (b)	Innovator S&P 500® Ultra Buffer ETF - April
Investment Income:
Interest	$362	$114	$2	$45
Total Investment Income	362	114	2	45

Expenses:
Investment advisory fee	798,622	180,988	161,745	235,056
Broker interest	1,022	381	201	837
Total Expenses	799,644	181,369	161,946	235,893
Net Investment Income/(Loss)	(799,282)	(181,255)	(161,944)	(235,848)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	38,179,825	13,297,040	17,101,837	10,337,215
Options written	(3,605,511)	2,110,088	3,920,861	(978,113)
Net change in unrealized appreciation/(depreciation) on:
Investments	(28,020,777)	(12,722,782)	(14,413,506)	(1,637,003)
Options written	835,959	(798,730)	(2,797,303)	(6,617,078)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	7,389,496	1,885,616	3,811,889	1,105,021
Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,590,214	$1,704,361	$3,649,945	$869,173

(a) Since Commencement of Operations on January 31, 2020.

(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Ultra Buffer ETF - May (a)	Innovator S&P 500® Ultra Buffer ETF - June	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - August
Investment Income:
Interest	$1	$25	$263	$60
Total Investment Income	1	25	263	60

Expenses:
Investment advisory fee	40,720	127,816	392,856	241,959
Broker interest	42	61	197	897
Total Expenses	40,762	127,877	393,053	242,856
Net Investment Income/(Loss)	(40,761)	(127,852)	(392,790)	(242,796)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	4,275,023	3,739,916	4,636,852	2,742,661
Options written	442,927	1,297,956	5,528,500	1,626,138
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,357,703)	245,337	(896,425)	(322,135)
Options written	(909,047)	(426,034)	(1,015,400)	316,688
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	451,200	4,857,175	8,253,527	4,363,352
Net Increase/(Decrease) in Net Assets Resulting From Operations	$410,439	$4,729,323	$7,860,737	$4,120,556

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2020

	Innovator S&P 500® Ultra Buffer ETF - September	Innovator S&P 500® Ultra Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - November	Innovator S&P 500® Ultra Buffer ETF - December (a)
Investment Income:
Interest	$12	$983	$5	$9
Total Investment Income	12	983	5	9

Expenses:
Investment advisory fee	110,165	942,087	70,046	173,686
Broker interest	336	217	207	431
Total Expenses	110,501	942,304	70,253	174,117
Net Investment Income/(Loss)	(110,489)	(941,321)	(70,248)	(174,108)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	1,591,063	7,558,817	334,128	11,661,226
Options written	(624,002)	3,029,729	586,632	1,856,097
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,808,942)	(920,638)	(380)	(10,654,421)
Options written	1,310,547	1,398,972	(475)	(378,026)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	468,666	11,066,880	919,905	2,484,876
Net Increase/(Decrease) in Net Assets Resulting From Operations	$358,177	$10,125,559	$849,657	$2,310,768

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - January
	Year Ended	Period Ended
	October 31, 2020	October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(949,157)	$(169,040)
Net realized gain/(loss)	(2,524,532)	4,928,917
Net change in unrealized appreciation/(depreciation)	(6,983,692)	(990,906)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,457,381)	3,768,971

Distributions to Shareholders:
Distributions to shareholders	(1,017,030)	-

Capital Share Transactions:
Proceeds from shares sold	260,866,950	94,379,830
Cost of shares redeemed	(146,066,843)	(75,922,182)
Transaction fees (see Note 5)	174,265	40,592
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	114,974,372	18,498,240
Total Increase/(Decrease) in Net Assets	$103,499,961	$22,267,211

Net Assets:
Beginning of period	$22,267,211	$-
End of period	$125,767,172	22,267,211

Change in Shares Outstanding:
Shares sold	8,950,000	3,350,000
Shares redeemed	(5,475,000)	(2,600,000)
Net Increase/(Decrease)	3,475,000	750,000

(a) Since Commencement of Operations on December 31, 2018.

(b) Since Commencement of Operations on January 31, 2020.

(c) Since Commencement of Operations on February 28, 2020.

(d) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - February	Innovator S&P 500® Buffer ETF - March	Innovator S&P 500® Buffer ETF - April
Period Ended	Period Ended	Year Ended	Period Ended
October 31, 2020 (b)	October 31, 2020 (c)	October 31, 2020	October 31, 2019 (d)

$(208,060)	$(117,786)	$(526,755)	$(169,213)
6,037,005	9,922,062	41,094,967	4,673,846
(5,858,497)	(7,787,669)	(31,677,121)	(2,545,483)
(29,552)	2,016,607	8,891,091	1,959,150

-	-	-	-

89,892,165	53,155,163	170,270,402	84,460,788
(52,887,208)	(31,451,945)	(150,937,325)	(45,150,175)
32,160	15,385	90,026	24,859
37,037,117	21,718,603	19,423,103	39,335,472
$37,007,565	$23,735,210	$28,314,194	$41,294,622

$-	$-	$41,294,622	$-
$37,007,565	$23,735,210	$69,608,816	$41,294,622

3,600,000	1,975,000	6,400,000	3,250,000
(2,125,000)	(1,125,000)	(5,500,000)	(1,700,000)
1,475,000	850,000	900,000	1,550,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - May	Innovator S&P 500® Buffer ETF - June
	Period Ended	Year Ended	Period Ended
	October 31, 2020 (a)	October 31, 2020	October 31, 2019 (b)

Operations:
Net investment income/(loss)	$(62,481)	$(208,029)	$(14,086)
Net realized gain/(loss)	7,720,929	13,436,314	750,653
Net change in unrealized appreciation/(depreciation)	(6,198,397)	(7,491,099)	(416,571)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,460,051	5,737,186	319,996

Capital Share Transactions:
Proceeds from shares sold	33,202,590	146,347,913	11,264,325
Cost of shares redeemed	(18,616,105)	(124,756,895)	(6,796,575)
Transaction fees (see Note 5)	8,095	51,707	4,234
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	14,594,580	21,642,725	4,471,984
Total Increase/(Decrease) in Net Assets	$16,054,631	$27,379,911	$4,791,980

Net Assets:
Beginning of period	$-	$4,791,980	$-
End of period	$16,054,631	$32,171,891	4,791,980

Change in Shares Outstanding:
Shares sold	1,225,000	5,350,000	425,000
Shares redeemed	(650,000)	(4,425,000)	(250,000)
Net Increase/(Decrease)	575,000	925,000	175,000

(a) Since Commencement of Operations on April 30, 2020.

(b) Since Commencement of Operations on May 31, 2019.

(c) Since Commencement of Operations on July 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - July		Innovator S&P 500® Buffer ETF - August
Year Ended	Year Ended	Year Ended	Period Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019 (c)

$(593,057)	$(313,702)	$(324,675)	$(77,646)
1,336,281	6,781,679	6,730,891	3,638,806
5,418,244	(3,632,039)	(2,329,428)	(2,367,831)
6,161,468	2,835,938	4,076,788	1,193,329

173,292,918	213,606,985	126,080,661	93,155,852
(195,436,705)	(136,585,255)	(129,312,403)	(47,151,380)
98,143	90,155	32,695	23,608
(22,045,644)	77,111,885	(3,199,047)	46,028,080
$(15,884,176)	$79,947,823	$877,741	$47,221,409

$83,639,226	$3,691,403	$47,221,409	$-
$67,755,050	83,639,226	$48,099,150	$47,221,409

6,400,000	8,200,000	4,650,000	3,700,000
(7,125,000)	(5,200,000)	(4,750,000)	(1,850,000)
(725,000)	3,000,000	(100,000)	1,850,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - September
	Year Ended	Period Ended
	October 31, 2020	October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(128,473)	$(6,188)
Net realized gain/(loss)	5,416,746	240,066
Net change in unrealized appreciation/(depreciation)	(6,687,257)	(65,559)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,398,984)	168,319

Distributions to Shareholders:
Distributions to shareholders	(62,944)	-

Capital Share Transactions:
Proceeds from shares sold	171,162,679	11,175,633
Cost of shares redeemed	(96,283,425)	(6,919,955)
Transaction fees (see Note 5)	45,871	4,642
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	74,925,125	4,260,320
Total Increase/(Decrease) in Net Assets	$73,463,197	$4,428,639

Net Assets:
Beginning of period	$4,428,639	$-
End of period	$77,891,836	4,428,639

Change in Shares Outstanding:
Shares sold	6,350,000	450,000
Shares redeemed	(3,575,000)	(275,000)
Net Increase/(Decrease)	2,775,000	175,000

(a) Since Commencement of Operations on August 30, 2019.
(b) Since Commencement of Operations on October 31, 2019.
(c) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - October		Innovator S&P 500® Buffer ETF - November		Innovator S&P 500® Buffer ETF - December
Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019	October 31, 2020

$(850,810)	$(611,776)	$(206,217)	$-	$(178,943)
5,605,365	8,446,278	2,580,097	-	6,259,191
55,875	(3,724,640)	(1,640)	(270)	(5,437,632)
4,810,430	4,109,862	2,372,240	(270)	642,616

(364,251)	-	-	-	-

163,667,065	546,923,618	77,947,528	2,553,000	80,876,160
(267,675,532)	(399,145,303)	(67,906,798)	-	(56,602,177)
77,615	127,164	57,223	-	41,782
(103,930,852)	147,905,479	10,097,953	2,553,000	24,315,765
$(99,484,673)	$152,015,341	$12,470,193	$2,552,730	$24,958,381

$173,097,603	$21,082,262	$2,552,730	$-	$-
$73,612,930	173,097,603	$15,022,923	2,552,730	$24,958,381

5,900,000	21,925,000	2,950,000	100,000	3,000,000
(10,075,000)	(15,950,000)	(2,500,000)	-	(2,100,000)
(4,175,000)	5,975,000	450,000	100,000	900,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - January
	Year Ended	Period Ended
	October 31, 2020	October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(1,589,928)	$(493,426)
Net realized gain/(loss)	25,696,474	23,810,678
Net change in unrealized appreciation/(depreciation)	(20,998,054)	(14,736,438)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,108,492	8,580,814

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	563,518,000	161,119,108
Cost of shares redeemed	(345,767,693)	(102,258,715)
Transaction fees (see Note 5)	231,026	65,615
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	217,981,333	58,926,008
Total Increase/(Decrease) in Net Assets	$221,089,825	$67,506,822

Net Assets:
Beginning of period	$67,506,822	$-
End of period	$288,596,647	67,506,822

Change in Shares Outstanding:
Shares sold	19,775,000	6,075,000
Shares redeemed	(12,250,000)	(3,675,000)
Net Increase/(Decrease)	7,525,000	2,400,000

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on January 31, 2020.
(c) Since Commencement of Operations on February 28, 2020.
(d) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - February	Innovator S&P 500® Power Buffer ETF - March	Innovator S&P 500® Power Buffer ETF - April
Period Ended	Period Ended	Year Ended	Period Ended
October 31, 2020 (b)	October 31, 2020 (c)	October 31, 2020	October 31, 2019 (d)

$(532,082)	$(338,143)	$(1,341,309)	$(547,483)
36,381,173	32,230,013	119,532,905	15,715,117
(30,303,793)	(26,343,687)	(94,783,943)	(10,103,069)
5,545,298	5,548,183	23,407,653	5,064,565

-	-	(2,785,525)	-

262,862,748	154,568,125	420,783,603	268,168,220
(153,376,133)	(88,267,368)	(384,100,086)	(143,748,307)
89,270	45,902	211,540	76,299
109,575,885	66,346,659	36,895,057	124,496,212
$115,121,183	$71,894,842	$57,517,185	$129,560,777

$-	$-	$129,560,777	$-
$115,121,183	$71,894,842	$187,077,962	$129,560,777

10,625,000	5,850,000	16,825,000	10,400,000
(6,025,000)	(3,225,000)	(14,700,000)	(5,475,000)
4,600,000	2,625,000	2,125,000	4,925,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - May	Innovator S&P 500® Power Buffer ETF - June
	Period Ended	Year Ended	Period Ended
	October 31, 2020 (a)	October 31, 2020	October 31, 2019 (b)

Operations:
Net investment income/(loss)	$(290,485)	$(476,810)	$(58,608)
Net realized gain/(loss)	34,197,109	37,468,615	3,128,851
Net change in unrealized appreciation/(depreciation)	(28,052,281)	(26,092,487)	(2,308,663)
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,854,343	10,899,318	761,580

Distributions to Shareholders:
Distributions to shareholders	-	-	-

Capital Share Transactions:
Proceeds from shares sold	159,461,805	254,200,892	39,346,383
Cost of shares redeemed	(99,749,907)	(190,693,330)	(20,061,135)
Transaction fees (see Note 5)	60,073	124,387	10,299
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	59,771,971	63,631,949	19,295,547
Total Increase/(Decrease) in Net Assets	$65,626,314	$74,531,267	$20,057,127

Net Assets:
Beginning of period	$-	$20,057,127	$-
End of period	$65,626,314	$94,588,394	$20,057,127

Change in Shares Outstanding:
Shares sold	6,025,000	9,275,000	1,500,000
Shares redeemed	(3,625,000)	(6,750,000)	(750,000)
Net Increase/(Decrease)	2,400,000	2,525,000	750,000

(a) Since Commencement of Operations on April 30, 2020.
(b) Since Commencement of Operations on May 31, 2019.
(c) Since Commencement of Operations on July 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - July		Innovator S&P 500® Power Buffer ETF - August
Year Ended	Year Ended	Year Ended	Period Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019 (c)

$(881,658)	$(372,961)	$(691,597)	$(178,971)
12,796,486	4,489,228	4,394,928	12,184,323
2,649,553	(1,374,486)	(1,042,246)	(9,208,196)
14,564,381	2,741,781	2,661,085	2,797,156

(770,315)	-	(1,538,460)	-

268,303,460	296,625,855	191,796,255	241,067,730
(262,759,237)	(210,879,200)	(199,991,498)	(127,486,582)
147,627	72,393	84,545	67,749
5,691,850	85,819,048	(8,110,698)	113,648,897
$19,485,916	$88,560,829	$(6,988,073)	$116,446,053

$92,272,930	$3,712,101	$116,446,053	$-
$111,758,846	$92,272,930	$109,457,980	$116,446,053

10,350,000	11,400,000	7,075,000	9,600,000
(9,775,000)	(8,050,000)	(7,575,000)	(5,025,000)
575,000	3,350,000	(500,000)	4,575,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - September
	Year Ended	Period Ended
	October 31, 2020	October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(484,457)	$(21,125)
Net realized gain/(loss)	3,047,132	1,307,166
Net change in unrealized appreciation/(depreciation)	(5,506,976)	(978,502)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,944,301)	307,539

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	372,869,932	39,909,945
Cost of shares redeemed	(102,812,045)	(20,104,960)
Transaction fees (see Note 5)	151,932	9,893
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	270,209,819	19,814,878
Total Increase/(Decrease) in Net Assets	$267,265,518	$20,122,417

Net Assets:
Beginning of period	$20,122,417	$-
End of period	$287,387,935	20,122,417

Change in Shares Outstanding:
Shares sold	14,125,000	1,600,000
Shares redeemed	(3,875,000)	(800,000)
Net Increase/(Decrease)	10,250,000	800,000

(a) Since Commencement of Operations on August 30, 2019.
(b) Since Commencement of Operations on October 31, 2019.
(c) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - October		Innovator S&P 500® Power Buffer ETF - November		Innovator S&P 500® Power Buffer ETF - December
Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019 (b)	October 31, 2020 (c)

$(1,969,900)	$(1,049,035)	$(461,424)	$-	$(414,099)
27,244,823	(2,220,581)	5,457,273	-	17,127,673
(12,892,939)	10,557,291	(4,232)	(270)	(15,244,128)
12,381,984	7,287,675	4,991,617	(270)	1,469,446

(7,068,594)	-	-	-	-

349,661,865	907,218,593	164,605,692	2,553,000	193,028,607
(476,573,894)	(614,488,898)	(134,014,113)	-	(129,476,190)
202,447	165,497	81,289	-	89,573
(126,709,582)	292,895,192	30,672,868	2,553,000	63,641,990
$(121,396,192)	$300,182,867	$35,664,485	$2,552,730	$65,111,436

$311,362,733	$11,179,866	$2,552,730	$-	$-
$189,966,541	311,362,733	$38,217,215	2,552,730	$65,111,436

13,675,000	36,475,000	6,250,000	100,000	7,150,000
(18,750,000)	(24,575,000)	(4,950,000)	-	(4,775,000)
(5,075,000)	11,900,000	1,300,000	100,000	2,375,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - January
	Year Ended	Period Ended
	October 31, 2020	October 31, 2019

Operations:
Net investment income/(loss)	$(799,282)	$(223,778)
Net realized gain/(loss)	34,574,314	12,092,618
Net change in unrealized appreciation/(depreciation)	(27,184,818)	(8,382,446)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,590,214	3,486,394

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	311,169,577	68,199,363
Cost of shares redeemed	(236,308,585)	(41,255,315)
Transaction fees (see Note 5)	117,334	24,284
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	74,978,326	26,968,332
Total Increase/(Decrease) in Net Assets	$81,568,540	$30,454,726

Net Assets:
Beginning of period	$30,454,726	$-
End of period	$112,023,266	30,454,726

Change in Shares Outstanding:
Shares sold	11,225,000	2,600,000
Shares redeemed	(8,375,000)	(1,500,000)
Net Increase/(Decrease)	2,850,000	1,100,000

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on January 31, 2020.
(c) Since Commencement of Operations on February 28, 2020.
(d) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - February	Innovator S&P 500® Ultra Buffer ETF - March	Innovator S&P 500® Ultra Buffer ETF - April
Period Ended	Period Ended	Year Ended	Period Ended
October 31, 2020 (b)	October 31, 2020 (c)	October 31, 2020	October 31, 2019 (d)

$(181,255)	$(161,944)	$(235,848)	$(80,769)
15,407,128	21,022,698	9,359,102	2,383,549
(13,521,512)	(17,210,809)	(8,254,081)	(1,550,247)
1,704,361	3,649,945	869,173	752,533

-	-	(413,903)	-

81,829,288	74,906,393	51,153,258	37,899,720
(51,808,605)	(50,313,168)	(40,050,755)	(19,655,830)
31,899	31,412	29,588	9,754
30,052,582	24,624,637	11,132,091	18,253,644
$31,756,943	$28,274,582	$11,587,361	$19,006,177

$-	$-	$19,006,177	$-
$31,756,943	$28,274,582	$30,593,538	$19,006,177

3,350,000	2,925,000	2,175,000	1,475,000
(2,075,000)	(1,875,000)	(1,650,000)	(750,000)
1,275,000	1,050,000	525,000	725,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - May	Innovator S&P 500® Ultra Buffer ETF - June
	Period Ended	Year Ended	Period Ended
	October 31, 2020 (a)	October 31, 2020	October 31, 2019 (b)

Operations:
Net investment income/(loss)	$(40,761)	$(127,852)	$(6,887)
Net realized gain/(loss)	4,717,950	5,037,872	(169,920)
Net change in unrealized appreciation/(depreciation)	(4,266,750)	(180,697)	292,511
Net Increase/(Decrease) in Net Assets Resulting from Operations	410,439	4,729,323	115,704

Distributions to Shareholders:
Distributions to shareholders	-	(101,526)	-

Capital Share Transactions:
Proceeds from shares sold	21,691,095	98,439,880	7,837,088
Cost of shares redeemed	(11,437,418)	(90,798,793)	(5,290,825)
Transaction fees (see Note 5)	4,506	50,553	2,579
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	10,258,183	7,691,640	2,548,842
Total Increase/(Decrease) in Net Assets	$10,668,622	$12,319,437	$2,664,546

Net Assets:
Beginning of period	$-	$2,664,546	$-
End of period	$10,668,622	$14,983,983	$2,664,546

Change in Shares Outstanding:
Shares sold	825,000	3,950,000	300,000
Shares redeemed	(425,000)	(3,500,000)	(200,000)
Net Increase/(Decrease)	400,000	450,000	100,000

(a) Since Commencement of Operations on April 30, 2020.
(b) Since Commencement of Operations on May 31, 2019.
(c) Since Commencement of Operations on July 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - July		Innovator S&P 500® Ultra Buffer ETF - August
Year Ended	Year Ended	Year Ended	Period Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019 (c)

$(392,790)	$(284,770)	$(242,796)	$(25,297)
10,165,352	2,238,212	4,368,799	1,326,325
(1,911,825)	2,169,235	(5,447)	(1,018,359)
7,860,737	4,122,677	4,120,556	282,669

(2,391,801)	-	(155,469)	-

146,736,578	175,007,565	86,166,977	36,612,438
(151,512,870)	(144,095,755)	(62,945,893)	(18,452,120)
82,039	72,599	40,391	9,068
(4,694,253)	30,984,409	23,261,475	18,169,386
$774,683	$35,107,086	$27,226,562	$18,452,055

$38,808,795	$3,701,709	$18,452,055	$-
$39,583,478	$38,808,795	$45,678,617	$18,452,055

6,075,000	6,900,000	3,375,000	1,450,000
(6,000,000)	(5,575,000)	(2,400,000)	(725,000)
75,000	1,325,000	975,000	725,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - September
	Year Ended	Period Ended
	October 31, 2020	October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(110,489)	$(4,788)
Net realized gain/(loss)	967,061	296,523
Net change in unrealized appreciation/(depreciation)	(498,395)	(232,378)
Net Increase/(Decrease) in Net Assets Resulting from Operations	358,177	59,357

Distributions to Shareholders:
Distributions to shareholders	(32,646)	-

Capital Share Transactions:
Proceeds from shares sold	86,985,143	11,807,500
Cost of shares redeemed	(27,137,580)	(6,866,650)
Transaction fees (see Note 5)	43,344	4,330
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	59,890,907	4,945,180
Total Increase/(Decrease) in Net Assets	$60,216,438	$5,004,537

Net Assets:
Beginning of period	$5,004,537	$-
End of period	$65,220,975	5,004,537

Change in Shares Outstanding:
Shares sold	3,375,000	475,000
Shares redeemed	(1,050,000)	(275,000)
Net Increase/(Decrease)	2,325,000	200,000

(a) Since Commencement of Operations on August 30, 2019.
(b) Since Commencement of Operations on October 31, 2019.
(c) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - October		Innovator S&P 500® Ultra Buffer ETF - November		Innovator S&P 500® Ultra Buffer ETF - December
Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019 (b)	October 31, 2020 (c)

$(941,321)	$(709,721)	$(70,248)	$-	$(174,108)
10,588,546	8,703,133	920,760	-	13,517,323
478,334	(1,339,985)	(855)	(270)	(11,032,447)
10,125,559	6,653,427	849,657	(270)	2,310,768

(3,153,933)	-	-	-	-

173,222,627	510,098,582	18,827,620	2,553,000	64,442,515
(210,825,800)	(394,520,620)	(13,370,450)	-	(43,025,795)
95,524	87,744	7,242	-	28,200
(37,507,649)	115,665,706	5,464,412	2,553,000	21,444,920
$(30,536,023)	$122,319,133	$6,314,069	$2,552,730	$23,755,688

$135,911,832	$13,592,699	$2,552,730	$-	$-
$105,375,809	135,911,832	$8,866,799	2,552,730	$23,755,688

7,075,000	20,675,000	725,000	100,000	2,450,000
(8,400,000)	(15,825,000)	(500,000)	-	(1,575,000)
(1,325,000)	4,850,000	225,000	100,000	875,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Buffer ETF - January
For the year ended 10/31/2020	$29.69	(0.23)	1.63	(f)	1.40	0.04	(1.36)
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.19)	4.75		4.56	0.05	-

Innovator S&P 500® Buffer ETF - February
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.69		0.55	0.02	-

Innovator S&P 500® Buffer ETF - March
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	2.03		1.89	0.02	-

Innovator S&P 500® Buffer ETF - April
For the year ended 10/31/2020	$26.64	(0.22)	1.95		1.73	0.04	-
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.79		1.67	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.08	$29.77	4.99%	$125,767	0.79%		(0.79)%	0%
4.61	$29.69	18.38%	$22,267	0.80	%(e)	(0.80)%	0%

0.57	$25.09	2.32%	$37,008	0.79%		(0.79)%	0%

1.91	$27.92	7.36%	$23,735	0.79%		(0.79)%	0%

1.77	$28.41	6.65%	$69,609	0.79%		(0.79)%	0%
1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P 500® Buffer ETF - May
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	2.39	2.28	0.01

Innovator S&P 500® Buffer ETF - June
For the year ended 10/31/2020	$27.38	(0.22)	2.03	1.81	0.06
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	2.11	2.02	0.03

Innovator S&P 500® Buffer ETF - July
For the year ended 10/31/2020	$26.55	(0.21)	1.56	1.35	0.04
For the year ended 10/31/2019	$24.61	(0.21)	2.09	1.88	0.06
For the period 8/28/2018 (d) - 10/31/2018	$25.51	(0.03)	(0.90)	(0.93)	0.03

Innovator S&P 500® Buffer ETF - August
For the year ended 10/31/2020	$25.53	(0.21)	2.15	1.94	0.02
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.52	0.47	0.02

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)	Includes extraordinary expense of 0.01%.
(g)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

					Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)		Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.29	$27.92	8.94%		$16,055	0.79%		(0.79)%	0%

1.87	$29.25	6.81%		$32,172	0.79%		(0.79)%	0%
2.05	$27.38	8.10%		$4,792	0.80	%(e)	(0.80)%	0%

1.39	$27.94	5.24	%(g)	$67,755	0.79%		(0.79)%	4%
1.94	$26.55	7.89%		$83,639	0.81	%(e)(f)	(0.80)%	106%
(0.90)	$24.61	(3.53)%		$3,691	0.79%		(0.78)%	0%

1.96	$27.49	7.68%		$48,099	0.79%		(0.79)%	0%
0.49	$25.53	1.94%		$47,221	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Buffer ETF - September
For the year ended 10/31/2020	$25.31	(0.21)	1.59	(f)	1.38	0.07	(0.36)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.73		0.70	0.02	-

Innovator S&P 500® Buffer ETF - October
For the year ended 10/31/2020	$25.18	(0.20)	2.31		2.11	0.02	(0.05)
For the year ended 10/31/2019	$23.42	(0.20)	1.92		1.72	0.04	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(1.07)		(1.08)	0.01	-

Innovator S&P 500® Buffer ETF - November
For the year ended 10/31/2020	$25.53	(0.20)	1.92		1.72	0.06	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-		-	-	-

Innovator S&P 500® Buffer ETF - December
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.47		1.28	0.05	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

1.09	$26.40	5.81%	$77,892	0.79%		(0.79)%	0%
0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

2.08	$27.26	8.51%	$73,613	0.79%		(0.79)%	0%
1.76	$25.18	7.48%	$173,098	0.80	%(e)	(0.80)%	25%
(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

1.78	$27.31	7.00%	$15,023	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

1.33	$27.73	5.04%	$24,958	0.79%		(0.79)%	146%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Power Buffer ETF - January
For the year ended 10/31/2020	$28.13	(0.22)	1.14	0.92	0.03	-
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	0.03	-

Innovator S&P 500® Power Buffer ETF - February
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.63	0.49	0.02	-

Innovator S&P 500® Power Buffer ETF - March
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	1.50	1.36	0.02	-

Innovator S&P 500® Power Buffer ETF - April
For the year ended 10/31/2020	$26.31	(0.20)	1.20	1.00	0.03	(0.80)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.95	$29.08	3.38%	$288,597	0.79%	(0.79)%	0%
3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%

0.51	$25.03	2.06%	$115,121	0.79%	(0.79)%	0%

1.38	$27.39	5.30%	$71,895	0.79%	(0.79)%	0%

0.23	$26.54	4.00%	$187,078	0.79%	(0.79)%	0%
1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Power Buffer ETF - May
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.80	1.69	0.02	-

Innovator S&P 500® Power Buffer ETF - June
For the year ended 10/31/2020	$26.74	(0.22)	2.30	2.08	0.06	-
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48	1.39	0.02	-

Innovator S&P 500® Power Buffer ETF - July
For the year ended 10/31/2020	$26.36	(0.21)	1.46	1.25	0.04	(0.22)
For the year ended 10/31/2019	$24.75	(0.20)	1.77	1.57	0.04	-
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)	(0.43)	0.01	-

Innovator S&P 500® Power Buffer ETF - August
For the year ended 10/31/2020	$25.45	(0.21)	1.93	1.72	0.03	(0.34)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

1.71	$27.34	6.69%	$65,626	0.79%	(0.79)%	0%

2.14	$28.88	8.00%	$94,588	0.79%	(0.79)%	0%
1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%

1.07	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%
1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%

1.41	$26.86	6.95%	$109,458	0.79%	(0.79)%	0%
0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Power Buffer ETF - September
For the year ended 10/31/2020	$25.15	(0.21)	1.01	(f)	0.80	0.06	-
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.58		0.55	0.01	-

Innovator S&P 500® Power Buffer ETF - October
For the year ended 10/31/2020	$25.16	(0.20)	1.60		1.40	0.02	(0.56)
For the year ended 10/31/2019	$23.54	(0.20)	1.79		1.59	0.03	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.95)		(0.96)	0.01	-

Innovator S&P 500® Power Buffer ETF - November
For the year ended 10/31/2020	$25.53	(0.21)	1.94		1.73	0.04	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-		-	-	-

Innovator S&P 500® Power Buffer ETF - December
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.17		0.98	0.04	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)	Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.86	$26.01	3.40%	$287,388	0.79%		(0.79)%	3%
0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

0.86	$26.02	5.74%	$189,967	0.79%		(0.79)%	0%
1.62	$25.16	6.90%	$311,363	0.80	% (e)	(0.79)%	3%
(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

1.77	$27.30	6.94%	$38,217	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

1.02	$27.42	3.85%	$65,111	0.79%		(0.79)%	141%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Ultra Buffer ETF - January
For the year ended 10/31/2020	$27.69	(0.22)	0.86		0.64	0.03	-
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77		2.59	0.02	-

Innovator S&P 500® Ultra Buffer ETF - February
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.50		0.36	0.03	-

Innovator S&P 500® Ultra Buffer ETF - March
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	1.03		0.89	0.03	-

Innovator S&P 500® Ultra Buffer ETF - April
For the year ended 10/31/2020	$26.22	(0.19)	(1.01	) (e)	(1.20)	0.02	(0.57)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37		1.25	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.67	$28.36	2.44%	$112,023	0.79%	(0.79)%	0%
2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%

0.39	$24.91	1.58%	$31,757	0.79%	(0.79)%	0%

0.92	$26.93	3.53%	$28,275	0.79%	(0.79)%	0%

(1.75)	$24.47	(4.59)%	$30,594	0.79%	(0.79)%	0%
1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Ultra Buffer ETF - May
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.14	1.03	0.01	-

Innovator S&P 500® Ultra Buffer ETF - June
For the year ended 10/31/2020	$26.65	(0.21)	1.74	1.53	0.08	(1.02)
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37	1.28	0.04	-

Innovator S&P 500® Ultra Buffer ETF - July
For the year ended 10/31/2020	$26.31	(0.20)	1.01	0.81	0.04	(1.62)
For the year ended 10/31/2019	$24.68	(0.20)	1.78	1.58	0.05	-
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)	(0.50)	0.01	-

Innovator S&P 500® Ultra Buffer ETF - August
For the year ended 10/31/2020	$25.45	(0.21)	1.81	1.60	0.03	(0.21)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

1.04	$26.67	4.06%	$10,669	0.79%		(0.79)%	0%

0.59	$27.24	6.26%	$14,984	0.79%		(0.79)%	0%
1.32	$26.65	5.19%	$2,665	0.80%	(e)	(0.80)%	0%

(0.77)	$25.54	3.37%	$39,583	0.79%		(0.79)%	1%
1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

1.42	$26.87	6.46%	$45,679	0.79%		(0.79)%	0%
0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Ultra Buffer ETF - September
For the year ended 10/31/2020	$25.02	(0.20)	1.09	0.89	0.08	(0.16)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.43	0.40	0.03	-

Innovator S&P 500® Ultra Buffer ETF - October
For the year ended 10/31/2020	$25.05	(0.20)	1.41	1.21	0.02	(0.58)
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	0.02	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	0.01	-

Innovator S&P 500® Ultra Buffer ETF - November
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.02	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-	-	-	-

Innovator S&P 500® Ultra Buffer ETF - December
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	0.91	0.72	0.03	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.81	$25.83	3.90%	$65,221	0.79%		(0.79)%	35%
0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	152%

0.65	$25.70	5.00%	$105,376	0.79%		(0.79)%	0%
1.41	$25.05	5.98%	$135,912	0.80%	(e)	(0.79)%	4%
(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

1.75	$27.28	6.88%	$8,867	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

0.75	$27.15	2.84%	$23,756	0.79%		(0.79)%	160%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which thirty–six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – March	BMAR	February 28, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 28, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 28, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF - January	NJAN	December 31, 2019
Innovator Nasdaq-100 Power Buffer ETF - April	NAPR	March 31, 2020
Innovator Nasdaq-100 Power Buffer ETF - July	NJUL	June 30, 2020
Innovator Nasdaq-100 Power Buffer ETF - October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF - April	KAPR	March 31, 2020
Innovator Russell 2000 Power Buffer ETF - July	KJUL	June 30, 2020
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019
Innovator 20+ Year Treasury Bond 5 Floor ETF - July	TFJL	August 17, 2020
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020
Innovator Double Stacker ETF - October	DSOC	September 30, 2020
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Funds individually seek to track, before fees and expenses the S&P 500® Price Index up to a respective upside cap while providing a respective buffer for a given annual period.

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange–traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2020:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$129,552,668	$-	$129,552,668
Total Assets	$-	$129,552,668	$-	$129,552,668

Liabilities
Options Written	$-	$3,769,360	$-	$3,769,360
Total Liabilities	$-	$3,769,360	$-	$3,769,360

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$38,978,376	$-	$38,978,376
Short Term Investments	1,014	-	-	1,014
Total Assets	$1,014	$38,978,376	$-	$38,979,390

Liabilities
Options Written	$-	$1,767,340	$-	$1,767,340
Total Liabilities	$-	$1,767,340	$-	$1,767,340

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,990,605	$-	$25,990,605
Short Term Investments	996	-	-	996
Total Assets	$996	$25,990,605	$-	$25,991,601

Liabilities
Options Written	$-	$2,155,562	$-	$2,155,562
Total Liabilities	$-	$2,155,562	$-	$2,155,562

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$86,163,155	$-	$86,163,155
Short Term Investments	1,312	-	-	1,312
Total Assets	$1,312	$86,163,155	$-	$86,164,467

Liabilities
Options Written	$-	$16,496,275	$-	$16,496,275
Total Liabilities	$-	$16,496,275	$-	$16,496,275

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,999,745	$-	$17,999,745
Short Term Investments	1	-	-	1
Total Assets	$1	$17,999,745	$-	$17,999,746

Liabilities
Options Written	$-	$1,893,925	$-	$1,893,925
Total Liabilities	$-	$1,893,925	$-	$1,893,925

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$35,719,305	$-	$35,719,305
Short Term Investments	1,020	-	-	1,020
Total Assets	$1,020	$35,719,305	$-	$35,720,325

Liabilities
Options Written	$-	$3,520,188	$-	$3,520,188
Total Liabilities	$-	$3,520,188	$-	$3,520,188

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$75,487,741	$-	$75,487,741
Short Term Investments	53	-	-	53
Total Assets	$53	$75,487,741	$-	$75,487,794

Liabilities
Options Written	$-	$7,713,897	$-	$7,713,897
Total Liabilities	$-	$7,713,897	$-	$7,713,897

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$53,390,743	$-	$53,390,743
Short Term Investments	758	-	-	758
Total Assets	$758	$53,390,743	$-	$53,391,501

Liabilities
Options Written	$-	$5,242,821	$-	$5,242,821
Total Liabilities	$-	$5,242,821	$-	$5,242,821

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$87,478,835	$-	$87,478,835
Total Assets	$-	$87,478,835	$-	$87,478,835

Liabilities
Options Written	$-	$9,588,809	$-	$9,588,809
Total Liabilities	$-	$9,588,809	$-	$9,588,809

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$83,001,390	$-	$83,001,390
Short Term Investments	1,706	-	-	1,706
Total Assets	$1,706	$83,001,390	$-	$83,003,096

Liabilities
Options Written	$-	$9,387,766	$-	$9,387,766
Total Liabilities	$-	$9,387,766	$-	$9,387,766

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,015,985	$-	$17,015,985
Short Term Investments	1,035	-	-	1,035
Total Assets	$1,035	$17,015,985	$-	$17,017,020

Liabilities
Options Written	$-	$2,005,981	$-	$2,005,981
Total Liabilities	$-	$2,005,981	$-	$2,005,981

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,431,957	$-	$25,431,957
Short Term Investments	1,085	-	-	1,085
Total Assets	$1,085	$25,431,957	$-	$25,433,042

Liabilities
Options Written	$-	$342,094	$-	$342,094
Total Liabilities	$-	$342,094	$-	$342,094

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$298,086,528	$-	$298,086,528
Short Term Investments	5,467	-	-	5,467
Total Assets	$5,467	$298,086,528	$-	$298,091,995

Liabilities
Options Written	$-	$9,381,238	$-	$9,381,238
Total Liabilities	$-	$9,381,238	$-	$9,381,238

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$121,559,145	$-	$121,559,145
Short Term Investments	1,057	-	-	1,057
Total Assets	$1,057	$121,559,145	$-	$121,560,202

Liabilities
Options Written	$-	$5,836,002	$-	$5,836,002
Total Liabilities	$-	$5,836,002	$-	$5,836,002

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$80,266,001	$-	$80,266,001
Short Term Investments	1,067	-	-	1,067
Total Assets	$1,067	$80,266,001	$-	$80,267,068

Liabilities
Options Written	$-	$8,076,969	$-	$8,076,969
Total Liabilities	$-	$8,076,969	$-	$8,076,969

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$240,264,401	$-	$240,264,401
Short Term Investments	867	-	-	867
Total Assets	$867	$240,264,401	$-	$240,265,268

Liabilities
Options Written	$-	$53,119,182	$-	$53,119,182
Total Liabilities	$-	$53,119,182	$-	$53,119,182

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$75,130,604	$-	$75,130,604
Short Term Investments	5,330	-	-	5,330
Total Assets	$5,330	$75,130,604	$-	$75,135,934

Liabilities
Options Written	$-	$9,310,637	$-	$9,310,637
Total Liabilities	$-	$9,310,637	$-	$9,310,637

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$106,339,548	$-	$106,339,548
Short Term Investments	983	-	-	983
Total Assets	$983	$106,339,548	$-	$106,340,531

Liabilities
Options Written	$-	$11,738,346	$-	$11,738,346
Total Liabilities	$-	$11,738,346	$-	$11,738,346

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$125,527,863	$-	$125,527,863
Short Term Investments	1,730	-	-	1,730
Total Assets	$1,730	$125,527,863	$-	$125,529,593

Liabilities
Options Written	$-	$13,777,752	$-	$13,777,752
Total Liabilities	$-	$13,777,752	$-	$13,777,752

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$121,637,037	$-	$121,637,037
Short Term Investments	838	-	-	838
Total Assets	$838	$121,637,037	$-	$121,637,875

Liabilities
Options Written	$-	$12,115,065	$-	$12,115,065
Total Liabilities	$-	$12,115,065	$-	$12,115,065

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$318,337,745	$-	$318,337,745
Short Term Investments	39,236	-	-	39,236
Total Assets	$39,236	$318,337,745	$-	$318,376,981

Liabilities
Options Written	$-	$30,943,326	$-	$30,943,326
Total Liabilities	$-	$30,943,326	$-	$30,943,326

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$212,635,018	$-	$212,635,018
Total Assets	$-	$212,635,018	$-	$212,635,018

Liabilities
Options Written	$-	$22,645,303	$-	$22,645,303
Total Liabilities	$-	$22,645,303	$-	$22,645,303

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$43,203,612	$-	$43,203,612
Total Assets	$-	$43,203,612	$-	$43,203,612

Liabilities
Options Written	$-	$5,007,791	$-	$5,007,791
Total Liabilities	$-	$5,007,791	$-	$5,007,791

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$66,816,160	$-	$66,816,160
Short Term Investments	1,477	-	-	1,477
Total Assets	$1,477	$66,816,160	$-	$66,817,637

Liabilities
Options Written	$-	$1,345,580	$-	$1,345,580
Total Liabilities	$-	$1,345,580	$-	$1,345,580

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$114,892,101	$-	$114,892,101
Short Term Investments	1,982	-	-	1,982
Total Assets	$1,982	$114,892,101	$-	$114,894,083

Liabilities
Options Written	$-	$2,856,414	$-	$2,856,414
Total Liabilities	$-	$2,856,414	$-	$2,856,414

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$33,210,331	$-	$33,210,331
Short Term Investments	1,020	-	-	1,020
Total Assets	$1,020	$33,210,331	$-	$33,211,351

Liabilities
Options Written	$-	$1,280,216	$-	$1,280,216
Total Liabilities	$-	$1,280,216	$-	$1,280,216

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$31,824,576	$-	$31,824,576
Short Term Investments	1,025	-	-	1,025
Total Assets	$1,025	$31,824,576	$-	$31,825,601

Liabilities
Options Written	$-	$3,436,377	$-	$3,436,377
Total Liabilities	$-	$3,436,377	$-	$3,436,377

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$40,624,878	$-	$40,624,878
Short Term Investments	3,367	-	-	3,367
Total Assets	$3,367	$40,624,878	$-	$40,628,245

Liabilities
Options Written	$-	$10,023,897	$-	$10,023,897
Total Liabilities	$-	$10,023,897	$-	$10,023,897

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$12,411,780	$-	$12,411,780
Short Term Investments	3	-	-	3
Total Assets	$3	$12,411,780	$-	$12,411,783

Liabilities
Options Written	$-	$1,707,652	$-	$1,707,652
Total Liabilities	$-	$1,707,652	$-	$1,707,652

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$16,933,528	$-	$16,933,528
Short Term Investments	1,870	-	-	1,870
Total Assets	$1,870	$16,933,528	$-	$16,935,398

Liabilities
Options Written	$-	$1,932,463	$-	$1,932,463
Total Liabilities	$-	$1,932,463	$-	$1,932,463

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$44,662,525	$-	$44,662,525
Short Term Investments	729	-	-	729
Total Assets	$729	$44,662,525	$-	$44,663,254

Liabilities
Options Written	$-	$5,072,007	$-	$5,072,007
Total Liabilities	$-	$5,072,007	$-	$5,072,007

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$50,026,833	$-	$50,026,833
Total Assets	$-	$50,026,833	$-	$50,026,833

Liabilities
Options Written	$-	$4,359,860	$-	$4,359,860
Total Liabilities	$-	$4,359,860	$-	$4,359,860

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$69,971,447	$-	$69,971,447
Total Assets	$-	$69,971,447	$-	$69,971,447

Liabilities
Options Written	$-	$4,738,581	$-	$4,738,581
Total Liabilities	$-	$4,738,581	$-	$4,738,581

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$115,406,569	$-	$115,406,569
Total Assets	$-	$115,406,569	$-	$115,406,569

Liabilities
Options Written	$-	$10,016,939	$-	$10,016,939
Total Liabilities	$-	$10,016,939	$-	$10,016,939

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,872,415	$-	$9,872,415
Short Term Investments	1,106	-	-	1,106
Total Assets	$1,106	$9,872,415	$-	$9,873,521

Liabilities
Options Written	$-	$1,010,299	$-	$1,010,299
Total Liabilities	$-	$1,010,299	$-	$1,010,299

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$24,469,000	$-	$24,469,000
Short Term Investments	1,013	-	-	1,013
Total Assets	$1,013	$24,469,000	$-	$24,470,013

Liabilities
Options Written	$-	$576,039	$-	$576,039
Total Liabilities	$-	$576,039	$-	$576,039

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the year or period ended October 31, 2020.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2020, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$129,552,668	$3,769,360
BFEB	38,978,376	1,767,340
BMAR	25,990,605	2,155,562
BAPR	86,163,155	16,496,275
BMAY	17,999,745	1,893,925
BJUN	35,719,305	3,520,188
BJUL	75,487,741	7,713,897
BAUG	53,390,743	5,242,821
BSEP	87,478,835	9,588,809
BOCT	83,001,390	9,387,766
BNOV	17,015,985	2,005,981
BDEC	25,431,957	342,094
PJAN	298,086,528	9,381,238
PFEB	121,559,145	5,836,002
PMAR	80,266,001	8,076,969
PAPR	240,264,401	53,119,182
PMAY	75,130,604	9,310,637
PJUN	106,339,548	11,738,346
PJUL	125,527,863	13,777,752
PAUG	121,637,037	12,115,065
PSEP	318,337,745	30,943,326
POCT	212,635,018	22,645,303
PNOV	43,203,612	5,007,791
PDEC	66,816,160	1,345,580
UJAN	114,892,101	2,856,414
UFEB	33,210,331	1,280,216
UMAR	31,824,576	3,436,377
UAPR	40,624,878	10,023,897
UMAY	12,411,780	1,707,652
UJUN	16,933,528	1,932,463
UJUL	44,662,525	5,072,007
UAUG	50,026,833	4,359,860
USEP	69,971,447	4,738,581
UOCT	115,406,569	10,016,939
UNOV	9,872,415	1,010,299
UDEC	24,469,000	576,039

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2020:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written	Investments	Options written
BJAN	$12,306,601	$(14,831,133)	$(7,984,829)	$1,001,137
BFEB	6,319,577	(282,572)	(5,335,914)	(522,583)
BMAR	8,037,719	1,884,343	(6,600,433)	(1,187,236)
BAPR	35,862,358	5,232,609	(19,358,509)	(12,318,612)
BMAY	6,476,916	1,244,013	(5,069,375)	(1,129,022)
BJUN	9,877,950	3,558,364	(6,175,093)	(1,316,006)
BJUL	(2,174,540)	3,510,821	4,874,112	544,132
BAUG	4,435,550	2,295,341	(1,623,434)	(705,994)
BSEP	3,474,143	1,942,603	(5,331,035)	(1,356,222)
BOCT	4,181,836	1,423,529	424,112	(368,237)
BNOV	1,590,027	990,070	(729)	(911)
BDEC	6,734,897	(475,706)	(5,400,408)	(37,224)
PJAN	37,340,708	(11,644,234)	(25,045,851)	4,047,797
PFEB	31,904,641	4,476,532	(27,706,583)	(2,597,210)
PMAR	26,816,308	5,413,705	(21,881,128)	(4,462,559)
PAPR	110,546,417	8,986,488	(54,845,877)	(39,938,066)
PMAY	28,819,723	5,377,386	(22,478,059)	(5,574,222)
PJUN	25,956,609	11,512,006	(21,621,699)	(4,470,788)
PJUL	533,009	12,263,477	2,828,030	(178,477)
PAUG	4,632,913	(237,985)	(301,090)	(741,156)
PSEP	4,906,680	(1,859,548)	(9,200,385)	3,693,409
POCT	25,570,226	1,674,597	(11,840,698)	(1,052,241)
PNOV	3,217,465	2,239,808	(1,881)	(2,351)
PDEC	16,082,503	1,045,170	(15,346,863)	102,735
UJAN	38,179,825	(3,605,511)	(28,020,777)	835,959
UFEB	13,297,040	2,110,088	(12,722,782)	(798,730)
UMAR	17,101,837	3,920,861	(14,413,506)	(2,797,303)
UAPR	10,337,215	(978,113)	(1,637,003)	(6,617,078)
UMAY	4,275,023	442,927	(3,357,703)	(909,047)
UJUN	3,739,916	1,297,956	245,337	(426,034)
UJUL	4,636,852	5,528,500	(896,425)	(1,015,400)
UAUG	2,742,661	1,626,138	(322,135)	316,688
USEP	1,591,063	(624,002)	(1,808,942)	1,310,547
UOCT	7,558,817	3,029,729	(920,638)	1,398,972
UNOV	344,128	586,632	(380)	(475)
UDEC	11,661,226	1,856,097	(10,654,421)	(378,026)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The average volume of derivative activity during the year or period ended October 31, 2020, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$133,954,281	$(10,448,524)
BFEB	36,401,041	(3,404,588)
BMAR	23,334,337	(2,576,943)
BAPR	78,695,458	(12,587,382)
BMAY	16,700,732	(2,019,996)
BJUN	29,347,176	(2,777,034)
BJUL	81,785,331	(5,687,136)
BAUG	43,859,646	(2,824,010)
BSEP	20,664,406	(1,884,368)
BOCT	110,167,102	(6,740,412)
BNOV	28,324,588	(1,810,288)
BDEC	24,625,036	(1,533,298)
PJAN	226,854,753	(16,272,223)
PFEB	94,610,256	(7,776,107)
PMAR	68,093,106	(8,083,270)
PAPR	206,040,988	(39,256,935)
PMAY	74,274,630	(10,040,918)
PJUN	71,301,762	(7,478,521)
PJUL	123,974,729	(9,679,059)
PAUG	92,549,601	(6,692,345)
PSEP	77,152,706	(6,509,464)
POCT	256,337,628	(17,486,527)
PNOV	63,544,317	(4,212,352)
PDEC	57,930,596	(3,544,812)
UJAN	110,920,652	(5,833,738)
UFEB	30,863,867	(1,855,556)
UMAR	32,769,396	(3,677,112)
UAPR	37,369,286	(7,356,603)
UMAY	11,215,143	(1,648,163)
UJUN	16,833,607	(1,362,957)
UJUL	54,914,944	(3,373,318)
UAUG	34,411,857	(2,105,583)
USEP	17,474,542	(1,062,493)
UOCT	124,237,533	(7,566,007)
UNOV	9,733,531	(559,053)
UDEC	24,435,736	(1,220,187)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year or period.  Actual results could differ from these estimates.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2020, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$31,534	$(31,534)
BFEB	(107,105)	107,105
BMAR	(2,016,607)	2,016,607
BAPR	(8,891,091)	8,891,091
BMAY	(1,460,051)	1,460,051
BJUN	(5,737,186)	5,737,186
BJUL	(6,161,468)	6,161,468
BAUG	(4,076,788)	4,076,788
BSEP	5,905	(5,905)
BOCT	(4,810,422)	4,810,422
BNOV	(2,371,970)	2,371,970
BDEC	(642,616)	642,616
PJAN	(3,108,492)	3,108,492
PFEB	(5,545,298)	5,545,298
PMAR	(5,548,183)	5,548,183
PAPR	(23,407,639)	23,407,639
PMAY	(5,854,343)	5,854,343
PJUN	(10,899,318)	10,899,318
PJUL	(14,564,391)	14,564,391
PAUG	(2,661,061)	2,661,061
PSEP	26,767	(26,767)
POCT	(12,381,961)	12,381,961
PNOV	(4,991,347)	4,991,347
PDEC	(1,469,446)	1,469,446
UJAN	(6,590,214)	6,590,214
UFEB	(1,704,361)	1,704,361
UMAR	(3,649,945)	3,649,945
UAPR	(869,164)	869,164
UMAY	(410,439)	410,439
UJUN	(4,729,323)	4,729,323
UJUL	(7,860,724)	7,860,724
UAUG	(4,120,554)	4,120,554
USEP	(358,177)	358,177
UOCT	(10,125,530)	10,125,530
UNOV	(849,387)	849,387
UDEC	(2,310,768)	2,310,768

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day–to–day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Funds’ portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.	INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2020, the cost of purchases and proceeds from sales of investment securities, other than short–term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BJAN	$-	$-	$-	$-
BFEB	-	-	-	-
BMAR	-	-	-	-
BAPR	-	-	-	-
BMAY	-	-	-	-
BJUN	-	-	-	-
BJUL	-	270,309	-	7,465,307
BAUG	-	-	-	-
BSEP	-	-	-	-
BOCT	-	-	-	-
BNOV	-	-	-	-
BDEC	-	2,867,488	-	4,021,723
PJAN	-	-	-	-
PFEB	-	-	-	-
PMAR	-	-	-	-
PAPR	-	-	-	-
PMAY	-	-	-	-
PJUN	-	-	-	-
PJUL	-	281	-	26,901
PAUG	-	-	-	-
PSEP	-	144,989	-	8,729
POCT	-	-	-	-
PNOV	-	-	-	-
PDEC	-	2,808,906	-	3,671,169
UJAN	-	-	-	-
UFEB	-	-	-	-
UMAR	-	-	-	-
UAPR	-	-	-	813,825
UMAY	-	-	-	-
UJUN	-	-	-	-
UJUL	-	64,255	-	25,441,242
UAUG	-	-	-	-
USEP	-	104,626	-	52,112
UOCT	-	-	-	-
UNOV	-	-	-	-
UDEC	-	2,908,235	-	2,777,559

For the year or period ended October 31, 2020, the Funds did not have in–kind transactions associated with creations and redemptions.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments including written options and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
BJAN	$125,783,308	$-	$-	$-
BFEB	37,212,050	-	-	-
BMAR	23,836,039	-	-	-
BAPR	69,668,192	-	-	-
BMAY	16,105,821	-	-	-
BJUN	32,200,137	-	-	-
BJUL	67,773,897	-	-	-
BAUG	48,148,680	-	-	-
BSEP	77,890,026	-	-	-
BOCT	73,615,330	-	-	-
BNOV	15,011,039	-	-	-
BDEC	25,090,948	-	-	-
PJAN	288,710,757	-	-	-
PFEB	115,724,200	-	-	-
PMAR	72,190,099	-	-	-
PAPR	187,146,086	-	-	-
PMAY	65,825,297	-	-	-
PJUN	94,602,185	-	-	-
PJUL	111,751,841	-	-	-
PAUG	109,522,810	-	-	-
PSEP	287,433,655	-	-	-
POCT	189,989,715	-	-	-
PNOV	38,195,821	-	-	-
PDEC	65,472,057	-	-	-
UJAN	112,037,669	-	-	-
UFEB	31,931,135	-	-	-
UMAR	28,389,224	-	-	-
UAPR	30,604,348	-	-	-
UMAY	10,704,131	-	-	-
UJUN	15,002,935	-	-	-
UJUL	39,591,247	-	-	-
UAUG	45,666,973	-	-	-
USEP	65,232,866	-	-	-
UOCT	105,389,630	-	-	-
UNOV	8,863,222	-	-	-
UDEC	23,893,974	-	-	-

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to the tax treatment of derivatives.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
BJAN	$(10,425,848)	$-	$-	$(10,425,848)
BFEB	(136,657)	-	-	(136,657)
BMAR	-	-	-	-
BAPR	-	-	-	-
BMAY	-	-	-	-
BJUN	-	-	-	-
BJUL	-	-	-	-
BAUG	-	-	-	-
BSEP	(1,393,079)	-	-	(1,393,079)
BOCT	-	-	-	-
BNOV	-	-	-	-
BDEC	-	-	-	-
PJAN	-	-	-	-
PFEB	-	-	-	-
PMAR	-	-	-	-
PAPR	-	-	-	-
PMAY	-	-	-	-
PJUN	-	-	-	-
PJUL	-	-	-	-
PAUG	-	-	-	-
PSEP	(2,917,534)	-	-	(2,917,534)
POCT	-	-	-	-
PNOV	-	-	-	-
PDEC	-	-	-	-
UJAN	-	-	-	-
UFEB	-	-	-	-
UMAR	-	-	-	-
UAPR	-	-	-	-
UMAY	-	-	-	-
UJUN	-	-	-	-
UJUL	-	-	-	-
UAUG	-	-	-	-
USEP	-	-	-	-
UOCT	-	-	-	-
UNOV	-	-	-	-
UDEC	-	-	-	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal year or period ended October 31, 2020, the Funds elected to defer qualified late year ordinary losses as follows:

Late Year Ordinary Losses
BJAN	$917,624
BFEB	136,657
BMAR	-
BAPR	-
BMAY	-
BJUN	-
BJUL	-
BAUG	-
BSEP	122,568
BOCT	-
BNOV	-
BDEC	-
PJAN	-
PFEB	-
PMAR	-
PAPR	-
PMAY	-
PJUN	-
PJUL	-
PAUG	-
PSEP	457,690
POCT	-
PNOV	-
PDEC	-
UJAN	-
UFEB	-
UMAR	-
UAPR	-
UMAY	-
UJUN	-
UJUL	-
UAUG	-
USEP	-
UOCT	-
UNOV	-
UDEC	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2020, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

	Indefinite Short-Term	Indefinite Long-Term
BJAN	$3,803,290	$5,704,934
BFEB	-	-
BMAR	-	-
BAPR	-	-
BMAY	-	-
BJUN	-	-
BJUL	-	-
BAUG	-	-
BSEP	508,204	762,307
BOCT	-	-
BNOV	-	-
BDEC	-	-
PJAN	-	-
PFEB	-	-
PMAR	-	-
PAPR	-	-
PMAY	-	-
PJUN	-	-
PJUL	-	-
PAUG	-	-
PSEP	983,937	1,475,907
POCT	-	-
PNOV	-	-
PDEC	-	-
UJAN	-	-
UFEB	-	-
UMAR	-	-
UAPR	-	-
UMAY	-	-
UJUN	-	-
UJUL	-	-
UAUG	-	-
USEP	-	-
UOCT	-	-
UNOV	-	-
UDEC	-	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2020, BNOV, PNOV, and UNOV each utilized $270 of capital loss carryforwards available.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The tax character of the distributions paid by the Funds during the fiscal year or period ended October 31, 2020 were as follows:

	Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
BJAN	$1,017,030	$-	$1,017,030
BFEB	-	-	-
BMAR	-	-	-
BAPR	-	-	-
BMAY	-	-	-
BJUN	-	-	-
BJUL	-	-	-
BAUG	-	-	-
BSEP	62,944	-	62,944
BOCT	364,251	-	364,251
BNOV	-	-	-
BDEC	-	-	-
PJAN	-	-	-
PFEB	-	-	-
PMAR	-	-	-
PAPR	1,697,336	1,088,189	2,785,525
PMAY	-	-	-
PJUN	-	-	-
PJUL	770,315	-	770,315
PAUG	1,011,480	526,980	1,538,460
PSEP	-	-	-
POCT	2,195,472	4,873,122	7,068,594
PNOV	-	-	-
PDEC	-	-	-
UJAN	-	-	-
UFEB	-	-	-
UMAR	-	-	-
UAPR	252,554	161,349	413,903
UMAY	-	-	-
UJUN	42,149	59,377	101,526
UJUL	1,438,744	953,057	2,391,801
UAUG	97,889	57,580	155,469
USEP	20,870	11,776	32,646
UOCT	2,185,521	968,412	3,153,933
UNOV	-	-	-
UDEC	-	-	-

The Funds did not pay any distributions during the fiscal year or period ended October 31, 2019.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

7.         COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

8.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator S&P 500® Buffer ETF – January, Innovator S&P 500® Buffer ETF – February, Innovator S&P 500® Buffer ETF – March, Innovator S&P 500® Buffer ETF – April, Innovator S&P 500® Buffer ETF – May, Innovator S&P 500® Buffer ETF – June, Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Buffer ETF – August, Innovator S&P 500® Buffer ETF – September, Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Buffer ETF – November, Innovator S&P 500® Buffer ETF – December, Innovator S&P 500® Power Buffer ETF – January, Innovator S&P 500® Power Buffer ETF – February, Innovator S&P 500® Power Buffer ETF – March, Innovator S&P 500® Power Buffer ETF – April, Innovator S&P 500® Power Buffer ETF – May, Innovator S&P 500® Power Buffer ETF – June, Innovator S&P 500® Power Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – August, Innovator S&P 500® Power Buffer ETF – September, Innovator S&P 500® Power Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – November, Innovator S&P 500® Power Buffer ETF – December, Innovator S&P 500® Ultra Buffer ETF – January, Innovator S&P 500® Ultra Buffer ETF – February, Innovator S&P 500® Ultra Buffer ETF – March, Innovator S&P 500® Ultra Buffer ETF – April, Innovator S&P 500® Ultra Buffer ETF – May, Innovator S&P 500® Ultra Buffer ETF – June, Innovator S&P 500® Ultra Buffer ETF – July, Innovator S&P 500® Ultra Buffer ETF – August, Innovator S&P 500® Ultra Buffer ETF – September, Innovator S&P 500® Ultra Buffer ETF – October, Innovator S&P 500® Ultra Buffer ETF – November and Innovator S&P 500® Ultra Buffer ETF – December (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator S&P 500® Power Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – July	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from August 7, 2018 (commencement of operations) through October 31, 2018
Innovator S&P 500® Buffer ETF – July	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from August 28, 2018 (commencement of operations) through October 31, 2018
Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – October and Innovator S&P 500® Ultra Buffer ETF – October	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020 and 2019 and for the period from September 28, 2018 (commencement of operations) through October 31, 2018
Innovator S&P 500® Buffer ETF – January, Innovator S&P 500® Power Buffer ETF – January and Innovator S&P 500 Ultra Buffer ETF – January	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from December 31, 2018 (commencement of operations) through October 31, 2019

INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator S&P 500® Buffer ETF – April, Innovator S&P 500® Power Buffer ETF – April and Innovator S&P 500® Ultra Buffer ETF – April	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from March 29, 2019 (commencement of operations) through October 31, 2019
Innovator S&P 500® Buffer ETF – June, Innovator S&P 500® Power Buffer ETF – June and Innovator S&P 500® Ultra Buffer ETF – June	For the year ended October 31, 2020	For the year ended October 31, 2020, and for the period from May 31, 2019 (commencement of operations) through October 31, 2019
Innovator S&P 500® Buffer ETF – August, Innovator S&P 500® Power Buffer ETF – August and Innovator S&P 500 Ultra Buffer ETF – August	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from July 31, 2019 (commencement of operations) through October 31, 2019
Innovator S&P 500® Buffer ETF – September, Innovator S&P 500® Power Buffer ETF – September and Innovator S&P 500® Ultra Buffer ETF – September	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from August 30, 3019 (commencement of operations) through October 31, 2019
Innovator S&P 500® Buffer ETF – November, Innovator S&P 500® Power Buffer ETF – November and Innovator S&P 500® Ultra Buffer ETF – November	For the year ended October 31, 2020	For the year ended October 31, 2020 and for the period from October 31, 2019 (commencement of operations) through October 31, 2019
Innovator S&P 500® Buffer ETF – December, Innovator S&P 500® Power Buffer ETF – December and Innovator S&P 500® Ultra Buffer ETF – December	For the period from November 29, 2019 (commencement of operations) through October 31, 2020
Innovator S&P 500® Buffer ETF – February, Innovator S&P 500® Power Buffer ETF – February and Innovator S&P 500 Ultra Buffer ETF – February	For the period from January 31, 2020 (commencement of operations) through October 31, 2020

INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator S&P 500® Buffer ETF – March, Innovator S&P 500® Power Buffer ETF – March and Innovator S&P 500® Ultra Buffer ETF – March	For the period from February 28, 2020 (commencement of operations) through October 31, 2020
Innovator S&P 500® Buffer ETF – May, Innovator S&P 500® Power Buffer ETF – May and Innovator S&P 500® Ultra Buffer ETF – May	For the period from April 30, 2020 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

INNOVATOR ETFs TRUST

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 28, 2020

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel Inc.	59	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	59	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	59	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003–2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	59	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	59	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	59	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB–ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR S&P 500® BUFFER ETF – JANUARY, FEBRUARY, MARCH, APRIL, MAY, JUNE, JULY, AUGUST, SEPTEMBER, OCTOBER, NOVEMBER, DECEMBER INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY, FEBRUARY, MARCH, APRIL, MAY, JUNE, JULY, AUGUST, SEPTEMBER, OCTOBER, NOVEMBER, DECEMBER

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY, FEBRUARY, MARCH, APRIL, MAY, JUNE, JULY, AUGUST, SEPTEMBER, OCTOBER, NOVEMBER, DECEMBER

At a quarterly in–person Board meeting held on June 11, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P 500® Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December, Innovator S&P 500® Power Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December and Innovator S&P 500® Ultra Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December ETFs (the “Funds”), and the Sub–Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub–Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub–advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one-year periods ended March 31, 2020 including NAV, market and respective index returns.

The Board considered the unitary fee rate payable by each Fund under the investment management agreement for the services provided. The Board noted that, under the unitary fee arrangement, each Fund pays the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser pays Milliman an annual sub–advisory fee equal to 0.12% on the Fund assets under management.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the Funds.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

6.	TAX NOTICE

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2020, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2020, the Funds paid the following ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c):

% of Ordinary Income Distributions designated as
Short-Term Capital Gain Distributions
BJAN	100.00%
BFEB	0.00%
BMAR	0.00%
BAPR	0.00%
BMAY	0.00%
BJUN	0.00%
BJUL	0.00%
BAUG	0.00%
BSEP	100.00%
BOCT	100.00%
BNOV	0.00%
BDEC	0.00%
PJAN	0.00%
PFEB	0.00%
PMAR	0.00%
PAPR	100.00%
PMAY	0.00%
PJUN	0.00%
PJUL	100.00%
PAUG	100.00%
PSEP	0.00%
POCT	100.00%
PNOV	0.00%
PDEC	0.00%
UJAN	0.00%
UFEB	0.00%
UMAR	0.00%
UAPR	100.00%
UMAY	0.00%
UJUN	100.00%
UJUL	100.00%
UAUG	100.00%
USEP	100.00%
UOCT	100.00%
UNOV	0.00%
UDEC	0.00%

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

7. Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETF Trust and Innovator ETF Trust II (each a “Trust” and, collectively, the “Trusts”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trusts’ Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trusts’ investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trusts’ Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 17, 2020, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program since its implementation in September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

The Committee noted that certain of the Funds continue to qualify as “in-kind” ETFs under Rule 22e-4 and, as such, are exempt from the requirement to set a highly liquid investment minimum. The Committee noted that the remaining funds are invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule. Because of that continued qualification for the exemption, the Funds have not adopted any “highly liquid investment” minimum amounts. The Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street,

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$370,500	$197,250
Audit-Related Fees	-	-
Tax Fees	$199,500	$109,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	$199,500	$109,000
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date 12/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date 12/28/2020

By (Signature and Title)*	/s/ John Southard
John Southard, Principal Financial Officer

Date 12/28/2020

* Print the name and title of each signing officer under his or her signature.